UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Semiannual Report

March 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Asset Manager® 20%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 30%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 40%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 50%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 60%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 70%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 85%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Asset Manager® 20%
Class A	.85%
Actual		$ 1,000.00	$ 1,041.10	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Class T	1.10%
Actual		$ 1,000.00	$ 1,039.80	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.65%
Actual		$ 1,000.00	$ 1,037.70	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.61%
Actual		$ 1,000.00	$ 1,037.30	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Asset Manager 20%	.55%
Actual		$ 1,000.00	$ 1,042.50	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,043.20	$ 3.11
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,057.20	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.12%
Actual		$ 1,000.00	$ 1,056.30	$ 5.74
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class B	1.65%
Actual		$ 1,000.00	$ 1,053.40	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,053.60	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.60%
Actual		$ 1,000.00	$ 1,059.80	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,058.60	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,074.50	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 1,073.50	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,070.40	$ 8.52
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,070.90	$ 8.52
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.62%
Actual		$ 1,000.00	$ 1,075.90	$ 3.21
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,075.90	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Asset Manager 50%
Class A	1.01%
Actual		$ 1,000.00	$ 1,092.20	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.23%
Actual		$ 1,000.00	$ 1,091.30	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.19
Class B	1.76%
Actual		$ 1,000.00	$ 1,088.40	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.85
Class C	1.73%
Actual		$ 1,000.00	$ 1,088.30	$ 9.01
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Asset Manager 50%	.70%
Actual		$ 1,000.00	$ 1,094.30	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,093.70	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,106.90	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class T	1.35%
Actual		$ 1,000.00	$ 1,106.50	$ 7.09
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.85%
Actual		$ 1,000.00	$ 1,103.80	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 1,104.40	$ 9.71
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.81%
Actual		$ 1,000.00	$ 1,109.30	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,108.60	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Fidelity Asset Manager 70%
Class A	1.09%
Actual		$ 1,000.00	$ 1,126.80	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.35%
Actual		$ 1,000.00	$ 1,125.20	$ 7.15
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.90%
Actual		$ 1,000.00	$ 1,122.50	$ 10.05
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class C	1.83%
Actual		$ 1,000.00	$ 1,122.80	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Asset Manager 70%	.78%
Actual		$ 1,000.00	$ 1,128.30	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,128.00	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Fidelity Asset Manager 85%
Class A	1.09%
Actual		$ 1,000.00	$ 1,151.00	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.34%
Actual		$ 1,000.00	$ 1,148.90	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.91%
Actual		$ 1,000.00	$ 1,146.00	$ 10.22
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 1,146.70	$ 9.79
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Asset Manager 85%	.82%
Actual		$ 1,000.00	$ 1,152.60	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,152.30	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .15%

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.9	17.2
Fannie Mae	15.4	11.6
Freddie Mac	3.1	1.4
Ginnie Mae	0.8	1.5
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.4
	35.6
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 35.4%	U.S. Government and U.S. Government Agency Obligations 31.9%
AAA,AA,A 6.5%	AAA,AA,A 8.4%
BBB 6.1%	BBB 7.2%
BB and Below 7.9%	BB and Below 7.6%
Not Rated 0.8%	Not Rated 1.3%
Equities* 20.8%	Equities** 21.9%
Short-Term Investments and Net Other Assets 22.5%	Short-Term Investments and Net Other Assets 21.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.4
Exxon Mobil Corp.	0.3	0.3
Comerica, Inc.	0.3	0.1
Visa, Inc. Class A	0.2	0.2
General Electric Co.	0.2	0.2
	1.3
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 22.2%	Stock Class and Equity Futures ** 21.9%
Bond Class 51.2%	Bond Class 54.0%
Short-Term Class 26.6%	Short-Term Class 24.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.8
Fidelity Financials Central Fund	2.7
Fidelity Information Technology Central Fund	2.5
Fidelity Energy Central Fund	1.9
Fidelity Industrials Central Fund	1.8
Fidelity Commodity Strategy Central Fund	1.8
Fidelity Health Care Central Fund	1.7
Fidelity Consumer Discretionary Central Fund	1.6
Fidelity Consumer Staples Central Fund	1.3
Fidelity Emerging Markets Equity Central Fund	0.7
Fidelity Materials Central Fund	0.6
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.5
Total Equity Central Funds	22.4
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	46.5
Total Fixed-Income Central Funds	53.6
Money Market Central Funds	24.0
Net Other Assets (Liabilities)	0.0 *
Total	100.0
* Amount represents less than 0.1%

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 10.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	4,757,156	$ 62,794,456
Fidelity Consumer Discretionary Central Fund (b)	434,716	57,152,125
Fidelity Consumer Staples Central Fund (b)	348,893	46,901,720
Fidelity Emerging Markets Equity Central Fund (b)	109,494	24,881,441
Fidelity Energy Central Fund (b)	466,696	67,866,911
Fidelity Financials Central Fund (b)	1,585,668	96,551,313
Fidelity Health Care Central Fund (b)	423,456	58,542,769
Fidelity Industrials Central Fund (b)	403,756	62,311,716
Fidelity Information Technology Central Fund (b)	486,503	90,119,851
Fidelity International Equity Central Fund (b)	2,340,903	171,400,950
Fidelity Materials Central Fund (b)	120,996	21,779,213
Fidelity Telecom Services Central Fund (b)	123,167	15,815,863
Fidelity Utilities Central Fund (b)	170,918	17,748,130
TOTAL EQUITY CENTRAL FUNDS (Cost $681,151,070)		793,866,458
Fixed-Income Central Funds - 53.6%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (b)	1,761,256	17,630,166
Fidelity Floating Rate Central Fund (b)	1,129,883	115,361,034
Fidelity High Income Central Fund 1 (b)	1,213,655	120,358,185
TOTAL HIGH YIELD FIXED-INCOME FUNDS		253,349,385

Investment Grade Fixed-Income Funds - 46.5%
Fidelity Tactical Income Central Fund (b)	16,349,055	1,645,368,854
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,834,782,570)		1,898,718,239
Money Market Central Funds - 24.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	221,901,518	$ 221,901,518
Fidelity Money Market Central Fund, .39% (a)	627,037,421	627,037,421
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $848,938,939)		848,938,939
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,364,872,579)	3,541,523,636
NET OTHER ASSETS (LIABILITIES) - 0.0%	117,770
NET ASSETS - 100%	$ 3,541,641,406
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179,038
Fidelity Consumer Discretionary Central Fund	283,236
Fidelity Consumer Staples Central Fund	614,398
Fidelity Emerging Markets Debt Central Fund	14,762
Fidelity Emerging Markets Equity Central Fund	89,903
Fidelity Energy Central Fund	416,047
Fidelity Financials Central Fund	353,111
Fidelity Floating Rate Central Fund	2,360,002
Fidelity Health Care Central Fund	220,762
Fidelity High Income Central Fund 1	4,750,028
Fidelity Industrials Central Fund	395,244
Fidelity Information Technology Central Fund	110,770
Fidelity International Equity Central Fund	1,441,270
Fidelity Materials Central Fund	116,895
Fidelity Money Market Central Fund	1,241,906
Fidelity Tactical Income Central Fund	23,740,460
Fidelity Telecom Services Central Fund	152,145
Fidelity Utilities Central Fund	264,746
Total	$ 36,744,723
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 23,863,792	$ 4,833,182	$ 62,794,456	7.0%
Fidelity Consumer Discretionary Central Fund	45,560,668	7,948,066	3,763,775	57,152,125	8.2%
Fidelity Consumer Staples Central Fund	43,988,692	4,701,787	4,960,748	46,901,720	7.6%
Fidelity Emerging Markets Debt Central Fund	-	17,619,087	5,836	17,630,166	17.9%
Fidelity Emerging Markets Equity Central Fund	35,966,470	5,030,339	19,627,194	24,881,441	7.6%
Fidelity Energy Central Fund	44,327,258	7,693,834	5,465,758	67,866,911	7.8%
Fidelity Financials Central Fund	82,498,800	14,570,848	8,041,861	96,551,313	8.1%
Fidelity Floating Rate Central Fund	97,415,747	12,572,926	306,100	115,361,034	3.9%
Fidelity Health Care Central Fund	51,145,285	5,343,075	9,301,623	58,542,769	7.9%
Fidelity High Income Central Fund 1	121,836,478	12,603,451	18,213,400	120,358,185	21.8%
Fidelity Industrials Central Fund	49,634,644	5,664,856	5,221,741	62,311,716	8.1%
Fidelity Information Technology Central Fund	76,871,824	5,956,640	8,340,227	90,119,851	8.0%
Fidelity International Equity Central Fund	150,090,745	11,888,857	6,402,921	171,400,950	9.1%
Fidelity Materials Central Fund	16,958,529	2,573,745	2,478,688	21,779,213	8.3%
Fidelity Tactical Income Central Fund	1,487,037,888	224,487,887	53,676,757	1,645,368,854	34.5%
Fidelity Telecom Services Central Fund	13,038,484	1,965,768	562,411	15,815,863	7.9%
Fidelity Utilities Central Fund	16,478,538	1,543,395	1,403,623	17,748,130	7.9%
Total	$ 2,367,934,263	$ 366,028,353	$ 152,605,845	$ 2,692,584,697
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
United Kingdom	2.1%
Others (Individually Less Than 1%)	8.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $73,793,498 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $3,364,872,579)		$3,541,523,636
Receivable for investments sold		907,521
Receivable for fund shares sold		5,130,653
Distributions receivable from Fidelity Central Funds		238,428
Prepaid expenses		3,736
Other receivables		42,661
Total assets		3,547,846,635

Liabilities
Payable for investments purchased	$ 2,803,798
Payable for fund shares redeemed	1,773,982
Accrued management fee	1,212,361
Distribution and service plan fees payable	33,367
Other affiliated payables	366,775
Other payables and accrued expenses	14,946
Total liabilities		6,205,229

Net Assets		$ 3,541,641,406
Net Assets consist of:
Paid in capital		$ 3,405,490,346
Undistributed net investment income		5,866,703
Accumulated undistributed net realized gain (loss) on investments		(46,366,700)
Net unrealized appreciation (depreciation) on investments		176,651,057
Net Assets		$ 3,541,641,406

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,032,767 ÷ 3,782,167 shares)		$ 12.96

Maximum offering price per share (100/94.25 of $12.96)		$ 13.75
Class T: Net Asset Value and redemption price per share ($15,966,634 ÷ 1,233,576 shares)		$ 12.94

Maximum offering price per share (100/96.50 of $12.94)		$ 13.41
Class B: Net Asset Value and offering price per share ($3,288,845 ÷ 254,423 shares)A		$ 12.93

Class C: Net Asset Value and offering price per share ($17,224,476 ÷ 1,334,174 shares)A		$ 12.91

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($3,450,207,715 ÷ 265,744,690 shares)		$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,920,969 ÷ 456,215 shares)		$ 12.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 634
Income from Fidelity Central Funds		36,744,723
Total income		36,745,357

Expenses
Management fee	$ 6,964,019
Transfer agent fees	1,626,170
Distribution and service plan fees	190,870
Accounting fees and expenses	533,030
Custodian fees and expenses	3,222
Independent trustees' compensation	6,029
Registration fees	112,789
Audit	9,390
Legal	8,513
Miscellaneous	17,365
Total expenses before reductions	9,471,397
Expense reductions	(97,453)	9,373,944
Net investment income (loss)		27,371,413
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	27,731,384
Futures contracts	1,972,126
Capital gain distributions from Fidelity Central Funds	18,780
Total net realized gain (loss)		29,722,290
Change in net unrealized appreciation (depreciation) on: Investment securities	83,583,527
Futures contracts	(899,849)
Total change in net unrealized appreciation (depreciation)		82,683,678
Net gain (loss)		112,405,968
Net increase (decrease) in net assets resulting from operations		$ 139,777,381

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,371,413	$ 56,796,031
Net realized gain (loss)	29,722,290	31,482,211
Change in net unrealized appreciation (depreciation)	82,683,678	137,355,237
Net increase (decrease) in net assets resulting from operations	139,777,381	225,633,479
Distributions to shareholders from net investment income	(27,587,712)	(53,944,822)
Distributions to shareholders from net realized gain	(3,918,088)	(1,063,144)
Total distributions	(31,505,800)	(55,007,966)
Share transactions - net increase (decrease)	297,471,944	610,462,151
Total increase (decrease) in net assets	405,743,525	781,087,664

Net Assets
Beginning of period	3,135,897,881	2,354,810,217
End of period (including undistributed net investment income of $5,866,703 and undistributed net investment income of $6,083,002, respectively)	$ 3,541,641,406	$ 3,135,897,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.55	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.09	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.42	.74	.48	(1.27)	.40
Total from investment operations	.51	.96	.81	(.88)	.88
Distributions from net investment income	(.09)	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.10) J	(.21) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.96	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B, C, D	4.11%	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.85% A	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.85% A	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.85% A	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.34% A	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,033	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .015%.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.53	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.07	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.43	.74	.48	(1.28)	.40
Total from investment operations	.50	.93	.78	(.92)	.85
Distributions from net investment income	(.07)	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.09)	(.18) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.94	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B, C, D	3.98%	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.10% A	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.10% A	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.10% A	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.09% A	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,967	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.51	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.03	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.44	.74	.49	(1.27)	.38
Total from investment operations	.47	.86	.73	(.98)	.77
Distributions from net investment income	(.04)	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.05) I	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.93	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B, C, D	3.77%	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.65% A	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.55% A	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,289	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.50	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.04	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.43	.74	.49	(1.26)	.38
Total from investment operations	.47	.86	.73	(.97)	.77
Distributions from net investment income	(.04)	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.06)	(.12) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.91	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B, C, D	3.73%	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.61% A	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61% A	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60% A	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	.59% A	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,224	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.35	.43	.53	.46
Net realized and unrealized gain (loss)	.42	.75	.50	(1.28)	.38	.39
Total from investment operations	.53	1.00	.85	(.85)	.91	.85
Distributions from net investment income	(.11)	(.24)	(.39)	(.45)	(.55)	(.43)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)	(.28)
Total distributions	(.12) H	(.25)	(.39)	(.70)	(1.14)	(.71)
Net asset value, end of period	$ 12.98	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Total Return B, C	4.25%	8.54%	7.90%	(6.90)%	7.26%	6.77%
Ratios to Average Net Assets F
Expenses before reductions	.55% A	.56%	.58%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.55% A	.56%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.55% A	.56%	.58%	.56%	.57%	.57%
Net investment income (loss)	1.64% A	2.08%	3.30%	3.48%	4.15%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,450,208	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750
Portfolio turnover rate E	12% A	18%	16%	5%	6%	81% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 F
Net asset value, beginning of period	$ 12.56	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.10	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.44	.74	.50	(1.27)	.38
Total from investment operations	.54	.99	.86	(.85)	.91
Distributions from net investment income	(.11)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.12) H	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.98	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B, C	4.32%	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.61% A	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.61% A	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.60% A	.55%	.56%	.56%	.59% A
Net investment income (loss)	1.59% A	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,921	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.1	17.4
Fannie Mae	15.6	11.8
Freddie Mac	3.1	1.4
Ginnie Mae	0.8	1.5
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.4
	36.0
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 35.7%	U.S. Government and U.S. Government Agency Obligations 32.3%
AAA,AA,A 6.6%	AAA,AA,A 8.4%
BBB 6.1%	BBB 7.2%
BB and Below 7.7%	BB and Below 7.6%
Not Rated 0.7%	Not Rated 1.3%
Equities* 31.5%	Equities** 31.1%
Short-Term Investments and Net Other Assets 11.7%	Short-Term Investments and Net Other Assets 12.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.5
Comerica, Inc.	0.4	0.2
Exxon Mobil Corp.	0.4	0.4
Visa, Inc. Class A	0.4	0.3
General Electric Co.	0.3	0.3
	2.0
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures * 31.7%	Stocks and Equity Futures ** 31.1%
Bond Class 51.4%	Bonds 54.4%
Short-Term Class 16.9%	Short-Term Class 14.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	7.3
Fidelity Financials Central Fund	4.0
Fidelity Information Technology Central Fund	3.7
Fidelity Energy Central Fund	2.7
Fidelity Industrials Central Fund	2.5
Fidelity Consumer Discretionary Central Fund	2.4
Fidelity Health Care Central Fund	2.4
Fidelity Consumer Staples Central Fund	1.9
Fidelity Commodity Strategy Central Fund	1.8
Fidelity Emerging Markets Equity Central Fund	1.2
Fidelity Materials Central Fund	0.9
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	32.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.8
Investment Grade Fixed-Income Funds	47.0
Total Fixed-Income Central Funds	53.8
Money Market Central Funds	14.0
Net Other Assets (Liabilities)	0.1
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 13.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	271,043	$ 3,577,766
Fidelity Consumer Discretionary Central Fund (b)	36,136	4,750,815
Fidelity Consumer Staples Central Fund (b)	28,196	3,790,335
Fidelity Emerging Markets Equity Central Fund (b)	10,681	2,427,207
Fidelity Energy Central Fund (b)	37,255	5,417,692
Fidelity Financials Central Fund (b)	130,811	7,965,088
Fidelity Health Care Central Fund (b)	33,837	4,677,955
Fidelity Industrials Central Fund (b)	32,374	4,996,307
Fidelity Information Technology Central Fund (b)	39,569	7,329,720
Fidelity International Equity Central Fund (b)	198,260	14,516,609
Fidelity Materials Central Fund (b)	9,618	1,731,260
Fidelity Telecom Services Central Fund (b)	9,707	1,246,502
Fidelity Utilities Central Fund (b)	13,881	1,441,367
TOTAL EQUITY CENTRAL FUNDS (Cost $55,655,648)		63,868,623
Fixed-Income Central Funds - 53.8%

High Yield Fixed-Income Funds -6.8%
Fidelity Emerging Markets Debt Central Fund (b)	95,084	951,790
Fidelity Floating Rate Central Fund (b)	61,140	6,242,351
Fidelity High Income Central Fund 1 (b)	64,955	6,441,586
TOTAL HIGH YIELD FIXED-INCOME FUNDS		13,635,727

Investment Grade Fixed-Income Funds - 47.0%
Fidelity Tactical Income Central Fund (b)	929,124	93,507,056
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $103,141,308)		107,142,783
Money Market Central Funds - 14.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	18,094,476	$ 18,094,476
Fidelity Money Market Central Fund, .39% (a)	9,923,538	9,923,538
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $28,018,014)		28,018,014
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $186,814,970)	199,029,420
NET OTHER ASSETS (LIABILITIES) - 0.1%	136,190
NET ASSETS - 100%	$ 199,165,610
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,406
Fidelity Consumer Discretionary Central Fund	20,171
Fidelity Consumer Staples Central Fund	45,580
Fidelity Emerging Markets Debt Central Fund	798
Fidelity Emerging Markets Equity Central Fund	5,505
Fidelity Energy Central Fund	29,852
Fidelity Financials Central Fund	23,568
Fidelity Floating Rate Central Fund	112,468
Fidelity Health Care Central Fund	15,220
Fidelity High Income Central Fund 1	218,567
Fidelity Industrials Central Fund	28,253
Fidelity Information Technology Central Fund	7,500
Fidelity International Equity Central Fund	109,022
Fidelity Materials Central Fund	8,151
Fidelity Money Market Central Fund	19,655
Fidelity Tactical Income Central Fund	1,133,905
Fidelity Telecom Services Central Fund	9,647
Fidelity Utilities Central Fund	19,192
Total	$ 1,819,460
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 1,951,432	$ 11,886	$ 3,577,766	0.4%
Fidelity Consumer Discretionary Central Fund	2,836,215	1,584,590	151,733	4,750,815	0.7%
Fidelity Consumer Staples Central Fund	2,843,919	1,062,367	335,875	3,790,335	0.6%
Fidelity Emerging Markets Debt Central Fund	-	950,840	-	951,790	1.0%
Fidelity Emerging Markets Equity Central Fund	1,939,042	1,057,570	810,499	2,427,207	0.7%
Fidelity Energy Central Fund	2,899,956	1,416,545	384,702	5,417,692	0.6%
Fidelity Financials Central Fund	5,225,903	2,755,134	464,386	7,965,088	0.7%
Fidelity Floating Rate Central Fund	4,064,391	2,013,252	91,907	6,242,351	0.2%
Fidelity Health Care Central Fund	3,238,395	1,237,151	591,834	4,677,955	0.6%
Fidelity High Income Central Fund 1	4,863,799	2,403,368	1,006,204	6,441,586	1.2%
Fidelity Industrials Central Fund	2,985,576	1,406,193	217,728	4,996,307	0.6%
Fidelity Information Technology Central Fund	4,518,643	2,126,779	336,425	7,329,720	0.7%
Fidelity International Equity Central Fund	9,992,395	4,326,441	892,709	14,516,609	0.8%
Fidelity Materials Central Fund	1,042,730	447,122	66,283	1,731,260	0.7%
Fidelity Tactical Income Central Fund	62,297,007	32,403,737	696,741	93,507,056	2.0%
Fidelity Telecom Services Central Fund	753,772	438,026	40,937	1,246,502	0.6%
Fidelity Utilities Central Fund	1,047,040	407,005	91,433	1,441,367	0.6%
Total	$ 111,788,806	$ 57,987,552	$ 6,191,282	$ 171,011,406
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.1%
United Kingdom	2.6%
Japan	1.2%
Others (Individually Less Than 1%)	10.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $186,814,970)		$ 199,029,420
Receivable for investments sold		64,902
Receivable for fund shares sold		656,944
Distributions receivable from Fidelity Central Funds		5,917
Prepaid expenses		150
Other receivables		2,752
Total assets		199,760,085

Liabilities
Payable for investments purchased	$ 282,461
Payable for fund shares redeemed	199,682
Accrued management fee	67,111
Distribution and service plan fees payable	9,915
Other affiliated payables	21,076
Other payables and accrued expenses	14,230
Total liabilities		594,475

Net Assets		$ 199,165,610
Net Assets consist of:
Paid in capital		$ 188,265,384
Undistributed net investment income		332,656
Accumulated undistributed net realized gain (loss) on investments		(1,646,880)
Net unrealized appreciation (depreciation) on investments		12,214,450
Net Assets		$ 199,165,610

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,497,537 ÷ 864,469 shares)		$ 9.83

Maximum offering price per share (100/94.25 of $9.83)		$ 10.43
Class T: Net Asset Value and redemption price per share ($6,096,499 ÷ 620,800 shares)		$ 9.82

Maximum offering price per share (100/96.50 of $9.82)		$ 10.18
Class B: Net Asset Value and offering price per share ($1,214,704 ÷ 123,736 shares)A		$ 9.82

Class C: Net Asset Value and offering price per share ($5,707,167 ÷ 582,289 shares)A		$ 9.80

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($176,408,246 ÷ 17,936,087 shares)		$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,241,457 ÷ 126,231 shares)		$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 9
Income from Fidelity Central Funds		1,819,460
Total income		1,819,469

Expenses
Management fee	$ 332,095
Transfer agent fees	78,055
Distribution and service plan fees	56,954
Accounting fees and expenses	33,195
Custodian fees and expenses	2,501
Independent trustees' compensation	268
Registration fees	36,304
Audit	5,424
Legal	324
Miscellaneous	724
Total expenses before reductions	545,844
Expense reductions	(7,561)	538,283
Net investment income (loss)		1,281,186
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,342,231
Futures contracts	6,628
Capital gain distributions from Fidelity Central Funds	297
Total net realized gain (loss)		1,349,156
Change in net unrealized appreciation (depreciation) on: Investment securities	6,084,101
Futures contracts	500
Total change in net unrealized appreciation (depreciation)		6,084,601
Net gain (loss)		7,433,757
Net increase (decrease) in net assets resulting from operations		$ 8,714,943

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,281,186	$ 2,024,010
Net realized gain (loss)	1,349,156	2,731,395
Change in net unrealized appreciation (depreciation)	6,084,601	4,522,277
Net increase (decrease) in net assets resulting from operations	8,714,943	9,277,682
Distributions to shareholders from net investment income	(1,149,591)	(1,979,157)
Distributions to shareholders from net realized gain	(4,696,545)	(414,377)
Total distributions	(5,846,136)	(2,393,534)
Share transactions - net increase (decrease)	66,460,069	51,214,605
Total increase (decrease) in net assets	69,328,876	58,098,753

Net Assets
Beginning of period	129,836,734	71,737,981
End of period (including undistributed net investment income of $332,656 and undistributed net investment income of $201,061, respectively)	$ 199,165,610	$ 129,836,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.17	.22	.24
Net realized and unrealized gain (loss)	.47	.67	.40	(1.39)
Total from investment operations	.54	.84	.62	(1.15)
Distributions from net investment income	(.06)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.37)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.83	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	5.72%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	.91% A	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.98% A
Expenses net of all reductions	.89% A	.89%	.89%	.98% A
Net investment income (loss)	1.38% A	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,498	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.15	.20	.22
Net realized and unrealized gain (loss)	.47	.67	.40	(1.40)
Total from investment operations	.53	.82	.60	(1.18)
Distributions from net investment income	(.05)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.36)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.82	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	5.63%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.13% A	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.12% A	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.12% A	1.14%	1.14%	1.20% A
Net investment income (loss)	1.16% A	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,096	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.16	.17
Net realized and unrealized gain (loss)	.48	.67	.40	(1.39)
Total from investment operations	.51	.77	.56	(1.22)
Distributions from net investment income	(.03)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.34)	(.15) I	(.18)	(.13)
Net asset value, end of period	$ 9.82	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	5.34%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.70% A	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.73% A
Net investment income (loss)	.63% A	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,215	$ 1,336	$ 773	$ 480
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.16	.17
Net realized and unrealized gain (loss)	.48	.67	.39	(1.39)
Total from investment operations	.51	.77	.55	(1.22)
Distributions from net investment income	(.03)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.34)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.80	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	5.36%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.70% A
Net investment income (loss)	.63% A	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,707	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.24	.26
Net realized and unrealized gain (loss)	.49	.67	.40	(1.39)
Total from investment operations	.57	.86	.64	(1.13)
Distributions from net investment income	(.08)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.39)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.84	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	5.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.60% A	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.60% A	.65%	.65%	.73% A
Expenses net of all reductions	.60% A	.64%	.65%	.72% A
Net investment income (loss)	1.68% A	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,408	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate E	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.24	.26
Net realized and unrealized gain (loss)	.48	.67	.40	(1.39)
Total from investment operations	.56	.86	.64	(1.13)
Distributions from net investment income	(.08)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.39)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.83	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	5.86%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.61% A	.65%	.65%	.75% A
Expenses net of all reductions	.61% A	.64%	.65%	.75% A
Net investment income (loss)	1.67% A	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241	$ 1,168	$ 773	$ 209
Portfolio turnover rate E	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.1	15.1
Fannie Mae	13.7	10.3
Freddie Mac	2.7	1.3
Ginnie Mae	0.7	1.3
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.4
	31.6
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 31.3%	U.S. Government and U.S. Government Agency Obligations 28.1%
AAA,AA,A 5.9%	AAA,AA,A 7.5%
BBB 5.6%	BBB 6.3%
BB and Below 7.1%	BB and Below 7.2%
Not Rated 0.7%	Not Rated 1.2%
Equities* 41.7%	Equities** 41.3%
Short-Term Investments and Net Other Assets 7.7%	Short-Term Investments and Net Other Assets 8.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.7
Comerica, Inc.	0.5	0.2
Exxon Mobil Corp.	0.5	0.6
Visa, Inc. Class A	0.5	0.4
General Electric Co.	0.4	0.4
	2.5
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures * 41.2%	Stock Class and Equity Futures ** 41.3%
Bond Class 45.9%	Bond Class 48.2%
Short-Term Class 12.9%	Short-Term Class 10.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	9.8
Fidelity Financials Central Fund	5.3
Fidelity Information Technology Central Fund	4.8
Fidelity Energy Central Fund	3.5
Fidelity Industrials Central Fund	3.3
Fidelity Consumer Discretionary Central Fund	3.1
Fidelity Health Care Central Fund	3.1
Fidelity Consumer Staples Central Fund	2.5
Fidelity Commodity Strategy Central Fund	1.9
Fidelity Emerging Markets Equity Central Fund	1.6
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.0
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	41.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	41.0
Total Fixed-Income Central Funds	48.0
Money Market Central Funds	10.2
Net Other Assets (Liabilities)	0.0 *
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 17.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	202,418	$ 2,671,924
Fidelity Consumer Discretionary Central Fund (b)	33,488	4,402,651
Fidelity Consumer Staples Central Fund (b)	26,165	3,517,401
Fidelity Emerging Markets Equity Central Fund (b)	9,906	2,250,946
Fidelity Energy Central Fund (b)	33,910	4,931,168
Fidelity Financials Central Fund (b)	121,624	7,405,671
Fidelity Health Care Central Fund (b)	31,304	4,327,767
Fidelity Industrials Central Fund (b)	29,893	4,613,348
Fidelity Information Technology Central Fund (b)	36,190	6,703,817
Fidelity International Equity Central Fund (b)	187,796	13,750,427
Fidelity Materials Central Fund (b)	8,880	1,598,368
Fidelity Telecom Services Central Fund (b)	8,953	1,149,715
Fidelity Utilities Central Fund (b)	12,785	1,327,618
TOTAL EQUITY CENTRAL FUNDS (Cost $51,892,242)		58,650,821
Fixed-Income Central Funds - 48.0%

High Yield Fixed-Income Funds -7.0%
Fidelity Emerging Markets Debt Central Fund (b)	69,526	695,952
Fidelity Floating Rate Central Fund (b)	43,989	4,491,276
Fidelity High Income Central Fund 1 (b)	46,753	4,636,494
TOTAL HIGH YIELD FIXED-INCOME FUNDS		9,823,722

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Tactical Income Central Fund (b)	571,734	57,539,315
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $65,256,742)		67,363,037
Money Market Central Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	10,358,216	$ 10,358,216
Fidelity Money Market Central Fund, .39% (a)	3,909,273	3,909,273
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $14,267,489)		14,267,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $131,416,473)	140,281,347
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,698
NET ASSETS - 100%	$ 140,287,045
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,115
Fidelity Consumer Discretionary Central Fund	19,055
Fidelity Consumer Staples Central Fund	42,661
Fidelity Emerging Markets Debt Central Fund	564
Fidelity Emerging Markets Equity Central Fund	5,256
Fidelity Energy Central Fund	28,099
Fidelity Financials Central Fund	21,416
Fidelity Floating Rate Central Fund	78,821
Fidelity Health Care Central Fund	14,484
Fidelity High Income Central Fund 1	151,074
Fidelity Industrials Central Fund	26,331
Fidelity Information Technology Central Fund	6,862
Fidelity International Equity Central Fund	101,345
Fidelity Materials Central Fund	7,885
Fidelity Money Market Central Fund	7,743
Fidelity Tactical Income Central Fund	690,289
Fidelity Telecom Services Central Fund	9,435
Fidelity Utilities Central Fund	17,695
Total	$ 1,236,130
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 1,488,234	$ 45,305	$ 2,671,924	0.3%
Fidelity Consumer Discretionary Central Fund	2,746,341	1,404,468	208,636	4,402,651	0.6%
Fidelity Consumer Staples Central Fund	2,734,564	1,014,257	442,006	3,517,401	0.6%
Fidelity Emerging Markets Debt Central Fund	-	695,505	-	695,952	0.7%
Fidelity Emerging Markets Equity Central Fund	1,893,785	960,286	827,422	2,250,946	0.7%
Fidelity Energy Central Fund	2,808,419	1,038,609	328,333	4,931,168	0.6%
Fidelity Financials Central Fund	4,798,986	2,786,318	583,258	7,405,671	0.6%
Fidelity Floating Rate Central Fund	2,867,577	1,492,476	50,716	4,491,276	0.2%
Fidelity Health Care Central Fund	3,113,727	1,094,823	629,183	4,327,767	0.6%
Fidelity High Income Central Fund 1	3,382,802	1,888,758	760,839	4,636,494	0.8%
Fidelity Industrials Central Fund	2,902,234	1,195,851	260,643	4,613,348	0.6%
Fidelity Information Technology Central Fund	4,037,161	2,104,759	367,339	6,703,817	0.6%
Fidelity International Equity Central Fund	9,145,167	4,624,772	1,035,781	13,750,427	0.7%
Fidelity Materials Central Fund	1,035,671	341,633	80,880	1,598,368	0.6%
Fidelity Tactical Income Central Fund	38,036,299	21,163,241	1,363,370	57,539,315	1.2%
Fidelity Telecom Services Central Fund	753,739	364,228	58,640	1,149,715	0.6%
Fidelity Utilities Central Fund	973,601	362,907	82,577	1,327,618	0.6%
Total	$ 82,169,135	$ 44,021,125	$ 7,124,928	$ 126,013,858
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
United Kingdom	3.2%
Japan	1.6%
Switzerland	1.1%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $131,416,473)		$ 140,281,347
Receivable for investments sold		45,017
Receivable for fund shares sold		332,785
Distributions receivable from Fidelity Central Funds		2,760
Prepaid expenses		110
Other receivables		2,550
Total assets		140,664,569

Liabilities
Payable for investments purchased	$ 267,893
Payable for fund shares redeemed	22,503
Accrued management fee	50,976
Distribution and service plan fees payable	6,784
Other affiliated payables	15,132
Other payables and accrued expenses	14,236
Total liabilities		377,524

Net Assets		$ 140,287,045
Net Assets consist of:
Paid in capital		$ 130,369,710
Undistributed net investment income		466,068
Accumulated undistributed net realized gain (loss) on investments		586,393
Net unrealized appreciation (depreciation) on investments		8,864,874
Net Assets		$ 140,287,045

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,887,182 ÷ 1,009,436 shares)		$ 9.79

Maximum offering price per share (100/94.25 of $9.79)		$ 10.39
Class T: Net Asset Value and redemption price per share ($3,370,823 ÷ 344,655 shares)		$ 9.78

Maximum offering price per share (100/96.50 of $9.78)		$ 10.13
Class B: Net Asset Value and offering price per share ($1,113,233 ÷ 113,806 shares)A		$ 9.78

Class C: Net Asset Value and offering price per share ($3,112,712 ÷ 318,542 shares)A		$ 9.77

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($121,988,217 ÷ 12,458,936 shares)		$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($814,878 ÷ 83,224 shares)		$ 9.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 2
Income from Fidelity Central Funds		1,236,130
Total income		1,236,132

Expenses
Management fee	$ 231,452
Transfer agent fees	58,833
Distribution and service plan fees	36,898
Accounting fees and expenses	23,134
Custodian fees and expenses	2,501
Independent trustees' compensation	188
Registration fees	32,942
Audit	5,424
Legal	228
Miscellaneous	514
Total expenses before reductions	392,114
Expense reductions	(10,348)	381,766
Net investment income (loss)		854,366
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,532,468
Capital gain distributions from Fidelity Central Funds	117
Total net realized gain (loss)		1,532,585
Change in net unrealized appreciation (depreciation) on investment securities		5,416,055
Net gain (loss)		6,948,640
Net increase (decrease) in net assets resulting from operations		$ 7,803,006

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 854,366	$ 1,339,556
Net realized gain (loss)	1,532,585	2,235,833
Change in net unrealized appreciation (depreciation)	5,416,055	2,894,489
Net increase (decrease) in net assets resulting from operations	7,803,006	6,469,878
Distributions to shareholders from net investment income	(820,740)	(1,163,953)
Distributions to shareholders from net realized gain	(2,999,305)	(185,158)
Total distributions	(3,820,045)	(1,349,111)
Share transactions - net increase (decrease)	45,260,939	41,051,049
Total increase (decrease) in net assets	49,243,900	46,171,816

Net Assets
Beginning of period	91,043,145	44,871,329
End of period (including undistributed net investment income of $466,068 and undistributed net investment income of $432,442, respectively)	$ 140,287,045	$ 91,043,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.16	.20	.23
Net realized and unrealized gain (loss)	.63	.70	.34	(1.66)
Total from investment operations	.69	.86	.54	(1.43)
Distributions from net investment income	(.07)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.35)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.79	$ 9.45	$ 8.77	$ 8.42
Total Return B, C, D	7.45%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	.96% A	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	1.00% A
Expenses net of all reductions	.89% A	.89%	.90%	1.00% A
Net investment income (loss)	1.32% A	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,887	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.18	.21
Net realized and unrealized gain (loss)	.63	.70	.35	(1.66)
Total from investment operations	.68	.84	.53	(1.45)
Distributions from net investment income	(.06)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.34)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.78	$ 9.44	$ 8.76	$ 8.41
Total Return B, C, D	7.35%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.20% A	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.14%	1.15%	1.25% A
Net investment income (loss)	1.08% A	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,371	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.14	.16
Net realized and unrealized gain (loss)	.62	.71	.35	(1.66)
Total from investment operations	.65	.80	.49	(1.50)
Distributions from net investment income	(.04)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.31) I	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.78	$ 9.44	$ 8.75	$ 8.40
Total Return B, C, D	7.04%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.77% A
Net investment income (loss)	.58% A	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,113	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.14	.16
Net realized and unrealized gain (loss)	.63	.70	.34	(1.65)
Total from investment operations	.66	.79	.48	(1.49)
Distributions from net investment income	(.04)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.32)	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.77	$ 9.43	$ 8.76	$ 8.41
Total Return B, C, D	7.09%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.72% A	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.76% A
Net investment income (loss)	.57% A	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,113	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.18	.22	.25
Net realized and unrealized gain (loss)	.62	.71	.34	(1.65)
Total from investment operations	.70	.89	.56	(1.40)
Distributions from net investment income	(.08)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.36)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.79	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	7.59%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.62% A	.65%	.65%	.72% A
Expenses net of all reductions	.61% A	.64%	.64%	.72% A
Net investment income (loss)	1.60% A	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,988	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate E	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.18	.22	.25
Net realized and unrealized gain (loss)	.62	.71	.34	(1.65)
Total from investment operations	.70	.89	.56	(1.40)
Distributions from net investment income	(.08)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.36)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.79	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	7.59%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.69% A	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.76% A
Expenses net of all reductions	.64% A	.64%	.65%	.76% A
Net investment income (loss)	1.58% A	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 815	$ 882	$ 931	$ 1,339
Portfolio turnover rate E	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.9
Exxon Mobil Corp.	0.7	0.7
Comerica, Inc.	0.6	0.3
Visa, Inc. Class A	0.6	0.4
General Electric Co.	0.6	0.5
Procter & Gamble Co.	0.5	0.4
Regions Financial Corp.	0.4	0.3
Chevron Corp.	0.4	0.4
The Coca-Cola Co.	0.4	0.4
Google, Inc. Class A	0.4	0.5
	5.4
Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.8	13.2
Fannie Mae	11.5	8.9
Freddie Mac	2.3	1.2
Ginnie Mae	0.6	1.1
JPMorgan Chase Commercial Mortgage Securities Trust	0.3	0.3
	26.5
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures * 51.8%	Stock Class and Equity Futures ** 51.4%
Bond Class 39.7%	Bond Class 42.9%
Short-Term Class 8.5%	Short-Term Class 5.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	12.1
Fidelity Financials Central Fund	6.4
Fidelity Information Technology Central Fund	6.2
Fidelity Energy Central Fund	4.6
Fidelity Industrials Central Fund	4.3
Fidelity Health Care Central Fund	4.1
Fidelity Consumer Discretionary Central Fund	3.8
Fidelity Consumer Staples Central Fund	3.2
Fidelity Commodity Strategy Central Fund	2.1
Fidelity Emerging Markets Equity Central Fund	2.0
Fidelity Materials Central Fund	1.5
Fidelity Utilities Central Fund	1.2
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	52.6
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	34.5
Total Fixed-Income Central Funds	41.6
Money Market Central Funds	5.8
Net Other Assets (Liabilities)	0.0 *
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 21.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	10,570,882	$ 139,535,637
Fidelity Consumer Discretionary Central Fund (b)	1,945,019	255,711,590
Fidelity Consumer Staples Central Fund (b)	1,618,090	217,519,839
Fidelity Emerging Markets Equity Central Fund (b)	592,606	134,663,867
Fidelity Energy Central Fund (b)	2,138,789	311,022,740
Fidelity Financials Central Fund (b)	7,104,554	432,596,308
Fidelity Health Care Central Fund (b)	1,975,950	273,175,048
Fidelity Industrials Central Fund (b)	1,856,357	286,491,651
Fidelity Information Technology Central Fund (b)	2,231,128	413,294,082
Fidelity International Equity Central Fund (b)	11,138,498	815,560,801
Fidelity Materials Central Fund (b)	550,475	99,085,556
Fidelity Telecom Services Central Fund (b)	555,017	71,269,761
Fidelity Utilities Central Fund (b)	801,581	83,236,222
TOTAL EQUITY CENTRAL FUNDS (Cost $3,065,652,996)		3,533,163,102
Fixed-Income Central Funds - 41.6%

High Yield Fixed-Income Funds -7.1%
Fidelity Emerging Markets Debt Central Fund (b)	3,259,096	32,623,553
Fidelity Floating Rate Central Fund (b)	2,128,560	217,325,940
Fidelity High Income Central Fund 1 (b)	2,304,706	228,557,736
TOTAL HIGH YIELD FIXED-INCOME FUNDS		478,507,229

Investment Grade Fixed-Income Funds - 34.5%
Fidelity Tactical Income Central Fund (b)	23,037,871	2,318,531,316
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,697,820,062)		2,797,038,545
Money Market Central Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	157,040,210	$ 157,040,210
Fidelity Money Market Central Fund, .39% (a)	234,569,824	234,569,824
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $391,610,034)		391,610,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,155,083,092)	6,721,811,681
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,328,665)
NET ASSETS - 100%	$ 6,720,483,016
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135,729
Fidelity Consumer Discretionary Central Fund	1,387,256
Fidelity Consumer Staples Central Fund	2,994,940
Fidelity Emerging Markets Debt Central Fund	27,395
Fidelity Emerging Markets Equity Central Fund	434,553
Fidelity Energy Central Fund	1,995,238
Fidelity Financials Central Fund	1,698,780
Fidelity Floating Rate Central Fund	4,592,454
Fidelity Health Care Central Fund	1,104,591
Fidelity High Income Central Fund 1	9,608,992
Fidelity Industrials Central Fund	1,938,069
Fidelity Information Technology Central Fund	548,114
Fidelity International Equity Central Fund	7,019,328
Fidelity Materials Central Fund	562,981
Fidelity Money Market Central Fund	464,588
Fidelity Tactical Income Central Fund	35,037,066
Fidelity Telecom Services Central Fund	758,602
Fidelity Utilities Central Fund	1,303,722
Total	$ 71,612,398
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 64,497,967	$ 7,870,763	$ 139,535,637	15.5%
Fidelity Consumer Discretionary Central Fund	235,359,788	1,878,749	18,414,350	255,711,590	36.7%
Fidelity Consumer Staples Central Fund	228,445,360	3,449,354	30,341,788	217,519,839	35.1%
Fidelity Emerging Markets Debt Central Fund	-	32,640,424	49,484	32,623,553	33.2%
Fidelity Emerging Markets Equity Central Fund	172,366,846	19,443,827	75,121,228	134,663,867	40.9%
Fidelity Energy Central Fund	231,189,162	2,500,448	25,677,059	311,022,740	35.8%
Fidelity Financials Central Fund	390,689,038	16,808,426	11,216,062	432,596,308	36.1%
Fidelity Floating Rate Central Fund	193,642,208	17,259,835	4,723,962	217,325,940	7.4%
Fidelity Health Care Central Fund	267,409,685	1,639,013	52,715,626	273,175,048	37.0%
Fidelity High Income Central Fund 1	257,887,814	10,188,533	47,998,440	228,557,736	41.4%
Fidelity Industrials Central Fund	257,594,118	2,458,783	34,865,848	286,491,651	37.1%
Fidelity Information Technology Central Fund	387,038,121	1,299,178	51,947,617	413,294,082	36.7%
Fidelity International Equity Central Fund	746,878,361	9,496,751	19,183,262	815,560,801	43.3%
Fidelity Materials Central Fund	85,849,120	754,044	10,501,952	99,085,556	37.7%
Fidelity Tactical Income Central Fund	2,319,043,365	73,204,351	54,648,733	2,318,531,316	48.5%
Fidelity Telecom Services Central Fund	66,739,289	897,292	2,912,846	71,269,761	35.6%
Fidelity Utilities Central Fund	84,950,881	1,474,900	8,823,788	83,236,222	36.9%
Total	$ 5,990,325,040	$ 259,891,875	$ 457,012,808	$ 6,330,201,647
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	26.3%
AAA,AA,A	4.8%
BBB	5.0%
BB	2.8%
B	3.6%
CCC,CC,C	0.6%
Not Rated	0.7%
Equities*	52.0%
Short-Term Investments and Net Other Assets	4.2%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.5%
United Kingdom	3.7%
Japan	2.0%
Switzerland	1.5%
France	1.3%
Germany	1.2%
Canada	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $601,103,300 of which $544,429,664 and $56,673,636 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in Fidelity Central Funds (cost $6,155,083,092)		$ 6,721,811,681
Receivable for investments sold		5,641,643
Receivable for fund shares sold		3,208,564
Distributions receivable from Fidelity Central Funds		99,516
Prepaid expenses		7,778
Other receivables		431,901
Total assets		6,731,201,083

Liabilities
Payable for investments purchased	$ 78,925
Payable for fund shares redeemed	6,501,036
Accrued management fee	2,817,105
Transfer agent fee payable	918,889
Distribution and service plan fees payable	39,281
Other affiliated payables	126,625
Other payables and accrued expenses	236,206
Total liabilities		10,718,067

Net Assets		$ 6,720,483,016
Net Assets consist of:
Paid in capital		$ 6,433,371,796
Undistributed net investment income		21,542,363
Accumulated undistributed net realized gain (loss) on investments		(301,159,732)
Net unrealized appreciation (depreciation) on investments		566,728,589
Net Assets		$ 6,720,483,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,525,212 ÷ 3,376,599 shares)		$ 15.85

Maximum offering price per share (100/94.25 of $15.85)		$ 16.82
Class T: Net Asset Value and redemption price per share ($21,167,819 ÷ 1,336,627 shares)		$ 15.84

Maximum offering price per share (100/96.50 of $15.84)		$ 16.41
Class B: Net Asset Value and offering price per share ($4,723,858 ÷ 299,010 shares)A		$ 15.80

Class C: Net Asset Value and offering price per share ($18,373,435 ÷ 1,164,794 shares)A		$ 15.77

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,610,758,013 ÷ 415,703,223 shares)		$ 15.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,934,679 ÷ 751,554 shares)		$ 15.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 2,226
Income from Fidelity Central Funds		71,612,398
Total income		71,614,624

Expenses
Management fee	$ 16,822,761
Transfer agent fees	5,530,931
Distribution and service plan fees	217,895
Accounting fees and expenses	716,757
Custodian fees and expenses	2,501
Independent trustees' compensation	12,671
Appreciation in deferred trustee compensation account	907
Registration fees	70,946
Audit	7,980
Legal	21,948
Miscellaneous	35,440
Total expenses before reductions	23,440,737
Expense reductions	(435,446)	23,005,291
Net investment income (loss)		48,609,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	131,001,919
Futures contracts	6,583,459
Capital gain distributions from Fidelity Central Funds	7,025
Total net realized gain (loss)		137,592,403
Change in net unrealized appreciation (depreciation) on: Investment securities	410,499,230
Futures contracts	(2,885,667)
Total change in net unrealized appreciation (depreciation)		407,613,563
Net gain (loss)		545,205,966
Net increase (decrease) in net assets resulting from operations		$ 593,815,299

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,609,333	$ 116,916,038
Net realized gain (loss)	137,592,403	94,639,028
Change in net unrealized appreciation (depreciation)	407,613,563	422,670,536
Net increase (decrease) in net assets resulting from operations	593,815,299	634,225,602
Distributions to shareholders from net investment income	(56,245,539)	(118,842,592)
Distributions to shareholders from net realized gain	(10,387,743)	-
Total distributions	(66,633,282)	(118,842,592)
Share transactions - net increase (decrease)	(201,501,877)	(179,994,284)
Total increase (decrease) in net assets	325,680,140	335,388,726

Net Assets
Beginning of period	6,394,802,876	6,059,414,150
End of period (including undistributed net investment income of $21,542,363 and undistributed net investment income of $29,178,569, respectively)	$ 6,720,483,016	$ 6,394,802,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.64	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.09	.23	.30	.36	.43
Net realized and unrealized gain (loss)	1.25	1.17	.60	(2.96)	1.45
Total from investment operations	1.34	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.11)	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.13)	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 15.85	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	9.22%	10.52%	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.01% A	.98%	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.01% A	.98%	1.02%	.99%	1.01% A
Expenses net of all reductions	1.00% A	.96%	1.01%	.98%	1.00% A
Net investment income (loss)	1.16% A	1.62%	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,525	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.63	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.07	.19	.27	.33	.39
Net realized and unrealized gain (loss)	1.26	1.17	.60	(2.96)	1.46
Total from investment operations	1.33	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.10)	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.12)	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 15.84	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	9.13%	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.23% A	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.21% A	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	.95% A	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,168	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.59	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.03	.11	.21	.24	.30
Net realized and unrealized gain (loss)	1.26	1.17	.60	(2.96)	1.46
Total from investment operations	1.29	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.05)	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.08) I	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 15.80	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	8.84%	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.76% A	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.76% A	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.75% A	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.41% A	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,724	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.051 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.57	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.03	.12	.21	.25	.31
Net realized and unrealized gain (loss)	1.25	1.17	.59	(2.95)	1.45
Total from investment operations	1.28	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.06)	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.08)	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 15.77	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	8.83%	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.73% A	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.72% A	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.44% A	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,373	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Income from Investment Operations
Net investment income (loss) D	.11	.26	.33	.41	.49	.45
Net realized and unrealized gain (loss)	1.26	1.18	.60	(2.97)	1.41	.73
Total from investment operations	1.37	1.44	.93	(2.56)	1.90	1.18
Distributions from net investment income	(.13)	(.27)	(.38)	(.47)	(.50)	(.45)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)	(.41)
Total distributions	(.15)	(.27)	(.39)	(1.57)	(1.40)	(.86)
Net asset value, end of period	$ 15.90	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Total Return B, C	9.43%	10.79%	7.78%	(16.34)%	12.02%	7.50%
Ratios to Average Net Assets F
Expenses before reductions	.70% A	.71%	.77%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70% A	.71%	.77%	.71%	.71%	.72%
Expenses net of all reductions	.69% A	.70%	.77%	.70%	.70%	.71%
Net investment income (loss)	1.47% A	1.89%	2.85%	2.74%	2.93%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,610,758	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214
Portfolio turnover rate E	8% A	19%	15%	8%	12%	65% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 F
Net asset value, beginning of period	$ 14.67	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.11	.26	.34	.42	.48
Net realized and unrealized gain (loss)	1.26	1.19	.59	(2.98)	1.46
Total from investment operations	1.37	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.13)	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.16) H	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 15.88	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	9.37%	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.73% A	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.72% A	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.44% A	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,935	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	1.0
Comerica, Inc.	0.8	0.3
Exxon Mobil Corp.	0.8	0.8
Visa, Inc. Class A	0.8	0.5
General Electric Co.	0.6	0.6
Procter & Gamble Co.	0.6	0.5
Regions Financial Corp.	0.5	0.4
Chevron Corp.	0.5	0.5
The Coca-Cola Co.	0.5	0.5
Citigroup, Inc.	0.5	0.4
	6.5
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 60.8%	Stock Class and Equity Futures** 61.0%
Bond Class 35.4%	Bond Class 37.4%
Short-Term Class 3.8%	Short-Term Class 1.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	14.8
Fidelity Financials Central Fund	7.9
Fidelity Information Technology Central Fund	7.1
Fidelity Energy Central Fund	5.2
Fidelity Industrials Central Fund	4.9
Fidelity Consumer Discretionary Central Fund	4.7
Fidelity Health Care Central Fund	4.6
Fidelity Consumer Staples Central Fund	3.8
Fidelity Emerging Markets Equity Central Fund	2.4
Fidelity Commodity Strategy Central Fund	2.1
Fidelity Materials Central Fund	1.7
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.2
Total Equity Central Funds	61.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	30.0
Total Fixed-Income Central Funds	37.0
Money Market Central Funds	1.2
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 24.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	412,052	$ 5,439,090
Fidelity Consumer Discretionary Central Fund (b)	92,190	12,120,158
Fidelity Consumer Staples Central Fund (b)	72,242	9,711,473
Fidelity Emerging Markets Equity Central Fund (b)	27,354	6,215,959
Fidelity Energy Central Fund (b)	93,318	13,570,313
Fidelity Financials Central Fund (b)	334,716	20,380,859
Fidelity Health Care Central Fund (b)	85,983	11,887,098
Fidelity Industrials Central Fund (b)	82,393	12,715,758
Fidelity Information Technology Central Fund (b)	99,679	18,464,584
Fidelity International Equity Central Fund (b)	523,443	38,326,517
Fidelity Materials Central Fund (b)	24,448	4,400,622
Fidelity Telecom Services Central Fund (b)	24,586	3,157,106
Fidelity Utilities Central Fund (b)	35,144	3,649,331
TOTAL EQUITY CENTRAL FUNDS (Cost $140,994,964)		160,038,868
Fixed-Income Central Funds - 37.0%

High Yield Fixed-Income Funds - 7.0%
Fidelity Emerging Markets Debt Central Fund (b)	129,054	1,291,831
Fidelity Floating Rate Central Fund (b)	81,162	8,286,617
Fidelity High Income Central Fund 1 (b)	86,172	8,545,687
TOTAL HIGH YIELD FIXED-INCOME FUNDS		18,124,135
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Tactical Income Central Fund (b)	771,938	77,687,888
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $93,220,092)		95,812,023
Money Market Central Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a) (Cost $3,075,049)	3,075,049	$ 3,075,049
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $237,290,105)	258,925,940
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,330)
NET ASSETS - 100%	$ 258,920,610
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,471
Fidelity Consumer Discretionary Central Fund	47,491
Fidelity Consumer Staples Central Fund	110,526
Fidelity Emerging Markets Debt Central Fund	1,035
Fidelity Emerging Markets Equity Central Fund	12,746
Fidelity Energy Central Fund	71,313
Fidelity Financials Central Fund	53,071
Fidelity Floating Rate Central Fund	132,026
Fidelity Health Care Central Fund	34,745
Fidelity High Income Central Fund 1	253,679
Fidelity Industrials Central Fund	67,374
Fidelity Information Technology Central Fund	17,302
Fidelity International Equity Central Fund	265,562
Fidelity Materials Central Fund	19,126
Fidelity Tactical Income Central Fund	856,634
Fidelity Telecom Services Central Fund	22,219
Fidelity Utilities Central Fund	45,621
Total	$ 2,012,941
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 3,788,037	$ 48,402	$ 5,439,090	0.6%
Fidelity Consumer Discretionary Central Fund	5,756,305	5,446,480	149,743	12,120,158	1.7%
Fidelity Consumer Staples Central Fund	5,811,550	3,556,357	141,613	9,711,473	1.6%
Fidelity Emerging Markets Debt Central Fund	-	1,291,054	-	1,291,831	1.3%
Fidelity Emerging Markets Equity Central Fund	4,128,180	3,797,168	2,220,068	6,215,959	1.9%
Fidelity Energy Central Fund	5,915,090	4,340,652	154,678	13,570,313	1.6%
Fidelity Financials Central Fund	10,671,039	9,325,886	596,945	20,380,859	1.7%
Fidelity Floating Rate Central Fund	4,167,636	3,854,754	31,264	8,286,617	0.3%
Fidelity Health Care Central Fund	6,551,401	3,714,302	252,050	11,887,098	1.6%
Fidelity High Income Central Fund 1	4,893,382	4,686,361	1,238,690	8,545,687	1.5%
Fidelity Industrials Central Fund	6,164,332	4,826,089	159,642	12,715,758	1.6%
Fidelity Information Technology Central Fund	8,716,166	7,783,626	292,218	18,464,584	1.6%
Fidelity International Equity Central Fund	19,858,213	16,681,500	675,622	38,326,517	2.0%
Fidelity Materials Central Fund	2,114,208	1,646,391	58,280	4,400,622	1.7%
Fidelity Tactical Income Central Fund	40,787,960	37,884,986	695,544	77,687,888	1.6%
Fidelity Telecom Services Central Fund	1,538,035	1,438,146	41,468	3,157,106	1.6%
Fidelity Utilities Central Fund	2,134,412	1,384,608	53,290	3,649,331	1.6%
Total	$ 130,417,603	$ 115,446,397	$ 6,809,517	$ 255,850,891
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	22.8%
AAA,AA,A	4.0%
BBB	4.4%
BB	2.9%
B	3.6%
CCC,CC,C	0.4%
Not Rated	0.7%
Equities*	60.8%
Short-Term Investments and Net Other Assets	0.4%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.3%
United Kingdom	4.4%
Japan	2.4%
Switzerland	1.7%
France	1.6%
Germany	1.4%
Canada	1.3%
Brazil	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $237,290,105)		$ 258,925,940
Cash		987
Receivable for investments sold		109,772
Receivable for fund shares sold		1,547,909
Distributions receivable from Fidelity Central Funds		488
Prepaid expenses		152
Other receivables		6,030
Total assets		260,591,278

Liabilities
Payable for investments purchased	$ 1,358,864
Payable for fund shares redeemed	125,907
Accrued management fee	114,256
Distribution and service plan fees payable	16,021
Other affiliated payables	41,385
Other payables and accrued expenses	14,235
Total liabilities		1,670,668

Net Assets		$ 258,920,610
Net Assets consist of:
Paid in capital		$ 236,988,318
Undistributed net investment income		685,850
Accumulated undistributed net realized gain (loss) on investments		(389,393)
Net unrealized appreciation (depreciation) on investments		21,635,835
Net Assets		$ 258,920,610

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,627,250 ÷ 3,225,753 shares)		$ 9.80

Maximum offering price per share (100/94.25 of $9.80)		$ 10.40
Class T: Net Asset Value and redemption price per share ($7,060,866 ÷ 722,213 shares)		$ 9.78

Maximum offering price per share (100/96.50 of $9.78)		$ 10.13
Class B: Net Asset Value and offering price per share ($2,192,737 ÷ 224,434 shares)A		$ 9.77

Class C: Net Asset Value and offering price per share ($6,316,015 ÷ 648,035 shares)A		$ 9.75

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($205,286,343 ÷ 20,872,732 shares)		$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,437,399 ÷ 654,776 shares)		$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 20
Income from Fidelity Central Funds		2,012,941
Total income		2,012,961

Expenses
Management fee	$ 528,435
Transfer agent fees	160,827
Distribution and service plan fees	89,282
Accounting fees and expenses	46,674
Custodian fees and expenses	2,501
Independent trustees' compensation	305
Registration fees	41,962
Audit	5,423
Legal	340
Miscellaneous	783
Total expenses before reductions	876,532
Expense reductions	(20,849)	855,683
Net investment income (loss)		1,157,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,861,167
Futures contracts	22,093
Total net realized gain (loss)		1,883,260
Change in net unrealized appreciation (depreciation) on: Investment securities	14,935,239
Futures contracts	1,668
Total change in net unrealized appreciation (depreciation)		14,936,907
Net gain (loss)		16,820,167
Net increase (decrease) in net assets resulting from operations		$ 17,977,445

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,157,278	$ 1,632,043
Net realized gain (loss)	1,883,260	3,650,863
Change in net unrealized appreciation (depreciation)	14,936,907	4,613,011
Net increase (decrease) in net assets resulting from operations	17,977,445	9,895,917
Distributions to shareholders from net investment income	(1,801,117)	(928,570)
Distributions to shareholders from net realized gain	(4,681,894)	(200,877)
Total distributions	(6,483,011)	(1,129,447)
Share transactions - net increase (decrease)	115,569,803	57,616,057
Total increase (decrease) in net assets	127,064,237	66,382,527

Net Assets
Beginning of period	131,856,373	65,473,846
End of period (including undistributed net investment income of $685,850 and undistributed net investment income of $1,329,689, respectively)	$ 258,920,610	$ 131,856,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15	.17
Net realized and unrealized gain (loss)	.92	.76	.41	(2.18)
Total from investment operations	.97	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.36) I	(.11)	(.10)	(.04)
Net asset value, end of period	$ 9.80	$ 9.19	$ 8.41	$ 7.95
Total Return B, C, D	10.69%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.13% A	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.09% A	1.08%	1.09%	1.16% A
Net investment income (loss)	1.03% A	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,627	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.13	.15
Net realized and unrealized gain (loss)	.92	.76	.42	(2.19)
Total from investment operations	.96	.86	.55	(2.04)
Distributions from net investment income	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 9.78	$ 9.15	$ 8.38	$ 7.93
Total Return B, C, D	10.65%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.34% A	1.33%	1.34%	1.42% A
Net investment income (loss)	.78% A	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,061	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.06	.10	.11
Net realized and unrealized gain (loss)	.92	.75	.42	(2.19)
Total from investment operations	.93	.81	.52	(2.08)
Distributions from net investment income	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 9.77	$ 9.12	$ 8.37	$ 7.90
Total Return B, C, D	10.38%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.96% A	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.84% A	1.83%	1.84%	1.92% A
Net investment income (loss)	.28% A	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,193	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.06	.10	.11
Net realized and unrealized gain (loss)	.93	.74	.42	(2.19)
Total from investment operations	.94	.80	.52	(2.08)
Distributions from net investment income	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 9.75	$ 9.10	$ 8.37	$ 7.90
Total Return B, C, D	10.44%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.90% A	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.84% A	1.83%	1.84%	1.91% A
Net investment income (loss)	.28% A	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,316	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.17	.19
Net realized and unrealized gain (loss)	.93	.76	.42	(2.18)
Total from investment operations	.99	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.84	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.93%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.81% A	.85%	.85%	.89% A
Expenses net of all reductions	.80% A	.83%	.84%	.89% A
Net investment income (loss)	1.32% A	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,286	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate E	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.17	.20
Net realized and unrealized gain (loss)	.92	.76	.42	(2.19)
Total from investment operations	.98	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.83	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.86%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.94% A
Expenses net of all reductions	.84% A	.83%	.84%	.93% A
Net investment income (loss)	1.28% A	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,437	$ 3,228	$ 844	$ 792
Portfolio turnover rate E	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.3
Exxon Mobil Corp.	0.9	0.9
Comerica, Inc.	0.9	0.4
Visa, Inc. Class A	0.8	0.6
General Electric Co.	0.8	0.7
Procter & Gamble Co.	0.7	0.6
Regions Financial Corp.	0.6	0.4
Chevron Corp.	0.6	0.5
The Coca-Cola Co.	0.5	0.6
Citigroup, Inc.	0.5	0.4
	7.4
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 71.3%	Stock Class and Equity Futures** 71.5%
Bond Class 25.2%	Bond Class 26.7%
Short-Term Class 3.5%	Short-Term Class 1.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	17.2
Fidelity Financials Central Fund	8.9
Fidelity Information Technology Central Fund	8.4
Fidelity Energy Central Fund	6.4
Fidelity Industrials Central Fund	5.8
Fidelity Health Care Central Fund	5.4
Fidelity Consumer Discretionary Central Fund	5.3
Fidelity Consumer Staples Central Fund	4.4
Fidelity Emerging Markets Equity Central Fund	2.9
Fidelity Commodity Strategy Central Fund	2.3
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.7
Fidelity Telecom Services Central Fund	1.5
Total Equity Central Funds	72.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	19.3
Total Fixed-Income Central Funds	26.4
Money Market Central Funds	1.4
U.S. Treasury Obligations	0.0*
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 28.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 72.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	4,665,141	$ 61,579,866
Fidelity Consumer Discretionary Central Fund (c)	1,096,222	144,120,255
Fidelity Consumer Staples Central Fund (c)	887,511	119,308,049
Fidelity Emerging Markets Equity Central Fund (c)	347,277	78,915,120
Fidelity Energy Central Fund (c)	1,190,592	173,135,825
Fidelity Financials Central Fund (c)	3,978,718	242,264,143
Fidelity Health Care Central Fund (c)	1,064,588	147,179,346
Fidelity Industrials Central Fund (c)	1,017,284	156,997,380
Fidelity Information Technology Central Fund (c)	1,224,813	226,884,443
Fidelity International Equity Central Fund (c)	6,361,542	465,792,078
Fidelity Materials Central Fund (c)	308,170	55,470,636
Fidelity Telecom Services Central Fund (c)	306,693	39,382,484
Fidelity Utilities Central Fund (c)	455,712	47,321,094
TOTAL EQUITY CENTRAL FUNDS (Cost $1,809,601,912)		1,958,350,719
Fixed-Income Central Funds - 26.4%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (c)	1,351,292	13,526,430
Fidelity Floating Rate Central Fund (c)	847,329	86,512,323
Fidelity High Income Central Fund 1 (c)	923,058	91,539,705
TOTAL HIGH YIELD FIXED-INCOME FUNDS		191,578,458
Investment Grade Fixed-Income Funds - 19.3%
Fidelity Tactical Income Central Fund (c)	5,219,155	525,255,758
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $693,927,446)		716,834,216
Money Market Central Funds - 1.4%

Fidelity Cash Central Fund, 0.16% (a)	38,647,440	38,647,440
Fidelity Money Market Central Fund, .39% (a)	56,252	56,252
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $38,703,692)		38,703,692
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/14/11 (b) (Cost $849,990)	$ 850,000	$ 849,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,543,083,040)	2,714,738,615
NET OTHER ASSETS (LIABILITIES) - 0.0%	(601,006)
NET ASSETS - 100%	$ 2,714,137,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
96 CME E-mini MSCI EAFE Index Contracts	June 2011	$ 8,097,600	$ (40,877)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $849,988.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,262
Fidelity Consumer Discretionary Central Fund	792,416
Fidelity Consumer Staples Central Fund	1,658,607
Fidelity Emerging Markets Debt Central Fund	11,348
Fidelity Emerging Markets Equity Central Fund	242,007
Fidelity Energy Central Fund	1,124,906
Fidelity Financials Central Fund	958,452
Fidelity Floating Rate Central Fund	1,857,667
Fidelity Health Care Central Fund	624,341
Fidelity High Income Central Fund 1	3,781,420
Fidelity Industrials Central Fund	1,084,065
Fidelity Information Technology Central Fund	303,743
Fidelity International Equity Central Fund	3,917,323
Fidelity Materials Central Fund	319,093
Fidelity Money Market Central Fund	111
Fidelity Tactical Income Central Fund	7,961,610
Fidelity Telecom Services Central Fund	432,025
Fidelity Utilities Central Fund	743,653
Total	$ 25,853,049
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 33,962,652	$ 5,074,767	$ 61,579,866	6.8%
Fidelity Consumer Discretionary Central Fund	136,069,986	1,356,736	14,381,353	144,120,255	20.7%
Fidelity Consumer Staples Central Fund	127,570,864	2,208,474	19,180,820	119,308,049	19.3%
Fidelity Emerging Markets Debt Central Fund	-	13,523,266	10,297	13,526,430	13.8%
Fidelity Emerging Markets Equity Central Fund	97,790,561	12,423,294	41,331,134	78,915,120	24.0%
Fidelity Energy Central Fund	128,969,183	2,267,487	15,996,699	173,135,825	19.9%
Fidelity Financials Central Fund	220,799,745	12,793,522	12,028,631	242,264,143	20.2%
Fidelity Floating Rate Central Fund	77,935,224	7,824,150	3,737,362	86,512,323	2.9%
Fidelity Health Care Central Fund	156,854,066	1,276,435	43,328,167	147,179,346	19.9%
Fidelity High Income Central Fund 1	101,665,775	4,642,997	18,096,026	91,539,705	16.6%
Fidelity Industrials Central Fund	146,394,662	1,722,299	25,593,449	156,997,380	20.3%
Fidelity Information Technology Central Fund	221,911,599	1,177,670	39,944,374	226,884,443	20.2%
Fidelity International Equity Central Fund	416,002,632	21,132,577	14,517,913	465,792,078	24.7%
Fidelity Materials Central Fund	49,299,265	552,941	7,514,521	55,470,636	21.1%
Fidelity Tactical Income Central Fund	522,594,935	40,452,920	33,785,786	525,255,758	11.0%
Fidelity Telecom Services Central Fund	38,131,375	1,589,569	3,990,383	39,382,484	19.7%
Fidelity Utilities Central Fund	48,555,300	936,484	5,383,586	47,321,094	21.0%
Total	$ 2,515,960,602	$ 159,843,473	$ 303,895,268	$ 2,675,184,935
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,958,350,719	$ 1,958,350,719	$ -	$ -
Fixed-Income Central Funds	716,834,216	716,834,216	-	-
Money Market Central Funds	38,703,692	38,703,692	-	-
U.S. Treasury Obligations	849,988	-	849,988	-
Total Investments in Securities:	$ 2,714,738,615	$ 2,713,888,627	$ 849,988	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (40,877)	$ (40,877)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (40,877)
Total Value of Derivatives	$ -	$ (40,877)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	14.8%
AAA,AA,A	2.9%
BBB	2.6%
BB	2.7%
B	3.6%
CCC,CC,C	0.4%
Not Rated	0.7%
Equities*	71.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.5%
United Kingdom	4.7%
Japan	2.8%
Switzerland	1.9%
France	1.9%
Germany	1.6%
Brazil	1.3%
Canada	1.3%
Netherlands	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.0%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $488,478,911 of which $82,190,858, $17,772,552, $308,410,806 and $80,104,695 will expire in fiscal 2011, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $849,990)	$ 849,988
Fidelity Central Funds (cost $2,542,233,050)	2,713,888,627
Total Investments (cost $2,543,083,040)		$ 2,714,738,615
Receivable for investments sold		1,193,934
Receivable for fund shares sold		2,641,590
Distributions receivable from Fidelity Central Funds		6,032
Prepaid expenses		3,109
Other receivables		185,459
Total assets		2,718,768,739

Liabilities
Payable for investments purchased	$ 557,591
Payable for fund shares redeemed	2,106,973
Accrued management fee	1,259,375
Transfer agent fee payable	407,340
Distribution and service plan fees payable	89,532
Payable for daily variation on futures contracts	40,800
Other affiliated payables	87,170
Other payables and accrued expenses	82,349
Total liabilities		4,631,130

Net Assets		$ 2,714,137,609
Net Assets consist of:
Paid in capital		$ 2,733,631,989
Undistributed net investment income		6,188,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,297,759)
Net unrealized appreciation (depreciation) on investments		171,614,698
Net Assets		$ 2,714,137,609

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,850,627 ÷ 7,484,900 shares)		$ 16.95

Maximum offering price per share (100/94.25 of $16.95)		$ 17.98
Class T: Net Asset Value and redemption price per share ($47,984,381 ÷ 2,832,709 shares)		$ 16.94

Maximum offering price per share (100/96.50 of $16.94)		$ 17.55
Class B: Net Asset Value and offering price per share ($13,223,880 ÷ 780,381 shares)A		$ 16.95

Class C: Net Asset Value and offering price per share ($39,383,057 ÷ 2,330,696 shares)A		$ 16.90

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,458,126,064 ÷ 144,812,218 shares)		$ 16.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,569,600 ÷ 1,682,076 shares)		$ 16.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 984
Income from Fidelity Central Funds		25,853,049
Total income		25,854,033

Expenses
Management fee	$ 7,511,636
Transfer agent fees	2,458,864
Distribution and service plan fees	522,853
Accounting fees and expenses	510,693
Custodian fees and expenses	3,216
Independent trustees' compensation	5,082
Appreciation in deferred trustee compensation account	222
Registration fees	58,593
Audit	8,628
Legal	9,863
Miscellaneous	14,394
Total expenses before reductions	11,104,044
Expense reductions	(240,362)	10,863,682
Net investment income (loss)		14,990,351
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68
Fidelity Central Funds	73,915,919
Foreign currency transactions	266
Futures contracts	3,388,407
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		77,304,662
Change in net unrealized appreciation (depreciation) on: Investment securities	231,477,945
Assets and liabilities in foreign currencies	(53)
Futures contracts	(1,726,902)
Total change in net unrealized appreciation (depreciation)		229,750,990
Net gain (loss)		307,055,652
Net increase (decrease) in net assets resulting from operations		$ 322,046,003

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,990,351	$ 35,677,496
Net realized gain (loss)	77,304,662	22,442,220
Change in net unrealized appreciation (depreciation)	229,750,990	206,059,087
Net increase (decrease) in net assets resulting from operations	322,046,003	264,178,803
Distributions to shareholders from net investment income	(36,469,146)	(38,479,238)
Distributions to shareholders from net realized gain	(4,972,014)	(1,558,563)
Total distributions	(41,441,160)	(40,037,801)
Share transactions - net increase (decrease)	(156,270,667)	(67,975,317)
Total increase (decrease) in net assets	124,334,176	156,165,685

Net Assets
Beginning of period	2,589,803,433	2,433,637,748
End of period (including undistributed net investment income of $6,188,681 and undistributed net investment income of $27,667,476, respectively)	$ 2,714,137,609	$ 2,589,803,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.17	.22	-J
Net realized and unrealized gain (loss)	1.85	1.33	.40	(.52)
Total from investment operations	1.92	1.50	.62	(.52)
Distributions from net investment income	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 16.95	$ 15.24	$ 13.94	$ 13.62
Total Return B, C, D	12.68%	10.87%	5.28%	(3.68)%
Ratios to Average Net AssetsH
Expenses before reductions	1.09% A	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.09% A	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07% A	1.10%	1.18%	1.24% A
Net investment income (loss)	.85% A	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,851	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate F	12% A	21%	13%	14%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.05	.13	.19	- J
Net realized and unrealized gain (loss)	1.85	1.33	.39	(.52)
Total from investment operations	1.90	1.46	.58	(.52)
Distributions from net investment income	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.16) K	(.29)	-
Net asset value, end of period	$ 16.94	$ 15.21	$ 13.91	$ 13.62
Total Return B, C, D	12.52%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35% A	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.33% A	1.36%	1.43%	1.49% A
Net investment income (loss)	.59% A	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,984	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate F	12% A	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- J	.05	.13	- J
Net realized and unrealized gain (loss)	1.85	1.33	.39	(.52)
Total from investment operations	1.85	1.38	.52	(.52)
Distributions from net investment income	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 16.95	$ 15.15	$ 13.86	$ 13.62
Total Return B, C, D	12.25%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.90% A	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90% A	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89% A	1.90%	1.94%	1.99% A
Net investment income (loss)	.03% A	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,224	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate F	12% A	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.06	.13	- J
Net realized and unrealized gain (loss)	1.84	1.33	.39	(.52)
Total from investment operations	1.85	1.39	.52	(.52)
Distributions from net investment income	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 16.90	$ 15.13	$ 13.86	$ 13.62
Total Return B, C, D	12.28%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.83% A	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83% A	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81% A	1.82%	1.91%	1.99% A
Net investment income (loss)	.11% A	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,383	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate F	12% A	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Income from Investment Operations
Net investment income (loss) D	.09	.21	.25	.33	.38	.34
Net realized and unrealized gain (loss)	1.86	1.34	.41	(4.06)	1.97	.84
Total from investment operations	1.95	1.55	.66	(3.73)	2.35	1.18
Distributions from net investment income	(.23)	(.23)	(.31)	(.41)	(.39)	(.29)
Distributions from net realized gain	(.03)	(.01)	-	(.02)	-	(.01)
Total distributions	(.26)	(.24)	(.31)	(.43)	(.39)	(.30)
Net asset value, end of period	$ 16.97	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Total Return B, C	12.83%	11.21%	5.59%	(21.46)%	15.07%	7.98%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.80%	.88%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.78% A	.80%	.88%	.79%	.80%	.81%
Expenses net of all reductions	.76% A	.78%	.86%	.78%	.78%	.79%
Net investment income (loss)	1.16% A	1.47%	2.20%	2.07%	2.26%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,458,126	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093	$ 3,137,094
Portfolio turnover rate E	12% A	21%	13%	14% G	14%	82% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.09	.21	.25	- I
Net realized and unrealized gain (loss)	1.85	1.33	.41	(.52)
Total from investment operations	1.94	1.54	.66	(.52)
Distributions from net investment income	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 16.98	$ 15.29	$ 13.97	$ 13.62
Total Return B, C	12.80%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.82% A	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.82% A	.84%	.90%	1.00% A
Expenses net of all reductions	.80% A	.82%	.89%	.99% A
Net investment income (loss)	1.12% A	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,570	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate E	12% A	21%	13%	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.6
Exxon Mobil Corp.	1.1	1.2
Comerica, Inc.	1.1	0.5
Visa, Inc. Class A	1.0	0.8
General Electric Co.	0.9	0.9
Procter & Gamble Co.	0.9	0.8
Chevron Corp.	0.7	0.7
Regions Financial Corp.	0.7	0.6
The Coca-Cola Co.	0.7	0.7
Citigroup, Inc.	0.6	0.6
	9.0
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 85.5%	Stock Class and Equity Futures** 86.1%
Bond Class 12.3%	Bond Class 12.9%
Short-Term Class 2.2%	Short-Term Class 1.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.4%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	20.2
Fidelity Financials Central Fund	10.8
Fidelity Information Technology Central Fund	10.0
Fidelity Energy Central Fund	7.8
Fidelity Industrials Central Fund	7.2
Fidelity Health Care Central Fund	6.7
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	5.4
Fidelity Emerging Markets Equity Central Fund	3.5
Fidelity Materials Central Fund	2.5
Fidelity Commodity Strategy Central Fund	2.4
Fidelity Utilities Central Fund	2.1
Fidelity Telecom Services Central Fund	1.7
Total Equity Central Funds	86.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.4
Investment Grade Fixed-Income Funds	7.5
Total Fixed-Income Central Funds	12.9
Money Market Central Funds	0.4
U.S. Treasury Obligations	0.0*
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 33.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,405,906	$ 18,557,959
Fidelity Consumer Discretionary Central Fund (c)	377,565	49,638,424
Fidelity Consumer Staples Central Fund (c)	310,929	41,798,153
Fidelity Emerging Markets Equity Central Fund (c)	119,533	27,162,638
Fidelity Energy Central Fund (c)	416,076	60,505,757
Fidelity Financials Central Fund (c)	1,373,193	83,613,738
Fidelity Health Care Central Fund (c)	377,635	52,208,085
Fidelity Industrials Central Fund (c)	361,104	55,729,152
Fidelity Information Technology Central Fund (c)	421,063	77,997,681
Fidelity International Equity Central Fund (c)	2,143,097	156,917,537
Fidelity Materials Central Fund (c)	107,239	19,303,032
Fidelity Telecom Services Central Fund (c)	104,789	13,455,996
Fidelity Utilities Central Fund (c)	156,281	16,228,267
TOTAL EQUITY CENTRAL FUNDS (Cost $606,014,387)		673,116,419
Fixed-Income Central Funds - 12.9%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	371,364	3,717,358
Fidelity High Income Central Fund 1 (c)	385,077	38,188,098
TOTAL HIGH YIELD FIXED-INCOME FUNDS		41,905,456
Investment Grade Fixed-Income Funds - 7.5%
Fidelity Tactical Income Central Fund (c)	578,173	58,187,288
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $94,330,643)		100,092,744
Money Market Central Funds - 0.4%

Fidelity Cash Central Fund, 0.16% (a) (Cost $2,925,184)	2,925,184	2,925,184
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/14/11 (b) (Cost $249,997)	$ 250,000	$ 249,996
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $703,520,211)	776,384,343
NET OTHER ASSETS (LIABILITIES) - 0.0%	(220,339)
NET ASSETS - 100%	$ 776,164,004
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini MSCI EAFE Index Contracts	June 2011	$ 2,277,450	$ (11,497)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,996.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,562
Fidelity Consumer Discretionary Central Fund	255,425
Fidelity Consumer Staples Central Fund	556,658
Fidelity Emerging Markets Debt Central Fund	3,114
Fidelity Emerging Markets Equity Central Fund	76,230
Fidelity Energy Central Fund	381,983
Fidelity Financials Central Fund	314,580
Fidelity Health Care Central Fund	199,568
Fidelity High Income Central Fund 1	1,491,194
Fidelity Industrials Central Fund	354,895
Fidelity Information Technology Central Fund	101,906
Fidelity International Equity Central Fund	1,309,910
Fidelity Materials Central Fund	107,063
Fidelity Tactical Income Central Fund	789,101
Fidelity Telecom Services Central Fund	139,770
Fidelity Utilities Central Fund	240,355
Total	$ 6,325,314
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 11,333,975	$ 907,717	$ 18,557,959	2.1%
Fidelity Consumer Discretionary Central Fund	41,517,985	2,805,891	1,264,952	49,638,424	7.1%
Fidelity Consumer Staples Central Fund	41,570,091	1,468,475	4,101,130	41,798,153	6.8%
Fidelity Emerging Markets Debt Central Fund	-	3,717,062	3,346	3,717,358	3.8%
Fidelity Emerging Markets Equity Central Fund	31,592,728	2,635,960	10,292,481	27,162,638	8.3%
Fidelity Energy Central Fund	42,371,501	1,500,791	2,884,919	60,505,757	7.0%
Fidelity Financials Central Fund	73,413,516	6,102,144	2,645,052	83,613,738	7.0%
Fidelity Health Care Central Fund	47,129,056	1,312,162	6,649,894	52,208,085	7.1%
Fidelity High Income Central Fund 1	38,851,929	3,119,367	5,088,582	38,188,098	6.9%
Fidelity Industrials Central Fund	43,949,561	2,376,794	1,543,825	55,729,152	7.2%
Fidelity Information Technology Central Fund	68,558,855	3,840,199	8,339,342	77,997,681	6.9%
Fidelity International Equity Central Fund	138,200,607	11,250,253	6,696,503	156,917,537	8.3%
Fidelity Materials Central Fund	15,474,447	1,008,142	1,516,485	19,303,032	7.3%
Fidelity Tactical Income Central Fund	49,220,508	14,160,928	4,874,441	58,187,288	1.2%
Fidelity Telecom Services Central Fund	12,146,834	432,558	339,995	13,455,996	6.7%
Fidelity Utilities Central Fund	14,855,826	794,307	453,128	16,228,267	7.2%
Total	$ 664,953,667	$ 67,859,008	$ 57,601,792	$ 773,209,163
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 673,116,419	$ 673,116,419	$ -	$ -
Fixed-Income Central Funds	100,092,744	100,092,744	-	-
Money Market Central Funds	2,925,184	2,925,184	-	-
U.S. Treasury Obligations	249,996	-	249,996	-
Total Investments in Securities:	$ 776,384,343	$ 776,134,347	$ 249,996	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (11,497)	$ (11,497)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (11,497)
Total Value of Derivatives	$ -	$ (11,497)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	5.7%
AAA,AA,A	0.9%
BBB	1.1%
BB	2.0%
B	3.0%
CCC,CC,C	0.4%
Not Rated	0.1%
Equities*	85.5%
Short-Term Investments and Net Other Assets	1.3%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.9%
United Kingdom	5.3%
Japan	3.3%
Switzerland	2.3%
France	2.3%
Germany	1.8%
Brazil	1.4%
Canada	1.4%
Bermuda	1.2%
Australia	1.2%
Cayman Islands	1.1%
Netherlands	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $116,484,972 of which $35,442,899 and $81,042,073 will expire in fiscal 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $249,997)	$ 249,996
Fidelity Central Funds (cost $703,270,214)	776,134,347
Total Investments (cost $703,520,211)		$ 776,384,343
Receivable for investments sold		342,629
Receivable for fund shares sold		1,048,887
Distributions receivable from Fidelity Central Funds		390
Prepaid expenses		788
Other receivables		38,636
Total assets		777,815,673

Liabilities
Payable for investments purchased	$ 290,195
Payable for fund shares redeemed	795,495
Accrued management fee	353,883
Transfer agent fee payable	133,174
Distribution and service plan fees payable	30,252
Payable for daily variation on futures contracts	11,475
Other affiliated payables	22,271
Other payables and accrued expenses	14,924
Total liabilities		1,651,669

Net Assets		$ 776,164,004
Net Assets consist of:
Paid in capital		$ 751,188,058
Undistributed net investment income		1,296,351
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,173,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,852,663
Net Assets		$ 776,164,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,364,402 ÷ 4,195,591 shares)		$ 13.91

Maximum offering price per share (100/94.25 of $13.91)		$ 14.76
Class T: Net Asset Value and redemption price per share ($9,320,906 ÷ 671,827 shares)		$ 13.87

Maximum offering price per share (100/96.50 of $13.87)		$ 14.37
Class B: Net Asset Value and offering price per share ($3,786,749 ÷ 273,326 shares)A		$ 13.85

Class C: Net Asset Value and offering price per share ($14,237,489 ÷ 1,032,800 shares)A		$ 13.79

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($680,211,628 ÷ 48,575,477 shares)		$ 14.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,242,830 ÷ 733,218 shares)		$ 13.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 38
Income from Fidelity Central Funds		6,325,314
Total income		6,325,352

Expenses
Management fee	$ 2,041,024
Transfer agent fees	791,986
Distribution and service plan fees	168,624
Accounting fees and expenses	129,249
Custodian fees and expenses	3,195
Independent trustees' compensation	1,291
Registration fees	46,962
Audit	8,628
Legal	1,993
Miscellaneous	3,800
Total expenses before reductions	3,196,752
Expense reductions	(77,025)	3,119,727
Net investment income (loss)		3,205,625
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128
Fidelity Central Funds	15,440,008
Foreign currency transactions	624
Futures contracts	66,280
Total net realized gain (loss)		15,507,040
Change in net unrealized appreciation (depreciation) on: Investment securities	82,780,067
Assets and liabilities in foreign currencies	(650)
Futures contracts	(6,497)
Total change in net unrealized appreciation (depreciation)		82,772,920
Net gain (loss)		98,279,960
Net increase (decrease) in net assets resulting from operations		$ 101,485,585

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,205,625	$ 7,215,899
Net realized gain (loss)	15,507,040	22,493,507
Change in net unrealized appreciation (depreciation)	82,772,920	33,036,223
Net increase (decrease) in net assets resulting from operations	101,485,585	62,745,629
Distributions to shareholders from net investment income	(7,811,443)	(6,228,674)
Distributions to shareholders from net realized gain	(1,629,805)	(795,094)
Total distributions	(9,441,248)	(7,023,768)
Share transactions - net increase (decrease)	18,850,110	41,004,775
Total increase (decrease) in net assets	110,894,447	96,726,636

Net Assets
Beginning of period	665,269,557	568,542,921
End of period (including undistributed net investment income of $1,296,351 and undistributed net investment income of $5,902,169, respectively)	$ 776,164,004	$ 665,269,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.23	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04	.11	.14	.17	.19
Net realized and unrealized gain (loss)	1.80	1.06	.27	(3.74)	2.05
Total from investment operations	1.84	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.13)	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.16)	(.12) I	(.17)	(.26)	(.22)
Net asset value, end of period	$ 13.91	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B, C, D	15.10%	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.10% A	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.07% A	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	.65% A	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,364	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.19	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.13	.15
Net realized and unrealized gain (loss)	1.78	1.06	.27	(3.73)	2.06
Total from investment operations	1.81	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.10)	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.13)	(.09)I	(.15)	(.23)	(.22)
Net asset value, end of period	$ 13.87	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B, C, D	14.89%	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.34% A	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.34% A	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.32% A	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.41% A	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,321	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.12	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.06	.06	.08
Net realized and unrealized gain (loss)	1.78	1.06	.28	(3.72)	2.07
Total from investment operations	1.77	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.01)	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.04)	(.04)I	(.09)	(.19)	(.21)
Net asset value, end of period	$ 13.85	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B, C, D	14.60%	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.91% A	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.91% A	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.89% A	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	(.16)% A	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,787	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.10	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.07	.07	.08
Net realized and unrealized gain (loss)	1.78	1.06	.28	(3.71)	2.06
Total from investment operations	1.77	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.05)	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.08)	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 13.79	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B, C, D	14.67%	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.83% A	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.83% A	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.81% A	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	(.08)% A	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,237	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Income from Investment Operations
Net investment income (loss) D	.06	.14	.16	.20	.23	.18
Net realized and unrealized gain (loss)	1.81	1.07	.27	(3.76)	2.02	.98
Total from investment operations	1.87	1.21	.43	(3.56)	2.25	1.16
Distributions from net investment income	(.15)	(.12)	(.18)	(.23)	(.21)	(.06)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)	-
Total distributions	(.18)	(.14)	(.18)	(.26)	(.23)	(.06)
Net asset value, end of period	$ 14.00	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Total Return B, C	15.26%	10.81%	4.54%	(24.43)%	17.77%	9.95%
Ratios to Average Net Assets F
Expenses before reductions	.83% A	.86%	.95%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.82% A	.86%	.95%	.87%	.87%	.91%
Expenses net of all reductions	.80% A	.84%	.94%	.86%	.86%	.87%
Net investment income (loss)	.92% A	1.17%	1.72%	1.54%	1.62%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 680,212	$ 592,472	$ 528,720	$ 440,040	$ 576,458	$ 448,831
Portfolio turnover rate E	16% A	25%	7%	20%	31%	187% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 F
Net asset value, beginning of period	$ 12.30	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.06	.14	.17	.21	.23
Net realized and unrealized gain (loss)	1.80	1.07	.28	(3.76)	2.07
Total from investment operations	1.86	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.16)	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.15) H	(.21)	(.27)	(.23)
Net asset value, end of period	$ 13.97	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B, C	15.23%	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81% A	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.79% A	.80%	.81%	.77%	.81% A
Net investment income (loss)	.94% A	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,243	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements	.06%
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	N/A**
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.15%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Not available - Fidelity Emerging Markets Debt Central Fund commenced operations on March 17, 2011. Expense ratio will be reported in the Funds' next report, when Fidelity Emerging Markets Debt Central Fund's first semi-annual shareholder report is available.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .15%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 3,364,872,579	$ 215,225,965	$ (38,574,908)	$ 176,651,057
Fidelity Asset Manager 30%	186,814,970	13,075,065	(860,615)	12,214,450
Fidelity Asset Manager 40%	131,416,660	9,882,391	(1,017,704)	8,864,687
Fidelity Asset Manager 50%	6,155,083,092	857,054,848	(290,326,259)	566,728,589
Fidelity Asset Manager 60%	237,292,779	23,367,417	(1,734,256)	21,633,161
Fidelity Asset Manager 70%	2,543,083,040	384,353,118	(212,697,543)	171,655,575
Fidelity Asset Manager 85%	703,521,422	125,344,623	(52,481,702)	72,862,921

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 1,972,126	$ (899,849)
Totals (a)	$ 1,972,126	$ (899,849)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 6,628	$ 500
Totals (a)	$ 6,628	$ 500
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 6,583,459	$ (2,885,667)
Totals (a)	$ 6,583,459	$ (2,885,667)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 22,093	$ 1,668
Totals (a)	$ 22,093	$ 1,668
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 3,388,407	$ (1,726,902)
Totals (a)	$ 3,388,407	$ (1,726,902)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 66,280	$ (6,497)
Totals (a)	$ 66,280	$ (6,497)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	366,028,353	152,605,845
Fidelity Asset Manager 30%	57,987,552	6,191,282
Fidelity Asset Manager 40%	44,021,125	7,124,928
Fidelity Asset Manager 50%	259,891,875	457,012,808
Fidelity Asset Manager 60%	115,446,397	6,809,517
Fidelity Asset Manager 70%	159,844,752	303,896,615
Fidelity Asset Manager 85%	67,861,424	57,604,336

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds invest in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each Fund's management fees were reduced by the following amounts and are reflected in Expense reductions on the Statements of Operations:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Management Fee Waiver
Fidelity Asset Manager 20%	$ 11,752
Fidelity Asset Manager 30%	549
Fidelity Asset Manager 40%	398
Fidelity Asset Manager 50%	24,593
Fidelity Asset Manager 60%	698
Fidelity Asset Manager 70%	10,305
Fidelity Asset Manager 85%	2,885

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 53,079	$ 15,477
Class T	.25%	.25%	38,592	163
Class B	.75%	.25%	16,805	12,624
Class C	.75%	.25%	82,394	25,091
			$ 190,870	$ 53,355
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 9,799	$ 577
Class T	.25%	.25%	14,536	32
Class B	.75%	.25%	6,512	5,016
Class C	.75%	.25%	26,107	9,894
			$ 56,954	$ 15,519
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 10,629	$ 2,380
Class T	.25%	.25%	7,982	61
Class B	.75%	.25%	5,319	4,055
Class C	.75%	.25%	12,968	8,788
			$ 36,898	$ 15,284
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 60,034	$ 6,431
Class T	.25%	.25%	50,998	304
Class B	.75%	.25%	23,994	18,058
Class C	.75%	.25%	82,869	53,665
			$ 217,895	$ 78,458
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 36,446	$ 13,877
Class T	.25%	.25%	16,844	113
Class B	.75%	.25%	10,898	8,263
Class C	.75%	.25%	25,094	15,387
			$ 89,282	$ 37,640
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 147,303	$ 8,700
Class T	.25%	.25%	117,730	805
Class B	.75%	.25%	70,861	53,285
Class C	.75%	.25%	186,959	21,791
			$ 522,853	$ 84,581
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 66,766	$ 6,029
Class T	.25%	.25%	21,034	75
Class B	.75%	.25%	18,939	14,252
Class C	.75%	.25%	61,885	14,260
			$ 168,624	$ 34,616

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 7,410
Class T	3,598
Class B*	5,750
Class C*	2,598
$ 19,356
Fidelity Asset Manager 30%
Class A	$ 7,204
Class T	1,277
Class B*	2,581
Class C*	1,623
$ 12,685
Fidelity Asset Manager 40%
Class A	$ 4,585
Class T	933
Class B*	551
Class C*	199
$ 6,268
Fidelity Asset Manager 50%
Class A	$ 23,666
Class T	5,049
Class B*	7,626
Class C*	2,335
$ 38,676
Fidelity Asset Manager 60%
Class A	$ 18,499
Class T	3,847
Class B*	739
Class C*	582
$ 23,667
Fidelity Asset Manager 70%
Class A	$ 25,779
Class T	17,249
Class B*	21,235
Class C*	1,516
$ 65,779
Fidelity Asset Manager 85%
Class A	$ 16,694
Class T	3,668
Class B*	8,592
Class C*	358
$ 29,312

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets*
Class A	$ 31,421.15
Class T	11,371.15
Class B	3,233.19
Class C	12,618.15
Asset Manager 20%	1,563,451.10
Institutional Class	4,076.15
	$ 1,626,170
Fidelity Asset Manager 30%
Class A	$ 5,408.14
Class T	3,163.11
Class B	1,121.17
Class C	3,623.14
Asset Manager 30%	64,095.09
Institutional Class	645.11
	$ 78,055
Fidelity Asset Manager 40%
Class A	$ 6,726.16
Class T	2,296.14
Class B	981.18
Class C	2,223.17
Asset Manager 40%	46,028.10
Institutional Class	579.13
	$ 58,833
Fidelity Asset Manager 50%
Class A	$ 55,292.23
Class T	19,571.19
Class B	5,517.23
Class C	16,672.20
Asset Manager 50%	5,423,770.17
Institutional Class	10,109.20
	$ 5,530,931
Fidelity Asset Manager 60%
Class A	$ 30,041.21
Class T	6,979.21
Class B	3,067.28
Class C	5,590.22
Asset Manager 60%	110,118.16
Institutional Class	5,032.19
	$ 160,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 70%	Amount	% of Average Net Assets*
Class A	$ 140,389.24
Class T	58,349.25
Class B	21,213.30
Class C	41,785.22
Asset Manager 70%	2,167,709.18
Institutional Class	29,419.21
	$ 2,458,864
Fidelity Asset Manager 85%
Class A	$ 62,645.23
Class T	9,559.23
Class B	5,653.30
Class C	13,727.22
Asset Manager 85%	691,624.21
Institutional Class	8,778.20
	$ 791,986

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 70%	$ 8
Fidelity Asset Manager 85%	15

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Asset Manager 20%	$ 8,599
Fidelity Asset Manager 30%	387
Fidelity Asset Manager 40%	272
Fidelity Asset Manager 50%	17,277
Fidelity Asset Manager 60%	438
Fidelity Asset Manager 70%	6,993
Fidelity Asset Manager 85%	1,854

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class A	.90%	$ 559
Class B	1.65%	345
Class C	1.65%	415
Fidelity Asset Manager 40%
Class A	.90%	$ 2,424
Class T	1.15%	744
Class B	1.65%	456
Class C	1.65%	904
Institutional Class	.65%	160
Fidelity Asset Manager 60%
Class A	1.10%	$ 4,396
Class T	1.35%	1,104
Class B	1.85%	1,178
Class C	1.85%	1,148
Institutional Class	.85%	263

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services to these funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Asset Manager 20%	$ 85,701	$ -
Fidelity Asset Manager 30%	5,692	1
Fidelity Asset Manager 40%	5,258	4
Fidelity Asset Manager 50%	410,853	-
Fidelity Asset Manager 60%	12,061	1
Fidelity Asset Manager 70%	230,056	1
Fidelity Asset Manager 85%	74,139	1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 20%
From net investment income
Class A	$ 295,344	$ 475,459
Class T	86,900	190,636
Class B	9,690	31,286
Class C	51,588	123,802
Asset Manager 20%	27,101,271	53,054,555
Institutional Class	42,919	69,084
Total	$ 27,587,712	$ 53,944,822
From net realized gain
Class A	$ 58,141	$ 11,003
Class T	17,664	4,680
Class B	3,899	1,342
Class C	19,520	4,617
Asset Manager 20%	3,812,689	1,040,320
Institutional Class	6,175	1,182
Total	$ 3,918,088	$ 1,063,144
Fidelity Asset Manager 30%
From net investment income
Class A	$ 50,096	$ 105,939
Class T	31,960	69,241
Class B	3,643	11,715
Class C	14,466	40,459
Asset Manager 30%	1,040,109	1,732,423
Institutional Class	9,317	19,380
Total	$ 1,149,591	$ 1,979,157
From net realized gain
Class A	$ 243,378	$ 23,619
Class T	179,135	12,739
Class B	41,264	4,604
Class C	154,478	14,101
Asset Manager 30%	4,040,384	355,511
Institutional Class	37,906	3,803
Total	$ 4,696,545	$ 414,377
Fidelity Asset Manager 40%
From net investment income
Class A	$ 53,476	$ 68,525
Class T	19,796	30,736
Class B	3,911	10,251
Class C	9,331	16,142
Asset Manager 40%	726,412	1,020,274
Institutional Class	7,814	18,025
Total	$ 820,740	$ 1,163,953
From net realized gain
Class A	$ 233,743	$ 12,119
Class T	90,467	6,626
Class B	29,899	3,795
Class C	69,845	5,380
Asset Manager 40%	2,549,586	154,380
Institutional Class	25,765	2,858
Total	$ 2,999,305	$ 185,158

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 50%
From net investment income
Class A	$ 326,785	$ 555,656
Class T	119,098	194,817
Class B	16,555	37,330
Class C	58,904	109,897
Asset Manager 50%	55,652,908	117,879,331
Institutional Class	71,289	65,561
Total	$ 56,245,539	$ 118,842,592
From net realized gain
Class A	$ 72,878	$ -
Class T	31,760	-
Class B	7,552	-
Class C	25,236	-
Asset Manager 50%	10,232,713	-
Institutional Class	17,604	-
Total	$ 10,387,743	$ -
Fidelity Asset Manager 60%
From net investment income
Class A	$ 278,533	$ 77,496
Class T	46,983	32,293
Class B	5,073	7,178
Class C	12,203	17,988
Asset Manager 60%	1,393,433	778,488
Institutional Class	64,892	15,127
Total	$ 1,801,117	$ 928,570
From net realized gain
Class A	$ 776,336	$ 18,234
Class T	183,723	9,498
Class B	60,411	3,988
Class C	127,888	7,195
Asset Manager 60%	3,380,367	158,875
Institutional Class	153,169	3,087
Total	$ 4,681,894	$ 200,877
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,279,738	$ 1,226,342
Class T	394,208	502,886
Class B	20,121	100,145
Class C	121,109	299,307
Asset Manager 70%	34,282,694	36,045,406
Institutional Class	371,276	305,152
Total	$ 36,469,146	$ 38,479,238
From net realized gain
Class A	$ 212,000	$ 58,090
Class T	86,897	29,200
Class B	26,305	11,267
Class C	68,453	24,268
Asset Manager 70%	4,528,433	1,422,844
Institutional Class	49,926	12,894
Total	$ 4,972,014	$ 1,558,563

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 85%
From net investment income
Class A	$ 501,772	$ 256,905
Class T	59,537	40,431
Class B	2,012	8,273
Class C	46,297	29,342
Asset Manager 85%	7,081,193	5,859,302
Institutional Class	120,632	34,421
Total	$ 7,811,443	$ 6,228,674
From net realized gain
Class A	$ 118,400	$ 36,067
Class T	18,381	7,677
Class B	8,577	4,432
Class C	27,650	10,735
Asset Manager 85%	1,434,314	732,414
Institutional Class	22,483	3,769
Total	$ 1,629,805	$ 795,094

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 20%
Class A
Shares sold	1,911,042	1,367,399	$ 24,353,889	$ 16,545,993
Reinvestment of distributions	26,720	38,433	340,473	463,570
Shares redeemed	(647,118)	(988,893)	(8,296,107)	(11,988,031)
Net increase (decrease)	1,290,644	416,939	$ 16,398,255	$ 5,021,532
Class T
Shares sold	298,232	634,304	$ 3,816,512	$ 7,654,118
Reinvestment of distributions	7,494	14,578	95,293	175,697
Shares redeemed	(330,988)	(241,304)	(4,224,666)	(2,918,698)
Net increase (decrease)	(25,262)	407,578	$ (312,861)	$ 4,911,117
Class B
Shares sold	16,840	150,755	$ 215,017	$ 1,815,797
Reinvestment of distributions	870	2,232	11,034	26,851
Shares redeemed	(60,371)	(86,323)	(766,536)	(1,047,878)
Net increase (decrease)	(42,661)	66,664	$ (540,485)	$ 794,770
Class C
Shares sold	265,855	707,792	$ 3,389,201	$ 8,509,802
Reinvestment of distributions	4,486	8,699	56,880	104,701
Shares redeemed	(194,692)	(239,520)	(2,485,411)	(2,885,264)
Net increase (decrease)	75,649	476,971	$ 960,670	$ 5,729,239
Asset Manager 20%
Shares sold	55,542,868	89,853,862	$ 711,632,677	$ 1,090,949,570
Reinvestment of distributions	2,336,126	4,305,872	29,807,242	52,019,005
Shares redeemed	(36,009,792)	(45,372,516)	(461,485,512)	(550,784,654)
Net increase (decrease)	21,869,202	48,787,218	$ 279,954,407	$ 592,183,921
Institutional Class
Shares sold	113,821	185,035	$ 1,457,256	$ 2,260,347
Reinvestment of distributions	2,921	4,900	37,261	59,203
Shares redeemed	(37,701)	(41,041)	(482,559)	(497,978)
Net increase (decrease)	79,041	148,894	$ 1,011,958	$ 1,821,572

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 30%
Class A
Shares sold	188,528	481,437	$ 1,840,917	$ 4,474,112
Reinvestment of distributions	27,516	12,728	263,728	117,278
Shares redeemed	(127,705)	(194,516)	(1,245,292)	(1,817,919)
Net increase (decrease)	88,339	299,649	$ 859,353	$ 2,773,471
Class T
Shares sold	72,585	473,652	$ 705,206	$ 4,403,570
Reinvestment of distributions	13,970	6,299	133,718	57,955
Shares redeemed	(66,737)	(120,471)	(647,704)	(1,126,266)
Net increase (decrease)	19,818	359,480	$ 191,220	$ 3,335,259
Class B
Shares sold	6,685	71,130	$ 64,964	$ 658,742
Reinvestment of distributions	4,085	1,674	39,060	15,388
Shares redeemed	(25,504)	(19,903)	(248,872)	(184,038)
Net increase (decrease)	(14,734)	52,901	$ (144,848)	$ 490,092
Class C
Shares sold	136,884	302,815	$ 1,329,087	$ 2,799,313
Reinvestment of distributions	14,417	5,167	137,706	47,447
Shares redeemed	(66,252)	(87,963)	(645,541)	(812,117)
Net increase (decrease)	85,049	220,019	$ 821,252	$ 2,034,643
Asset Manager 30%
Shares sold	8,586,706	7,460,776	$ 83,874,353	$ 69,439,946
Reinvestment of distributions	520,970	222,139	4,996,550	2,047,681
Shares redeemed	(2,478,100)	(3,146,665)	(24,189,488)	(29,237,305)
Net increase (decrease)	6,629,576	4,536,250	$ 64,681,415	$ 42,250,322
Institutional Class
Shares sold	7,356	46,009	$ 71,836	$ 428,927
Reinvestment of distributions	4,345	2,159	41,665	19,894
Shares redeemed	(6,383)	(12,736)	(61,824)	(118,003)
Net increase (decrease)	5,318	35,432	$ 51,677	$ 330,818
Fidelity Asset Manager 40%
Class A
Shares sold	386,959	685,528	$ 3,709,121	$ 6,145,461
Reinvestment of distributions	29,652	8,721	280,158	77,631
Shares redeemed	(74,684)	(359,739)	(719,989)	(3,238,124)
Net increase (decrease)	341,927	334,510	$ 3,269,290	$ 2,984,968
Class T
Shares sold	36,594	126,436	$ 351,302	$ 1,154,388
Reinvestment of distributions	11,141	3,765	105,163	33,340
Shares redeemed	(17,948)	(53,808)	(172,974)	(480,791)
Net increase (decrease)	29,787	76,393	$ 283,491	$ 706,937
Class B
Shares sold	10,122	53,050	$ 98,150	$ 481,946
Reinvestment of distributions	3,305	1,544	31,258	13,592
Shares redeemed	(13,540)	(84,907)	(129,631)	(764,684)
Net increase (decrease)	(113)	(30,313)	$ (223)	$ (269,146)
Class C
Shares sold	99,182	176,368	$ 957,437	$ 1,595,392
Reinvestment of distributions	8,229	2,348	77,756	20,782
Shares redeemed	(21,424)	(113,922)	(207,255)	(1,024,426)
Net increase (decrease)	85,987	64,794	$ 827,938	$ 591,748

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Asset Manager 40%
Shares sold	5,466,352	5,951,044	$ 52,820,909	$ 54,037,260
Reinvestment of distributions	332,650	128,632	3,139,450	1,146,456
Shares redeemed	(1,555,435)	(1,990,425)	(14,983,937)	(18,032,627)
Net increase (decrease)	4,243,567	4,089,251	$ 40,976,422	$ 37,151,089
Institutional Class
Shares sold	14,683	43,724	$ 142,251	$ 396,689
Reinvestment of distributions	3,050	2,073	28,786	18,388
Shares redeemed	(27,813)	(58,636)	(267,016)	(529,624)
Net increase (decrease)	(10,080)	(12,839)	$ (95,979)	$ (114,547)
Fidelity Asset Manager 50%
Class A
Shares sold	795,388	1,768,497	$ 12,266,826	$ 24,843,354
Reinvestment of distributions	25,605	39,139	382,955	538,102
Shares redeemed	(510,524)	(634,941)	(7,777,098)	(8,848,722)
Net increase (decrease)	310,469	1,172,695	$ 4,872,683	$ 16,532,734
Class T
Shares sold	359,278	654,048	$ 5,509,922	$ 9,197,213
Reinvestment of distributions	8,101	11,943	121,375	163,485
Shares redeemed	(216,425)	(293,305)	(3,364,640)	(4,053,154)
Net increase (decrease)	150,954	372,686	$ 2,266,657	$ 5,307,544
Class B
Shares sold	16,397	140,996	$ 248,296	$ 1,961,869
Reinvestment of distributions	1,329	2,176	19,834	29,634
Shares redeemed	(50,690)	(71,158)	(770,148)	(992,074)
Net increase (decrease)	(32,964)	72,014	$ (502,018)	$ 999,429
Class C
Shares sold	329,992	514,603	$ 5,048,123	$ 7,167,376
Reinvestment of distributions	4,122	5,349	61,658	73,042
Shares redeemed	(149,031)	(205,830)	(2,290,593)	(2,870,242)
Net increase (decrease)	185,083	314,122	$ 2,819,188	$ 4,370,176
Asset Manager 50%
Shares sold	26,547,222	39,143,638	$ 409,579,200	$ 547,613,737
Reinvestment of distributions	4,246,941	8,294,224	63,661,531	113,952,368
Shares redeemed	(44,728,248)	(62,411,690)	(690,200,803)	(871,172,919)
Net increase (decrease)	(13,934,085)	(14,973,828)	$ (216,960,072)	$ (209,606,814)
Institutional Class
Shares sold	451,999	222,454	$ 6,801,290	$ 3,106,030
Reinvestment of distributions	5,361	4,425	80,833	61,031
Shares redeemed	(57,215)	(55,339)	(880,438)	(764,414)
Net increase (decrease)	400,145	171,540	$ 6,001,685	$ 2,402,647
Fidelity Asset Manager 60%
Class A
Shares sold	1,315,113	2,141,689	$ 12,400,550	$ 18,693,310
Reinvestment of distributions	110,909	10,621	1,038,105	90,700
Shares redeemed	(451,834)	(619,019)	(4,351,644)	(5,333,003)
Net increase (decrease)	974,188	1,533,291	$ 9,087,011	$ 13,451,007
Class T
Shares sold	118,006	311,692	$ 1,125,747	$ 2,738,228
Reinvestment of distributions	23,971	4,505	223,891	38,385
Shares redeemed	(79,320)	(78,586)	(762,013)	(687,458)
Net increase (decrease)	62,657	237,611	$ 587,625	$ 2,089,155

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class B
Shares sold	27,305	106,824	$ 260,621	$ 926,842
Reinvestment of distributions	6,522	1,168	60,913	9,963
Shares redeemed	(27,236)	(72,845)	(260,893)	(631,010)
Net increase (decrease)	6,591	35,147	$ 60,641	$ 305,795
Class C
Shares sold	249,148	338,644	$ 2,385,260	$ 2,936,397
Reinvestment of distributions	14,896	2,900	138,832	24,677
Shares redeemed	(83,503)	(119,896)	(797,160)	(1,035,525)
Net increase (decrease)	180,541	221,648	$ 1,726,932	$ 1,925,549
Asset Manager 60%
Shares sold	12,212,569	7,782,273	$ 117,875,562	$ 68,206,585
Reinvestment of distributions	499,757	106,708	4,687,716	912,356
Shares redeemed	(2,217,444)	(3,614,653)	(21,372,491)	(31,454,344)
Net increase (decrease)	10,494,882	4,274,328	$ 101,190,787	$ 37,664,597
Institutional Class
Shares sold	346,051	314,085	$ 3,319,417	$ 2,733,458
Reinvestment of distributions	23,088	2,063	216,335	17,638
Shares redeemed	(64,492)	(66,069)	(618,945)	(571,142)
Net increase (decrease)	304,647	250,079	$ 2,916,807	$ 2,179,954
Fidelity Asset Manager 70%
Class A
Shares sold	974,247	2,439,457	$ 16,011,446	$ 35,293,218
Reinvestment of distributions	87,098	86,409	1,401,140	1,220,957
Shares redeemed	(880,032)	(1,605,541)	(14,128,093)	(23,055,336)
Net increase (decrease)	181,313	920,325	$ 3,284,493	$ 13,458,839
Class T
Shares sold	367,703	356,464	$ 5,937,245	$ 5,148,505
Reinvestment of distributions	28,995	36,625	466,506	517,509
Shares redeemed	(548,763)	(759,609)	(8,797,678)	(10,971,045)
Net increase (decrease)	(152,065)	(366,520)	$ (2,393,927)	$ (5,305,031)
Class B
Shares sold	6,304	120,139	$ 102,369	$ 1,720,713
Reinvestment of distributions	2,530	7,309	40,857	103,353
Shares redeemed	(198,524)	(485,446)	(3,220,028)	(6,998,049)
Net increase (decrease)	(189,690)	(357,998)	$ (3,076,802)	$ (5,173,983)
Class C
Shares sold	222,857	670,000	$ 3,642,049	$ 9,564,163
Reinvestment of distributions	10,320	20,374	166,019	287,474
Shares redeemed	(205,732)	(885,534)	(3,334,345)	(12,736,288)
Net increase (decrease)	27,445	(195,160)	$ 473,723	$ (2,884,651)
Asset Manager 70%
Shares sold	13,330,472	18,494,614	$ 218,701,961	$ 267,814,520
Reinvestment of distributions	2,369,778	2,604,232	38,143,970	36,823,839
Shares redeemed	(25,167,093)	(25,377,580)	(411,188,060)	(366,190,757)
Net increase (decrease)	(9,466,843)	(4,278,734)	$ (154,342,129)	$ (61,552,398)
Institutional Class
Shares sold	331,944	845,988	$ 5,364,889	$ 12,203,214
Reinvestment of distributions	20,037	17,837	322,724	252,400
Shares redeemed	(367,546)	(1,319,297)	(5,903,638)	(18,973,707)
Net increase (decrease)	(15,565)	(455,472)	$ (216,025)	$ (6,518,093)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 85%
Class A
Shares sold	846,274	2,360,902	$ 11,153,506	$ 27,368,627
Reinvestment of distributions	46,336	25,229	607,439	287,611
Shares redeemed	(420,904)	(675,334)	(5,590,644)	(7,837,431)
Net increase (decrease)	471,706	1,710,797	$ 6,170,301	$ 19,818,807
Class T
Shares sold	164,375	262,627	$ 2,163,382	$ 3,032,066
Reinvestment of distributions	5,447	3,776	71,251	42,970
Shares redeemed	(85,001)	(172,272)	(1,107,115)	(1,955,847)
Net increase (decrease)	84,821	94,131	$ 1,127,518	$ 1,119,189
Class B
Shares sold	13,656	107,436	$ 178,868	$ 1,234,004
Reinvestment of distributions	731	1,064	9,592	12,100
Shares redeemed	(54,377)	(76,663)	(704,857)	(883,795)
Net increase (decrease)	(39,990)	31,837	$ (516,397)	$ 362,309
Class C
Shares sold	315,024	401,874	$ 4,121,222	$ 4,614,595
Reinvestment of distributions	5,106	3,150	66,513	35,722
Shares redeemed	(109,465)	(230,999)	(1,421,092)	(2,661,103)
Net increase (decrease)	210,665	174,025	$ 2,766,643	$ 1,989,214
Asset Manager 85%
Shares sold	6,526,074	16,027,071	$ 87,559,536	$ 187,799,889
Reinvestment of distributions	636,391	559,712	8,392,644	6,408,708
Shares redeemed	(6,697,107)	(15,512,827)	(89,436,037)	(180,949,818)
Net increase (decrease)	465,358	1,073,956	$ 6,516,143	$ 13,258,779
Institutional Class
Shares sold	310,853	462,839	$ 4,057,826	$ 5,408,316
Reinvestment of distributions	10,329	3,239	135,805	37,020
Shares redeemed	(104,446)	(85,209)	(1,407,729)	(988,859)
Net increase (decrease)	216,736	380,869	$ 2,785,902	$ 4,456,477

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

12. Change in Independent Registered Public Accounting Firm.

Based on the recommendation of the Audit Committee of Fidelity Asset Manager 30%, Fidelity Asset Manager 40% and Fidelity Asset Manager 60%, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the funds' independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended September 30, 2011. For the fiscal years ended September 30, 2010 and September 30, 2009, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

AR-USAN-0511
1.878279.103

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Semiannual Report

March 31, 2011

Each Class A, Class T, Class B and Class C are
classes of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Asset Manager® 20%
Class A	.85%
Actual		$ 1,000.00	$ 1,041.10	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Class T	1.10%
Actual		$ 1,000.00	$ 1,039.80	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.65%
Actual		$ 1,000.00	$ 1,037.70	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.61%
Actual		$ 1,000.00	$ 1,037.30	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Asset Manager 20%	.55%
Actual		$ 1,000.00	$ 1,042.50	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,043.20	$ 3.11
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,057.20	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.12%
Actual		$ 1,000.00	$ 1,056.30	$ 5.74
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class B	1.65%
Actual		$ 1,000.00	$ 1,053.40	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,053.60	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.60%
Actual		$ 1,000.00	$ 1,059.80	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,058.60	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,074.50	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 1,073.50	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,070.40	$ 8.52
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,070.90	$ 8.52
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.62%
Actual		$ 1,000.00	$ 1,075.90	$ 3.21
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,075.90	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Asset Manager 50%
Class A	1.01%
Actual		$ 1,000.00	$ 1,092.20	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.23%
Actual		$ 1,000.00	$ 1,091.30	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.19
Class B	1.76%
Actual		$ 1,000.00	$ 1,088.40	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.85
Class C	1.73%
Actual		$ 1,000.00	$ 1,088.30	$ 9.01
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Asset Manager 50%	.70%
Actual		$ 1,000.00	$ 1,094.30	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,093.70	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,106.90	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class T	1.35%
Actual		$ 1,000.00	$ 1,106.50	$ 7.09
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.85%
Actual		$ 1,000.00	$ 1,103.80	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 1,104.40	$ 9.71
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.81%
Actual		$ 1,000.00	$ 1,109.30	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,108.60	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Fidelity Asset Manager 70%
Class A	1.09%
Actual		$ 1,000.00	$ 1,126.80	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.35%
Actual		$ 1,000.00	$ 1,125.20	$ 7.15
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.90%
Actual		$ 1,000.00	$ 1,122.50	$ 10.05
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class C	1.83%
Actual		$ 1,000.00	$ 1,122.80	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Asset Manager 70%	.78%
Actual		$ 1,000.00	$ 1,128.30	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,128.00	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Fidelity Asset Manager 85%
Class A	1.09%
Actual		$ 1,000.00	$ 1,151.00	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.34%
Actual		$ 1,000.00	$ 1,148.90	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.91%
Actual		$ 1,000.00	$ 1,146.00	$ 10.22
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 1,146.70	$ 9.79
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Asset Manager 85%	.82%
Actual		$ 1,000.00	$ 1,152.60	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,152.30	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .15%

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.9	17.2
Fannie Mae	15.4	11.6
Freddie Mac	3.1	1.4
Ginnie Mae	0.8	1.5
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.4
	35.6
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 35.4%	U.S. Government and U.S. Government Agency Obligations 31.9%
AAA,AA,A 6.5%	AAA,AA,A 8.4%
BBB 6.1%	BBB 7.2%
BB and Below 7.9%	BB and Below 7.6%
Not Rated 0.8%	Not Rated 1.3%
Equities* 20.8%	Equities** 21.9%
Short-Term Investments and Net Other Assets 22.5%	Short-Term Investments and Net Other Assets 21.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.4
Exxon Mobil Corp.	0.3	0.3
Comerica, Inc.	0.3	0.1
Visa, Inc. Class A	0.2	0.2
General Electric Co.	0.2	0.2
	1.3
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 22.2%	Stock Class and Equity Futures ** 21.9%
Bond Class 51.2%	Bond Class 54.0%
Short-Term Class 26.6%	Short-Term Class 24.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.8
Fidelity Financials Central Fund	2.7
Fidelity Information Technology Central Fund	2.5
Fidelity Energy Central Fund	1.9
Fidelity Industrials Central Fund	1.8
Fidelity Commodity Strategy Central Fund	1.8
Fidelity Health Care Central Fund	1.7
Fidelity Consumer Discretionary Central Fund	1.6
Fidelity Consumer Staples Central Fund	1.3
Fidelity Emerging Markets Equity Central Fund	0.7
Fidelity Materials Central Fund	0.6
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.5
Total Equity Central Funds	22.4
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	46.5
Total Fixed-Income Central Funds	53.6
Money Market Central Funds	24.0
Net Other Assets (Liabilities)	0.0 *
Total	100.0
* Amount represents less than 0.1%

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 10.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	4,757,156	$ 62,794,456
Fidelity Consumer Discretionary Central Fund (b)	434,716	57,152,125
Fidelity Consumer Staples Central Fund (b)	348,893	46,901,720
Fidelity Emerging Markets Equity Central Fund (b)	109,494	24,881,441
Fidelity Energy Central Fund (b)	466,696	67,866,911
Fidelity Financials Central Fund (b)	1,585,668	96,551,313
Fidelity Health Care Central Fund (b)	423,456	58,542,769
Fidelity Industrials Central Fund (b)	403,756	62,311,716
Fidelity Information Technology Central Fund (b)	486,503	90,119,851
Fidelity International Equity Central Fund (b)	2,340,903	171,400,950
Fidelity Materials Central Fund (b)	120,996	21,779,213
Fidelity Telecom Services Central Fund (b)	123,167	15,815,863
Fidelity Utilities Central Fund (b)	170,918	17,748,130
TOTAL EQUITY CENTRAL FUNDS (Cost $681,151,070)		793,866,458
Fixed-Income Central Funds - 53.6%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (b)	1,761,256	17,630,166
Fidelity Floating Rate Central Fund (b)	1,129,883	115,361,034
Fidelity High Income Central Fund 1 (b)	1,213,655	120,358,185
TOTAL HIGH YIELD FIXED-INCOME FUNDS		253,349,385

Investment Grade Fixed-Income Funds - 46.5%
Fidelity Tactical Income Central Fund (b)	16,349,055	1,645,368,854
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,834,782,570)		1,898,718,239
Money Market Central Funds - 24.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	221,901,518	$ 221,901,518
Fidelity Money Market Central Fund, .39% (a)	627,037,421	627,037,421
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $848,938,939)		848,938,939
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,364,872,579)	3,541,523,636
NET OTHER ASSETS (LIABILITIES) - 0.0%	117,770
NET ASSETS - 100%	$ 3,541,641,406
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179,038
Fidelity Consumer Discretionary Central Fund	283,236
Fidelity Consumer Staples Central Fund	614,398
Fidelity Emerging Markets Debt Central Fund	14,762
Fidelity Emerging Markets Equity Central Fund	89,903
Fidelity Energy Central Fund	416,047
Fidelity Financials Central Fund	353,111
Fidelity Floating Rate Central Fund	2,360,002
Fidelity Health Care Central Fund	220,762
Fidelity High Income Central Fund 1	4,750,028
Fidelity Industrials Central Fund	395,244
Fidelity Information Technology Central Fund	110,770
Fidelity International Equity Central Fund	1,441,270
Fidelity Materials Central Fund	116,895
Fidelity Money Market Central Fund	1,241,906
Fidelity Tactical Income Central Fund	23,740,460
Fidelity Telecom Services Central Fund	152,145
Fidelity Utilities Central Fund	264,746
Total	$ 36,744,723
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 23,863,792	$ 4,833,182	$ 62,794,456	7.0%
Fidelity Consumer Discretionary Central Fund	45,560,668	7,948,066	3,763,775	57,152,125	8.2%
Fidelity Consumer Staples Central Fund	43,988,692	4,701,787	4,960,748	46,901,720	7.6%
Fidelity Emerging Markets Debt Central Fund	-	17,619,087	5,836	17,630,166	17.9%
Fidelity Emerging Markets Equity Central Fund	35,966,470	5,030,339	19,627,194	24,881,441	7.6%
Fidelity Energy Central Fund	44,327,258	7,693,834	5,465,758	67,866,911	7.8%
Fidelity Financials Central Fund	82,498,800	14,570,848	8,041,861	96,551,313	8.1%
Fidelity Floating Rate Central Fund	97,415,747	12,572,926	306,100	115,361,034	3.9%
Fidelity Health Care Central Fund	51,145,285	5,343,075	9,301,623	58,542,769	7.9%
Fidelity High Income Central Fund 1	121,836,478	12,603,451	18,213,400	120,358,185	21.8%
Fidelity Industrials Central Fund	49,634,644	5,664,856	5,221,741	62,311,716	8.1%
Fidelity Information Technology Central Fund	76,871,824	5,956,640	8,340,227	90,119,851	8.0%
Fidelity International Equity Central Fund	150,090,745	11,888,857	6,402,921	171,400,950	9.1%
Fidelity Materials Central Fund	16,958,529	2,573,745	2,478,688	21,779,213	8.3%
Fidelity Tactical Income Central Fund	1,487,037,888	224,487,887	53,676,757	1,645,368,854	34.5%
Fidelity Telecom Services Central Fund	13,038,484	1,965,768	562,411	15,815,863	7.9%
Fidelity Utilities Central Fund	16,478,538	1,543,395	1,403,623	17,748,130	7.9%
Total	$ 2,367,934,263	$ 366,028,353	$ 152,605,845	$ 2,692,584,697
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
United Kingdom	2.1%
Others (Individually Less Than 1%)	8.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $73,793,498 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $3,364,872,579)		$3,541,523,636
Receivable for investments sold		907,521
Receivable for fund shares sold		5,130,653
Distributions receivable from Fidelity Central Funds		238,428
Prepaid expenses		3,736
Other receivables		42,661
Total assets		3,547,846,635

Liabilities
Payable for investments purchased	$ 2,803,798
Payable for fund shares redeemed	1,773,982
Accrued management fee	1,212,361
Distribution and service plan fees payable	33,367
Other affiliated payables	366,775
Other payables and accrued expenses	14,946
Total liabilities		6,205,229

Net Assets		$ 3,541,641,406
Net Assets consist of:
Paid in capital		$ 3,405,490,346
Undistributed net investment income		5,866,703
Accumulated undistributed net realized gain (loss) on investments		(46,366,700)
Net unrealized appreciation (depreciation) on investments		176,651,057
Net Assets		$ 3,541,641,406

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,032,767 ÷ 3,782,167 shares)		$ 12.96

Maximum offering price per share (100/94.25 of $12.96)		$ 13.75
Class T: Net Asset Value and redemption price per share ($15,966,634 ÷ 1,233,576 shares)		$ 12.94

Maximum offering price per share (100/96.50 of $12.94)		$ 13.41
Class B: Net Asset Value and offering price per share ($3,288,845 ÷ 254,423 shares)A		$ 12.93

Class C: Net Asset Value and offering price per share ($17,224,476 ÷ 1,334,174 shares)A		$ 12.91

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($3,450,207,715 ÷ 265,744,690 shares)		$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,920,969 ÷ 456,215 shares)		$ 12.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 634
Income from Fidelity Central Funds		36,744,723
Total income		36,745,357

Expenses
Management fee	$ 6,964,019
Transfer agent fees	1,626,170
Distribution and service plan fees	190,870
Accounting fees and expenses	533,030
Custodian fees and expenses	3,222
Independent trustees' compensation	6,029
Registration fees	112,789
Audit	9,390
Legal	8,513
Miscellaneous	17,365
Total expenses before reductions	9,471,397
Expense reductions	(97,453)	9,373,944
Net investment income (loss)		27,371,413
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	27,731,384
Futures contracts	1,972,126
Capital gain distributions from Fidelity Central Funds	18,780
Total net realized gain (loss)		29,722,290
Change in net unrealized appreciation (depreciation) on: Investment securities	83,583,527
Futures contracts	(899,849)
Total change in net unrealized appreciation (depreciation)		82,683,678
Net gain (loss)		112,405,968
Net increase (decrease) in net assets resulting from operations		$ 139,777,381

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,371,413	$ 56,796,031
Net realized gain (loss)	29,722,290	31,482,211
Change in net unrealized appreciation (depreciation)	82,683,678	137,355,237
Net increase (decrease) in net assets resulting from operations	139,777,381	225,633,479
Distributions to shareholders from net investment income	(27,587,712)	(53,944,822)
Distributions to shareholders from net realized gain	(3,918,088)	(1,063,144)
Total distributions	(31,505,800)	(55,007,966)
Share transactions - net increase (decrease)	297,471,944	610,462,151
Total increase (decrease) in net assets	405,743,525	781,087,664

Net Assets
Beginning of period	3,135,897,881	2,354,810,217
End of period (including undistributed net investment income of $5,866,703 and undistributed net investment income of $6,083,002, respectively)	$ 3,541,641,406	$ 3,135,897,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.55	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.09	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.42	.74	.48	(1.27)	.40
Total from investment operations	.51	.96	.81	(.88)	.88
Distributions from net investment income	(.09)	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.10) J	(.21) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.96	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B, C, D	4.11%	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.85% A	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.85% A	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.85% A	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.34% A	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,033	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .015%.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.53	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.07	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.43	.74	.48	(1.28)	.40
Total from investment operations	.50	.93	.78	(.92)	.85
Distributions from net investment income	(.07)	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.09)	(.18) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.94	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B, C, D	3.98%	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.10% A	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.10% A	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.10% A	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.09% A	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,967	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.51	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.03	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.44	.74	.49	(1.27)	.38
Total from investment operations	.47	.86	.73	(.98)	.77
Distributions from net investment income	(.04)	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.05) I	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.93	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B, C, D	3.77%	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.65% A	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.55% A	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,289	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.50	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.04	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.43	.74	.49	(1.26)	.38
Total from investment operations	.47	.86	.73	(.97)	.77
Distributions from net investment income	(.04)	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.06)	(.12) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.91	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B, C, D	3.73%	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.61% A	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61% A	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60% A	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	.59% A	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,224	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.35	.43	.53	.46
Net realized and unrealized gain (loss)	.42	.75	.50	(1.28)	.38	.39
Total from investment operations	.53	1.00	.85	(.85)	.91	.85
Distributions from net investment income	(.11)	(.24)	(.39)	(.45)	(.55)	(.43)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)	(.28)
Total distributions	(.12) H	(.25)	(.39)	(.70)	(1.14)	(.71)
Net asset value, end of period	$ 12.98	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Total Return B, C	4.25%	8.54%	7.90%	(6.90)%	7.26%	6.77%
Ratios to Average Net Assets F
Expenses before reductions	.55% A	.56%	.58%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.55% A	.56%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.55% A	.56%	.58%	.56%	.57%	.57%
Net investment income (loss)	1.64% A	2.08%	3.30%	3.48%	4.15%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,450,208	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750
Portfolio turnover rate E	12% A	18%	16%	5%	6%	81% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 F
Net asset value, beginning of period	$ 12.56	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.10	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.44	.74	.50	(1.27)	.38
Total from investment operations	.54	.99	.86	(.85)	.91
Distributions from net investment income	(.11)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.12) H	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.98	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B, C	4.32%	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.61% A	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.61% A	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.60% A	.55%	.56%	.56%	.59% A
Net investment income (loss)	1.59% A	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,921	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.1	17.4
Fannie Mae	15.6	11.8
Freddie Mac	3.1	1.4
Ginnie Mae	0.8	1.5
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.4
	36.0
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 35.7%	U.S. Government and U.S. Government Agency Obligations 32.3%
AAA,AA,A 6.6%	AAA,AA,A 8.4%
BBB 6.1%	BBB 7.2%
BB and Below 7.7%	BB and Below 7.6%
Not Rated 0.7%	Not Rated 1.3%
Equities* 31.5%	Equities** 31.1%
Short-Term Investments and Net Other Assets 11.7%	Short-Term Investments and Net Other Assets 12.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.5
Comerica, Inc.	0.4	0.2
Exxon Mobil Corp.	0.4	0.4
Visa, Inc. Class A	0.4	0.3
General Electric Co.	0.3	0.3
	2.0
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures * 31.7%	Stocks and Equity Futures ** 31.1%
Bond Class 51.4%	Bonds 54.4%
Short-Term Class 16.9%	Short-Term Class 14.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	7.3
Fidelity Financials Central Fund	4.0
Fidelity Information Technology Central Fund	3.7
Fidelity Energy Central Fund	2.7
Fidelity Industrials Central Fund	2.5
Fidelity Consumer Discretionary Central Fund	2.4
Fidelity Health Care Central Fund	2.4
Fidelity Consumer Staples Central Fund	1.9
Fidelity Commodity Strategy Central Fund	1.8
Fidelity Emerging Markets Equity Central Fund	1.2
Fidelity Materials Central Fund	0.9
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	32.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.8
Investment Grade Fixed-Income Funds	47.0
Total Fixed-Income Central Funds	53.8
Money Market Central Funds	14.0
Net Other Assets (Liabilities)	0.1
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 13.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	271,043	$ 3,577,766
Fidelity Consumer Discretionary Central Fund (b)	36,136	4,750,815
Fidelity Consumer Staples Central Fund (b)	28,196	3,790,335
Fidelity Emerging Markets Equity Central Fund (b)	10,681	2,427,207
Fidelity Energy Central Fund (b)	37,255	5,417,692
Fidelity Financials Central Fund (b)	130,811	7,965,088
Fidelity Health Care Central Fund (b)	33,837	4,677,955
Fidelity Industrials Central Fund (b)	32,374	4,996,307
Fidelity Information Technology Central Fund (b)	39,569	7,329,720
Fidelity International Equity Central Fund (b)	198,260	14,516,609
Fidelity Materials Central Fund (b)	9,618	1,731,260
Fidelity Telecom Services Central Fund (b)	9,707	1,246,502
Fidelity Utilities Central Fund (b)	13,881	1,441,367
TOTAL EQUITY CENTRAL FUNDS (Cost $55,655,648)		63,868,623
Fixed-Income Central Funds - 53.8%

High Yield Fixed-Income Funds -6.8%
Fidelity Emerging Markets Debt Central Fund (b)	95,084	951,790
Fidelity Floating Rate Central Fund (b)	61,140	6,242,351
Fidelity High Income Central Fund 1 (b)	64,955	6,441,586
TOTAL HIGH YIELD FIXED-INCOME FUNDS		13,635,727

Investment Grade Fixed-Income Funds - 47.0%
Fidelity Tactical Income Central Fund (b)	929,124	93,507,056
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $103,141,308)		107,142,783
Money Market Central Funds - 14.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	18,094,476	$ 18,094,476
Fidelity Money Market Central Fund, .39% (a)	9,923,538	9,923,538
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $28,018,014)		28,018,014
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $186,814,970)	199,029,420
NET OTHER ASSETS (LIABILITIES) - 0.1%	136,190
NET ASSETS - 100%	$ 199,165,610
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,406
Fidelity Consumer Discretionary Central Fund	20,171
Fidelity Consumer Staples Central Fund	45,580
Fidelity Emerging Markets Debt Central Fund	798
Fidelity Emerging Markets Equity Central Fund	5,505
Fidelity Energy Central Fund	29,852
Fidelity Financials Central Fund	23,568
Fidelity Floating Rate Central Fund	112,468
Fidelity Health Care Central Fund	15,220
Fidelity High Income Central Fund 1	218,567
Fidelity Industrials Central Fund	28,253
Fidelity Information Technology Central Fund	7,500
Fidelity International Equity Central Fund	109,022
Fidelity Materials Central Fund	8,151
Fidelity Money Market Central Fund	19,655
Fidelity Tactical Income Central Fund	1,133,905
Fidelity Telecom Services Central Fund	9,647
Fidelity Utilities Central Fund	19,192
Total	$ 1,819,460
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 1,951,432	$ 11,886	$ 3,577,766	0.4%
Fidelity Consumer Discretionary Central Fund	2,836,215	1,584,590	151,733	4,750,815	0.7%
Fidelity Consumer Staples Central Fund	2,843,919	1,062,367	335,875	3,790,335	0.6%
Fidelity Emerging Markets Debt Central Fund	-	950,840	-	951,790	1.0%
Fidelity Emerging Markets Equity Central Fund	1,939,042	1,057,570	810,499	2,427,207	0.7%
Fidelity Energy Central Fund	2,899,956	1,416,545	384,702	5,417,692	0.6%
Fidelity Financials Central Fund	5,225,903	2,755,134	464,386	7,965,088	0.7%
Fidelity Floating Rate Central Fund	4,064,391	2,013,252	91,907	6,242,351	0.2%
Fidelity Health Care Central Fund	3,238,395	1,237,151	591,834	4,677,955	0.6%
Fidelity High Income Central Fund 1	4,863,799	2,403,368	1,006,204	6,441,586	1.2%
Fidelity Industrials Central Fund	2,985,576	1,406,193	217,728	4,996,307	0.6%
Fidelity Information Technology Central Fund	4,518,643	2,126,779	336,425	7,329,720	0.7%
Fidelity International Equity Central Fund	9,992,395	4,326,441	892,709	14,516,609	0.8%
Fidelity Materials Central Fund	1,042,730	447,122	66,283	1,731,260	0.7%
Fidelity Tactical Income Central Fund	62,297,007	32,403,737	696,741	93,507,056	2.0%
Fidelity Telecom Services Central Fund	753,772	438,026	40,937	1,246,502	0.6%
Fidelity Utilities Central Fund	1,047,040	407,005	91,433	1,441,367	0.6%
Total	$ 111,788,806	$ 57,987,552	$ 6,191,282	$ 171,011,406
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.1%
United Kingdom	2.6%
Japan	1.2%
Others (Individually Less Than 1%)	10.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $186,814,970)		$ 199,029,420
Receivable for investments sold		64,902
Receivable for fund shares sold		656,944
Distributions receivable from Fidelity Central Funds		5,917
Prepaid expenses		150
Other receivables		2,752
Total assets		199,760,085

Liabilities
Payable for investments purchased	$ 282,461
Payable for fund shares redeemed	199,682
Accrued management fee	67,111
Distribution and service plan fees payable	9,915
Other affiliated payables	21,076
Other payables and accrued expenses	14,230
Total liabilities		594,475

Net Assets		$ 199,165,610
Net Assets consist of:
Paid in capital		$ 188,265,384
Undistributed net investment income		332,656
Accumulated undistributed net realized gain (loss) on investments		(1,646,880)
Net unrealized appreciation (depreciation) on investments		12,214,450
Net Assets		$ 199,165,610

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,497,537 ÷ 864,469 shares)		$ 9.83

Maximum offering price per share (100/94.25 of $9.83)		$ 10.43
Class T: Net Asset Value and redemption price per share ($6,096,499 ÷ 620,800 shares)		$ 9.82

Maximum offering price per share (100/96.50 of $9.82)		$ 10.18
Class B: Net Asset Value and offering price per share ($1,214,704 ÷ 123,736 shares)A		$ 9.82

Class C: Net Asset Value and offering price per share ($5,707,167 ÷ 582,289 shares)A		$ 9.80

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($176,408,246 ÷ 17,936,087 shares)		$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,241,457 ÷ 126,231 shares)		$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 9
Income from Fidelity Central Funds		1,819,460
Total income		1,819,469

Expenses
Management fee	$ 332,095
Transfer agent fees	78,055
Distribution and service plan fees	56,954
Accounting fees and expenses	33,195
Custodian fees and expenses	2,501
Independent trustees' compensation	268
Registration fees	36,304
Audit	5,424
Legal	324
Miscellaneous	724
Total expenses before reductions	545,844
Expense reductions	(7,561)	538,283
Net investment income (loss)		1,281,186
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,342,231
Futures contracts	6,628
Capital gain distributions from Fidelity Central Funds	297
Total net realized gain (loss)		1,349,156
Change in net unrealized appreciation (depreciation) on: Investment securities	6,084,101
Futures contracts	500
Total change in net unrealized appreciation (depreciation)		6,084,601
Net gain (loss)		7,433,757
Net increase (decrease) in net assets resulting from operations		$ 8,714,943

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,281,186	$ 2,024,010
Net realized gain (loss)	1,349,156	2,731,395
Change in net unrealized appreciation (depreciation)	6,084,601	4,522,277
Net increase (decrease) in net assets resulting from operations	8,714,943	9,277,682
Distributions to shareholders from net investment income	(1,149,591)	(1,979,157)
Distributions to shareholders from net realized gain	(4,696,545)	(414,377)
Total distributions	(5,846,136)	(2,393,534)
Share transactions - net increase (decrease)	66,460,069	51,214,605
Total increase (decrease) in net assets	69,328,876	58,098,753

Net Assets
Beginning of period	129,836,734	71,737,981
End of period (including undistributed net investment income of $332,656 and undistributed net investment income of $201,061, respectively)	$ 199,165,610	$ 129,836,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.17	.22	.24
Net realized and unrealized gain (loss)	.47	.67	.40	(1.39)
Total from investment operations	.54	.84	.62	(1.15)
Distributions from net investment income	(.06)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.37)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.83	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	5.72%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	.91% A	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.98% A
Expenses net of all reductions	.89% A	.89%	.89%	.98% A
Net investment income (loss)	1.38% A	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,498	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.15	.20	.22
Net realized and unrealized gain (loss)	.47	.67	.40	(1.40)
Total from investment operations	.53	.82	.60	(1.18)
Distributions from net investment income	(.05)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.36)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.82	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	5.63%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.13% A	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.12% A	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.12% A	1.14%	1.14%	1.20% A
Net investment income (loss)	1.16% A	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,096	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.16	.17
Net realized and unrealized gain (loss)	.48	.67	.40	(1.39)
Total from investment operations	.51	.77	.56	(1.22)
Distributions from net investment income	(.03)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.34)	(.15) I	(.18)	(.13)
Net asset value, end of period	$ 9.82	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	5.34%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.70% A	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.73% A
Net investment income (loss)	.63% A	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,215	$ 1,336	$ 773	$ 480
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.16	.17
Net realized and unrealized gain (loss)	.48	.67	.39	(1.39)
Total from investment operations	.51	.77	.55	(1.22)
Distributions from net investment income	(.03)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.34)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.80	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	5.36%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.70% A
Net investment income (loss)	.63% A	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,707	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.24	.26
Net realized and unrealized gain (loss)	.49	.67	.40	(1.39)
Total from investment operations	.57	.86	.64	(1.13)
Distributions from net investment income	(.08)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.39)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.84	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	5.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.60% A	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.60% A	.65%	.65%	.73% A
Expenses net of all reductions	.60% A	.64%	.65%	.72% A
Net investment income (loss)	1.68% A	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,408	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate E	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.24	.26
Net realized and unrealized gain (loss)	.48	.67	.40	(1.39)
Total from investment operations	.56	.86	.64	(1.13)
Distributions from net investment income	(.08)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.39)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.83	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	5.86%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.61% A	.65%	.65%	.75% A
Expenses net of all reductions	.61% A	.64%	.65%	.75% A
Net investment income (loss)	1.67% A	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241	$ 1,168	$ 773	$ 209
Portfolio turnover rate E	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.1	15.1
Fannie Mae	13.7	10.3
Freddie Mac	2.7	1.3
Ginnie Mae	0.7	1.3
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.4
	31.6
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 31.3%	U.S. Government and U.S. Government Agency Obligations 28.1%
AAA,AA,A 5.9%	AAA,AA,A 7.5%
BBB 5.6%	BBB 6.3%
BB and Below 7.1%	BB and Below 7.2%
Not Rated 0.7%	Not Rated 1.2%
Equities* 41.7%	Equities** 41.3%
Short-Term Investments and Net Other Assets 7.7%	Short-Term Investments and Net Other Assets 8.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.7
Comerica, Inc.	0.5	0.2
Exxon Mobil Corp.	0.5	0.6
Visa, Inc. Class A	0.5	0.4
General Electric Co.	0.4	0.4
	2.5
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures * 41.2%	Stock Class and Equity Futures ** 41.3%
Bond Class 45.9%	Bond Class 48.2%
Short-Term Class 12.9%	Short-Term Class 10.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	9.8
Fidelity Financials Central Fund	5.3
Fidelity Information Technology Central Fund	4.8
Fidelity Energy Central Fund	3.5
Fidelity Industrials Central Fund	3.3
Fidelity Consumer Discretionary Central Fund	3.1
Fidelity Health Care Central Fund	3.1
Fidelity Consumer Staples Central Fund	2.5
Fidelity Commodity Strategy Central Fund	1.9
Fidelity Emerging Markets Equity Central Fund	1.6
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.0
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	41.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	41.0
Total Fixed-Income Central Funds	48.0
Money Market Central Funds	10.2
Net Other Assets (Liabilities)	0.0 *
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 17.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	202,418	$ 2,671,924
Fidelity Consumer Discretionary Central Fund (b)	33,488	4,402,651
Fidelity Consumer Staples Central Fund (b)	26,165	3,517,401
Fidelity Emerging Markets Equity Central Fund (b)	9,906	2,250,946
Fidelity Energy Central Fund (b)	33,910	4,931,168
Fidelity Financials Central Fund (b)	121,624	7,405,671
Fidelity Health Care Central Fund (b)	31,304	4,327,767
Fidelity Industrials Central Fund (b)	29,893	4,613,348
Fidelity Information Technology Central Fund (b)	36,190	6,703,817
Fidelity International Equity Central Fund (b)	187,796	13,750,427
Fidelity Materials Central Fund (b)	8,880	1,598,368
Fidelity Telecom Services Central Fund (b)	8,953	1,149,715
Fidelity Utilities Central Fund (b)	12,785	1,327,618
TOTAL EQUITY CENTRAL FUNDS (Cost $51,892,242)		58,650,821
Fixed-Income Central Funds - 48.0%

High Yield Fixed-Income Funds -7.0%
Fidelity Emerging Markets Debt Central Fund (b)	69,526	695,952
Fidelity Floating Rate Central Fund (b)	43,989	4,491,276
Fidelity High Income Central Fund 1 (b)	46,753	4,636,494
TOTAL HIGH YIELD FIXED-INCOME FUNDS		9,823,722

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Tactical Income Central Fund (b)	571,734	57,539,315
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $65,256,742)		67,363,037
Money Market Central Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	10,358,216	$ 10,358,216
Fidelity Money Market Central Fund, .39% (a)	3,909,273	3,909,273
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $14,267,489)		14,267,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $131,416,473)	140,281,347
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,698
NET ASSETS - 100%	$ 140,287,045
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,115
Fidelity Consumer Discretionary Central Fund	19,055
Fidelity Consumer Staples Central Fund	42,661
Fidelity Emerging Markets Debt Central Fund	564
Fidelity Emerging Markets Equity Central Fund	5,256
Fidelity Energy Central Fund	28,099
Fidelity Financials Central Fund	21,416
Fidelity Floating Rate Central Fund	78,821
Fidelity Health Care Central Fund	14,484
Fidelity High Income Central Fund 1	151,074
Fidelity Industrials Central Fund	26,331
Fidelity Information Technology Central Fund	6,862
Fidelity International Equity Central Fund	101,345
Fidelity Materials Central Fund	7,885
Fidelity Money Market Central Fund	7,743
Fidelity Tactical Income Central Fund	690,289
Fidelity Telecom Services Central Fund	9,435
Fidelity Utilities Central Fund	17,695
Total	$ 1,236,130
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 1,488,234	$ 45,305	$ 2,671,924	0.3%
Fidelity Consumer Discretionary Central Fund	2,746,341	1,404,468	208,636	4,402,651	0.6%
Fidelity Consumer Staples Central Fund	2,734,564	1,014,257	442,006	3,517,401	0.6%
Fidelity Emerging Markets Debt Central Fund	-	695,505	-	695,952	0.7%
Fidelity Emerging Markets Equity Central Fund	1,893,785	960,286	827,422	2,250,946	0.7%
Fidelity Energy Central Fund	2,808,419	1,038,609	328,333	4,931,168	0.6%
Fidelity Financials Central Fund	4,798,986	2,786,318	583,258	7,405,671	0.6%
Fidelity Floating Rate Central Fund	2,867,577	1,492,476	50,716	4,491,276	0.2%
Fidelity Health Care Central Fund	3,113,727	1,094,823	629,183	4,327,767	0.6%
Fidelity High Income Central Fund 1	3,382,802	1,888,758	760,839	4,636,494	0.8%
Fidelity Industrials Central Fund	2,902,234	1,195,851	260,643	4,613,348	0.6%
Fidelity Information Technology Central Fund	4,037,161	2,104,759	367,339	6,703,817	0.6%
Fidelity International Equity Central Fund	9,145,167	4,624,772	1,035,781	13,750,427	0.7%
Fidelity Materials Central Fund	1,035,671	341,633	80,880	1,598,368	0.6%
Fidelity Tactical Income Central Fund	38,036,299	21,163,241	1,363,370	57,539,315	1.2%
Fidelity Telecom Services Central Fund	753,739	364,228	58,640	1,149,715	0.6%
Fidelity Utilities Central Fund	973,601	362,907	82,577	1,327,618	0.6%
Total	$ 82,169,135	$ 44,021,125	$ 7,124,928	$ 126,013,858
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
United Kingdom	3.2%
Japan	1.6%
Switzerland	1.1%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $131,416,473)		$ 140,281,347
Receivable for investments sold		45,017
Receivable for fund shares sold		332,785
Distributions receivable from Fidelity Central Funds		2,760
Prepaid expenses		110
Other receivables		2,550
Total assets		140,664,569

Liabilities
Payable for investments purchased	$ 267,893
Payable for fund shares redeemed	22,503
Accrued management fee	50,976
Distribution and service plan fees payable	6,784
Other affiliated payables	15,132
Other payables and accrued expenses	14,236
Total liabilities		377,524

Net Assets		$ 140,287,045
Net Assets consist of:
Paid in capital		$ 130,369,710
Undistributed net investment income		466,068
Accumulated undistributed net realized gain (loss) on investments		586,393
Net unrealized appreciation (depreciation) on investments		8,864,874
Net Assets		$ 140,287,045

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,887,182 ÷ 1,009,436 shares)		$ 9.79

Maximum offering price per share (100/94.25 of $9.79)		$ 10.39
Class T: Net Asset Value and redemption price per share ($3,370,823 ÷ 344,655 shares)		$ 9.78

Maximum offering price per share (100/96.50 of $9.78)		$ 10.13
Class B: Net Asset Value and offering price per share ($1,113,233 ÷ 113,806 shares)A		$ 9.78

Class C: Net Asset Value and offering price per share ($3,112,712 ÷ 318,542 shares)A		$ 9.77

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($121,988,217 ÷ 12,458,936 shares)		$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($814,878 ÷ 83,224 shares)		$ 9.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 2
Income from Fidelity Central Funds		1,236,130
Total income		1,236,132

Expenses
Management fee	$ 231,452
Transfer agent fees	58,833
Distribution and service plan fees	36,898
Accounting fees and expenses	23,134
Custodian fees and expenses	2,501
Independent trustees' compensation	188
Registration fees	32,942
Audit	5,424
Legal	228
Miscellaneous	514
Total expenses before reductions	392,114
Expense reductions	(10,348)	381,766
Net investment income (loss)		854,366
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,532,468
Capital gain distributions from Fidelity Central Funds	117
Total net realized gain (loss)		1,532,585
Change in net unrealized appreciation (depreciation) on investment securities		5,416,055
Net gain (loss)		6,948,640
Net increase (decrease) in net assets resulting from operations		$ 7,803,006

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 854,366	$ 1,339,556
Net realized gain (loss)	1,532,585	2,235,833
Change in net unrealized appreciation (depreciation)	5,416,055	2,894,489
Net increase (decrease) in net assets resulting from operations	7,803,006	6,469,878
Distributions to shareholders from net investment income	(820,740)	(1,163,953)
Distributions to shareholders from net realized gain	(2,999,305)	(185,158)
Total distributions	(3,820,045)	(1,349,111)
Share transactions - net increase (decrease)	45,260,939	41,051,049
Total increase (decrease) in net assets	49,243,900	46,171,816

Net Assets
Beginning of period	91,043,145	44,871,329
End of period (including undistributed net investment income of $466,068 and undistributed net investment income of $432,442, respectively)	$ 140,287,045	$ 91,043,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.16	.20	.23
Net realized and unrealized gain (loss)	.63	.70	.34	(1.66)
Total from investment operations	.69	.86	.54	(1.43)
Distributions from net investment income	(.07)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.35)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.79	$ 9.45	$ 8.77	$ 8.42
Total Return B, C, D	7.45%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	.96% A	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	1.00% A
Expenses net of all reductions	.89% A	.89%	.90%	1.00% A
Net investment income (loss)	1.32% A	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,887	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.18	.21
Net realized and unrealized gain (loss)	.63	.70	.35	(1.66)
Total from investment operations	.68	.84	.53	(1.45)
Distributions from net investment income	(.06)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.34)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.78	$ 9.44	$ 8.76	$ 8.41
Total Return B, C, D	7.35%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.20% A	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.14%	1.15%	1.25% A
Net investment income (loss)	1.08% A	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,371	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.14	.16
Net realized and unrealized gain (loss)	.62	.71	.35	(1.66)
Total from investment operations	.65	.80	.49	(1.50)
Distributions from net investment income	(.04)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.31) I	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.78	$ 9.44	$ 8.75	$ 8.40
Total Return B, C, D	7.04%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.77% A
Net investment income (loss)	.58% A	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,113	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.14	.16
Net realized and unrealized gain (loss)	.63	.70	.34	(1.65)
Total from investment operations	.66	.79	.48	(1.49)
Distributions from net investment income	(.04)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.32)	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.77	$ 9.43	$ 8.76	$ 8.41
Total Return B, C, D	7.09%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.72% A	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.76% A
Net investment income (loss)	.57% A	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,113	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.18	.22	.25
Net realized and unrealized gain (loss)	.62	.71	.34	(1.65)
Total from investment operations	.70	.89	.56	(1.40)
Distributions from net investment income	(.08)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.36)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.79	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	7.59%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.62% A	.65%	.65%	.72% A
Expenses net of all reductions	.61% A	.64%	.64%	.72% A
Net investment income (loss)	1.60% A	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,988	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate E	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.18	.22	.25
Net realized and unrealized gain (loss)	.62	.71	.34	(1.65)
Total from investment operations	.70	.89	.56	(1.40)
Distributions from net investment income	(.08)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.36)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.79	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	7.59%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.69% A	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.76% A
Expenses net of all reductions	.64% A	.64%	.65%	.76% A
Net investment income (loss)	1.58% A	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 815	$ 882	$ 931	$ 1,339
Portfolio turnover rate E	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.9
Exxon Mobil Corp.	0.7	0.7
Comerica, Inc.	0.6	0.3
Visa, Inc. Class A	0.6	0.4
General Electric Co.	0.6	0.5
Procter & Gamble Co.	0.5	0.4
Regions Financial Corp.	0.4	0.3
Chevron Corp.	0.4	0.4
The Coca-Cola Co.	0.4	0.4
Google, Inc. Class A	0.4	0.5
	5.4
Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.8	13.2
Fannie Mae	11.5	8.9
Freddie Mac	2.3	1.2
Ginnie Mae	0.6	1.1
JPMorgan Chase Commercial Mortgage Securities Trust	0.3	0.3
	26.5
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures * 51.8%	Stock Class and Equity Futures ** 51.4%
Bond Class 39.7%	Bond Class 42.9%
Short-Term Class 8.5%	Short-Term Class 5.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	12.1
Fidelity Financials Central Fund	6.4
Fidelity Information Technology Central Fund	6.2
Fidelity Energy Central Fund	4.6
Fidelity Industrials Central Fund	4.3
Fidelity Health Care Central Fund	4.1
Fidelity Consumer Discretionary Central Fund	3.8
Fidelity Consumer Staples Central Fund	3.2
Fidelity Commodity Strategy Central Fund	2.1
Fidelity Emerging Markets Equity Central Fund	2.0
Fidelity Materials Central Fund	1.5
Fidelity Utilities Central Fund	1.2
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	52.6
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	34.5
Total Fixed-Income Central Funds	41.6
Money Market Central Funds	5.8
Net Other Assets (Liabilities)	0.0 *
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 21.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	10,570,882	$ 139,535,637
Fidelity Consumer Discretionary Central Fund (b)	1,945,019	255,711,590
Fidelity Consumer Staples Central Fund (b)	1,618,090	217,519,839
Fidelity Emerging Markets Equity Central Fund (b)	592,606	134,663,867
Fidelity Energy Central Fund (b)	2,138,789	311,022,740
Fidelity Financials Central Fund (b)	7,104,554	432,596,308
Fidelity Health Care Central Fund (b)	1,975,950	273,175,048
Fidelity Industrials Central Fund (b)	1,856,357	286,491,651
Fidelity Information Technology Central Fund (b)	2,231,128	413,294,082
Fidelity International Equity Central Fund (b)	11,138,498	815,560,801
Fidelity Materials Central Fund (b)	550,475	99,085,556
Fidelity Telecom Services Central Fund (b)	555,017	71,269,761
Fidelity Utilities Central Fund (b)	801,581	83,236,222
TOTAL EQUITY CENTRAL FUNDS (Cost $3,065,652,996)		3,533,163,102
Fixed-Income Central Funds - 41.6%

High Yield Fixed-Income Funds -7.1%
Fidelity Emerging Markets Debt Central Fund (b)	3,259,096	32,623,553
Fidelity Floating Rate Central Fund (b)	2,128,560	217,325,940
Fidelity High Income Central Fund 1 (b)	2,304,706	228,557,736
TOTAL HIGH YIELD FIXED-INCOME FUNDS		478,507,229

Investment Grade Fixed-Income Funds - 34.5%
Fidelity Tactical Income Central Fund (b)	23,037,871	2,318,531,316
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,697,820,062)		2,797,038,545
Money Market Central Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	157,040,210	$ 157,040,210
Fidelity Money Market Central Fund, .39% (a)	234,569,824	234,569,824
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $391,610,034)		391,610,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,155,083,092)	6,721,811,681
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,328,665)
NET ASSETS - 100%	$ 6,720,483,016
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135,729
Fidelity Consumer Discretionary Central Fund	1,387,256
Fidelity Consumer Staples Central Fund	2,994,940
Fidelity Emerging Markets Debt Central Fund	27,395
Fidelity Emerging Markets Equity Central Fund	434,553
Fidelity Energy Central Fund	1,995,238
Fidelity Financials Central Fund	1,698,780
Fidelity Floating Rate Central Fund	4,592,454
Fidelity Health Care Central Fund	1,104,591
Fidelity High Income Central Fund 1	9,608,992
Fidelity Industrials Central Fund	1,938,069
Fidelity Information Technology Central Fund	548,114
Fidelity International Equity Central Fund	7,019,328
Fidelity Materials Central Fund	562,981
Fidelity Money Market Central Fund	464,588
Fidelity Tactical Income Central Fund	35,037,066
Fidelity Telecom Services Central Fund	758,602
Fidelity Utilities Central Fund	1,303,722
Total	$ 71,612,398
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 64,497,967	$ 7,870,763	$ 139,535,637	15.5%
Fidelity Consumer Discretionary Central Fund	235,359,788	1,878,749	18,414,350	255,711,590	36.7%
Fidelity Consumer Staples Central Fund	228,445,360	3,449,354	30,341,788	217,519,839	35.1%
Fidelity Emerging Markets Debt Central Fund	-	32,640,424	49,484	32,623,553	33.2%
Fidelity Emerging Markets Equity Central Fund	172,366,846	19,443,827	75,121,228	134,663,867	40.9%
Fidelity Energy Central Fund	231,189,162	2,500,448	25,677,059	311,022,740	35.8%
Fidelity Financials Central Fund	390,689,038	16,808,426	11,216,062	432,596,308	36.1%
Fidelity Floating Rate Central Fund	193,642,208	17,259,835	4,723,962	217,325,940	7.4%
Fidelity Health Care Central Fund	267,409,685	1,639,013	52,715,626	273,175,048	37.0%
Fidelity High Income Central Fund 1	257,887,814	10,188,533	47,998,440	228,557,736	41.4%
Fidelity Industrials Central Fund	257,594,118	2,458,783	34,865,848	286,491,651	37.1%
Fidelity Information Technology Central Fund	387,038,121	1,299,178	51,947,617	413,294,082	36.7%
Fidelity International Equity Central Fund	746,878,361	9,496,751	19,183,262	815,560,801	43.3%
Fidelity Materials Central Fund	85,849,120	754,044	10,501,952	99,085,556	37.7%
Fidelity Tactical Income Central Fund	2,319,043,365	73,204,351	54,648,733	2,318,531,316	48.5%
Fidelity Telecom Services Central Fund	66,739,289	897,292	2,912,846	71,269,761	35.6%
Fidelity Utilities Central Fund	84,950,881	1,474,900	8,823,788	83,236,222	36.9%
Total	$ 5,990,325,040	$ 259,891,875	$ 457,012,808	$ 6,330,201,647
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	26.3%
AAA,AA,A	4.8%
BBB	5.0%
BB	2.8%
B	3.6%
CCC,CC,C	0.6%
Not Rated	0.7%
Equities*	52.0%
Short-Term Investments and Net Other Assets	4.2%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.5%
United Kingdom	3.7%
Japan	2.0%
Switzerland	1.5%
France	1.3%
Germany	1.2%
Canada	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $601,103,300 of which $544,429,664 and $56,673,636 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in Fidelity Central Funds (cost $6,155,083,092)		$ 6,721,811,681
Receivable for investments sold		5,641,643
Receivable for fund shares sold		3,208,564
Distributions receivable from Fidelity Central Funds		99,516
Prepaid expenses		7,778
Other receivables		431,901
Total assets		6,731,201,083

Liabilities
Payable for investments purchased	$ 78,925
Payable for fund shares redeemed	6,501,036
Accrued management fee	2,817,105
Transfer agent fee payable	918,889
Distribution and service plan fees payable	39,281
Other affiliated payables	126,625
Other payables and accrued expenses	236,206
Total liabilities		10,718,067

Net Assets		$ 6,720,483,016
Net Assets consist of:
Paid in capital		$ 6,433,371,796
Undistributed net investment income		21,542,363
Accumulated undistributed net realized gain (loss) on investments		(301,159,732)
Net unrealized appreciation (depreciation) on investments		566,728,589
Net Assets		$ 6,720,483,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,525,212 ÷ 3,376,599 shares)		$ 15.85

Maximum offering price per share (100/94.25 of $15.85)		$ 16.82
Class T: Net Asset Value and redemption price per share ($21,167,819 ÷ 1,336,627 shares)		$ 15.84

Maximum offering price per share (100/96.50 of $15.84)		$ 16.41
Class B: Net Asset Value and offering price per share ($4,723,858 ÷ 299,010 shares)A		$ 15.80

Class C: Net Asset Value and offering price per share ($18,373,435 ÷ 1,164,794 shares)A		$ 15.77

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,610,758,013 ÷ 415,703,223 shares)		$ 15.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,934,679 ÷ 751,554 shares)		$ 15.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 2,226
Income from Fidelity Central Funds		71,612,398
Total income		71,614,624

Expenses
Management fee	$ 16,822,761
Transfer agent fees	5,530,931
Distribution and service plan fees	217,895
Accounting fees and expenses	716,757
Custodian fees and expenses	2,501
Independent trustees' compensation	12,671
Appreciation in deferred trustee compensation account	907
Registration fees	70,946
Audit	7,980
Legal	21,948
Miscellaneous	35,440
Total expenses before reductions	23,440,737
Expense reductions	(435,446)	23,005,291
Net investment income (loss)		48,609,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	131,001,919
Futures contracts	6,583,459
Capital gain distributions from Fidelity Central Funds	7,025
Total net realized gain (loss)		137,592,403
Change in net unrealized appreciation (depreciation) on: Investment securities	410,499,230
Futures contracts	(2,885,667)
Total change in net unrealized appreciation (depreciation)		407,613,563
Net gain (loss)		545,205,966
Net increase (decrease) in net assets resulting from operations		$ 593,815,299

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,609,333	$ 116,916,038
Net realized gain (loss)	137,592,403	94,639,028
Change in net unrealized appreciation (depreciation)	407,613,563	422,670,536
Net increase (decrease) in net assets resulting from operations	593,815,299	634,225,602
Distributions to shareholders from net investment income	(56,245,539)	(118,842,592)
Distributions to shareholders from net realized gain	(10,387,743)	-
Total distributions	(66,633,282)	(118,842,592)
Share transactions - net increase (decrease)	(201,501,877)	(179,994,284)
Total increase (decrease) in net assets	325,680,140	335,388,726

Net Assets
Beginning of period	6,394,802,876	6,059,414,150
End of period (including undistributed net investment income of $21,542,363 and undistributed net investment income of $29,178,569, respectively)	$ 6,720,483,016	$ 6,394,802,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.64	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.09	.23	.30	.36	.43
Net realized and unrealized gain (loss)	1.25	1.17	.60	(2.96)	1.45
Total from investment operations	1.34	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.11)	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.13)	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 15.85	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	9.22%	10.52%	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.01% A	.98%	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.01% A	.98%	1.02%	.99%	1.01% A
Expenses net of all reductions	1.00% A	.96%	1.01%	.98%	1.00% A
Net investment income (loss)	1.16% A	1.62%	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,525	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.63	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.07	.19	.27	.33	.39
Net realized and unrealized gain (loss)	1.26	1.17	.60	(2.96)	1.46
Total from investment operations	1.33	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.10)	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.12)	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 15.84	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	9.13%	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.23% A	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.21% A	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	.95% A	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,168	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.59	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.03	.11	.21	.24	.30
Net realized and unrealized gain (loss)	1.26	1.17	.60	(2.96)	1.46
Total from investment operations	1.29	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.05)	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.08) I	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 15.80	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	8.84%	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.76% A	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.76% A	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.75% A	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.41% A	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,724	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.051 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.57	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.03	.12	.21	.25	.31
Net realized and unrealized gain (loss)	1.25	1.17	.59	(2.95)	1.45
Total from investment operations	1.28	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.06)	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.08)	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 15.77	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	8.83%	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.73% A	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.72% A	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.44% A	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,373	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Income from Investment Operations
Net investment income (loss) D	.11	.26	.33	.41	.49	.45
Net realized and unrealized gain (loss)	1.26	1.18	.60	(2.97)	1.41	.73
Total from investment operations	1.37	1.44	.93	(2.56)	1.90	1.18
Distributions from net investment income	(.13)	(.27)	(.38)	(.47)	(.50)	(.45)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)	(.41)
Total distributions	(.15)	(.27)	(.39)	(1.57)	(1.40)	(.86)
Net asset value, end of period	$ 15.90	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Total Return B, C	9.43%	10.79%	7.78%	(16.34)%	12.02%	7.50%
Ratios to Average Net Assets F
Expenses before reductions	.70% A	.71%	.77%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70% A	.71%	.77%	.71%	.71%	.72%
Expenses net of all reductions	.69% A	.70%	.77%	.70%	.70%	.71%
Net investment income (loss)	1.47% A	1.89%	2.85%	2.74%	2.93%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,610,758	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214
Portfolio turnover rate E	8% A	19%	15%	8%	12%	65% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 F
Net asset value, beginning of period	$ 14.67	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.11	.26	.34	.42	.48
Net realized and unrealized gain (loss)	1.26	1.19	.59	(2.98)	1.46
Total from investment operations	1.37	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.13)	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.16) H	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 15.88	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	9.37%	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.73% A	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.72% A	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.44% A	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,935	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	1.0
Comerica, Inc.	0.8	0.3
Exxon Mobil Corp.	0.8	0.8
Visa, Inc. Class A	0.8	0.5
General Electric Co.	0.6	0.6
Procter & Gamble Co.	0.6	0.5
Regions Financial Corp.	0.5	0.4
Chevron Corp.	0.5	0.5
The Coca-Cola Co.	0.5	0.5
Citigroup, Inc.	0.5	0.4
	6.5
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 60.8%	Stock Class and Equity Futures** 61.0%
Bond Class 35.4%	Bond Class 37.4%
Short-Term Class 3.8%	Short-Term Class 1.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	14.8
Fidelity Financials Central Fund	7.9
Fidelity Information Technology Central Fund	7.1
Fidelity Energy Central Fund	5.2
Fidelity Industrials Central Fund	4.9
Fidelity Consumer Discretionary Central Fund	4.7
Fidelity Health Care Central Fund	4.6
Fidelity Consumer Staples Central Fund	3.8
Fidelity Emerging Markets Equity Central Fund	2.4
Fidelity Commodity Strategy Central Fund	2.1
Fidelity Materials Central Fund	1.7
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.2
Total Equity Central Funds	61.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	30.0
Total Fixed-Income Central Funds	37.0
Money Market Central Funds	1.2
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 24.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	412,052	$ 5,439,090
Fidelity Consumer Discretionary Central Fund (b)	92,190	12,120,158
Fidelity Consumer Staples Central Fund (b)	72,242	9,711,473
Fidelity Emerging Markets Equity Central Fund (b)	27,354	6,215,959
Fidelity Energy Central Fund (b)	93,318	13,570,313
Fidelity Financials Central Fund (b)	334,716	20,380,859
Fidelity Health Care Central Fund (b)	85,983	11,887,098
Fidelity Industrials Central Fund (b)	82,393	12,715,758
Fidelity Information Technology Central Fund (b)	99,679	18,464,584
Fidelity International Equity Central Fund (b)	523,443	38,326,517
Fidelity Materials Central Fund (b)	24,448	4,400,622
Fidelity Telecom Services Central Fund (b)	24,586	3,157,106
Fidelity Utilities Central Fund (b)	35,144	3,649,331
TOTAL EQUITY CENTRAL FUNDS (Cost $140,994,964)		160,038,868
Fixed-Income Central Funds - 37.0%

High Yield Fixed-Income Funds - 7.0%
Fidelity Emerging Markets Debt Central Fund (b)	129,054	1,291,831
Fidelity Floating Rate Central Fund (b)	81,162	8,286,617
Fidelity High Income Central Fund 1 (b)	86,172	8,545,687
TOTAL HIGH YIELD FIXED-INCOME FUNDS		18,124,135
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Tactical Income Central Fund (b)	771,938	77,687,888
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $93,220,092)		95,812,023
Money Market Central Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a) (Cost $3,075,049)	3,075,049	$ 3,075,049
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $237,290,105)	258,925,940
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,330)
NET ASSETS - 100%	$ 258,920,610
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,471
Fidelity Consumer Discretionary Central Fund	47,491
Fidelity Consumer Staples Central Fund	110,526
Fidelity Emerging Markets Debt Central Fund	1,035
Fidelity Emerging Markets Equity Central Fund	12,746
Fidelity Energy Central Fund	71,313
Fidelity Financials Central Fund	53,071
Fidelity Floating Rate Central Fund	132,026
Fidelity Health Care Central Fund	34,745
Fidelity High Income Central Fund 1	253,679
Fidelity Industrials Central Fund	67,374
Fidelity Information Technology Central Fund	17,302
Fidelity International Equity Central Fund	265,562
Fidelity Materials Central Fund	19,126
Fidelity Tactical Income Central Fund	856,634
Fidelity Telecom Services Central Fund	22,219
Fidelity Utilities Central Fund	45,621
Total	$ 2,012,941
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 3,788,037	$ 48,402	$ 5,439,090	0.6%
Fidelity Consumer Discretionary Central Fund	5,756,305	5,446,480	149,743	12,120,158	1.7%
Fidelity Consumer Staples Central Fund	5,811,550	3,556,357	141,613	9,711,473	1.6%
Fidelity Emerging Markets Debt Central Fund	-	1,291,054	-	1,291,831	1.3%
Fidelity Emerging Markets Equity Central Fund	4,128,180	3,797,168	2,220,068	6,215,959	1.9%
Fidelity Energy Central Fund	5,915,090	4,340,652	154,678	13,570,313	1.6%
Fidelity Financials Central Fund	10,671,039	9,325,886	596,945	20,380,859	1.7%
Fidelity Floating Rate Central Fund	4,167,636	3,854,754	31,264	8,286,617	0.3%
Fidelity Health Care Central Fund	6,551,401	3,714,302	252,050	11,887,098	1.6%
Fidelity High Income Central Fund 1	4,893,382	4,686,361	1,238,690	8,545,687	1.5%
Fidelity Industrials Central Fund	6,164,332	4,826,089	159,642	12,715,758	1.6%
Fidelity Information Technology Central Fund	8,716,166	7,783,626	292,218	18,464,584	1.6%
Fidelity International Equity Central Fund	19,858,213	16,681,500	675,622	38,326,517	2.0%
Fidelity Materials Central Fund	2,114,208	1,646,391	58,280	4,400,622	1.7%
Fidelity Tactical Income Central Fund	40,787,960	37,884,986	695,544	77,687,888	1.6%
Fidelity Telecom Services Central Fund	1,538,035	1,438,146	41,468	3,157,106	1.6%
Fidelity Utilities Central Fund	2,134,412	1,384,608	53,290	3,649,331	1.6%
Total	$ 130,417,603	$ 115,446,397	$ 6,809,517	$ 255,850,891
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	22.8%
AAA,AA,A	4.0%
BBB	4.4%
BB	2.9%
B	3.6%
CCC,CC,C	0.4%
Not Rated	0.7%
Equities*	60.8%
Short-Term Investments and Net Other Assets	0.4%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.3%
United Kingdom	4.4%
Japan	2.4%
Switzerland	1.7%
France	1.6%
Germany	1.4%
Canada	1.3%
Brazil	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $237,290,105)		$ 258,925,940
Cash		987
Receivable for investments sold		109,772
Receivable for fund shares sold		1,547,909
Distributions receivable from Fidelity Central Funds		488
Prepaid expenses		152
Other receivables		6,030
Total assets		260,591,278

Liabilities
Payable for investments purchased	$ 1,358,864
Payable for fund shares redeemed	125,907
Accrued management fee	114,256
Distribution and service plan fees payable	16,021
Other affiliated payables	41,385
Other payables and accrued expenses	14,235
Total liabilities		1,670,668

Net Assets		$ 258,920,610
Net Assets consist of:
Paid in capital		$ 236,988,318
Undistributed net investment income		685,850
Accumulated undistributed net realized gain (loss) on investments		(389,393)
Net unrealized appreciation (depreciation) on investments		21,635,835
Net Assets		$ 258,920,610

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,627,250 ÷ 3,225,753 shares)		$ 9.80

Maximum offering price per share (100/94.25 of $9.80)		$ 10.40
Class T: Net Asset Value and redemption price per share ($7,060,866 ÷ 722,213 shares)		$ 9.78

Maximum offering price per share (100/96.50 of $9.78)		$ 10.13
Class B: Net Asset Value and offering price per share ($2,192,737 ÷ 224,434 shares)A		$ 9.77

Class C: Net Asset Value and offering price per share ($6,316,015 ÷ 648,035 shares)A		$ 9.75

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($205,286,343 ÷ 20,872,732 shares)		$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,437,399 ÷ 654,776 shares)		$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 20
Income from Fidelity Central Funds		2,012,941
Total income		2,012,961

Expenses
Management fee	$ 528,435
Transfer agent fees	160,827
Distribution and service plan fees	89,282
Accounting fees and expenses	46,674
Custodian fees and expenses	2,501
Independent trustees' compensation	305
Registration fees	41,962
Audit	5,423
Legal	340
Miscellaneous	783
Total expenses before reductions	876,532
Expense reductions	(20,849)	855,683
Net investment income (loss)		1,157,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,861,167
Futures contracts	22,093
Total net realized gain (loss)		1,883,260
Change in net unrealized appreciation (depreciation) on: Investment securities	14,935,239
Futures contracts	1,668
Total change in net unrealized appreciation (depreciation)		14,936,907
Net gain (loss)		16,820,167
Net increase (decrease) in net assets resulting from operations		$ 17,977,445

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,157,278	$ 1,632,043
Net realized gain (loss)	1,883,260	3,650,863
Change in net unrealized appreciation (depreciation)	14,936,907	4,613,011
Net increase (decrease) in net assets resulting from operations	17,977,445	9,895,917
Distributions to shareholders from net investment income	(1,801,117)	(928,570)
Distributions to shareholders from net realized gain	(4,681,894)	(200,877)
Total distributions	(6,483,011)	(1,129,447)
Share transactions - net increase (decrease)	115,569,803	57,616,057
Total increase (decrease) in net assets	127,064,237	66,382,527

Net Assets
Beginning of period	131,856,373	65,473,846
End of period (including undistributed net investment income of $685,850 and undistributed net investment income of $1,329,689, respectively)	$ 258,920,610	$ 131,856,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15	.17
Net realized and unrealized gain (loss)	.92	.76	.41	(2.18)
Total from investment operations	.97	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.36) I	(.11)	(.10)	(.04)
Net asset value, end of period	$ 9.80	$ 9.19	$ 8.41	$ 7.95
Total Return B, C, D	10.69%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.13% A	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.09% A	1.08%	1.09%	1.16% A
Net investment income (loss)	1.03% A	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,627	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.13	.15
Net realized and unrealized gain (loss)	.92	.76	.42	(2.19)
Total from investment operations	.96	.86	.55	(2.04)
Distributions from net investment income	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 9.78	$ 9.15	$ 8.38	$ 7.93
Total Return B, C, D	10.65%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.34% A	1.33%	1.34%	1.42% A
Net investment income (loss)	.78% A	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,061	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.06	.10	.11
Net realized and unrealized gain (loss)	.92	.75	.42	(2.19)
Total from investment operations	.93	.81	.52	(2.08)
Distributions from net investment income	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 9.77	$ 9.12	$ 8.37	$ 7.90
Total Return B, C, D	10.38%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.96% A	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.84% A	1.83%	1.84%	1.92% A
Net investment income (loss)	.28% A	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,193	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.06	.10	.11
Net realized and unrealized gain (loss)	.93	.74	.42	(2.19)
Total from investment operations	.94	.80	.52	(2.08)
Distributions from net investment income	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 9.75	$ 9.10	$ 8.37	$ 7.90
Total Return B, C, D	10.44%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.90% A	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.84% A	1.83%	1.84%	1.91% A
Net investment income (loss)	.28% A	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,316	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.17	.19
Net realized and unrealized gain (loss)	.93	.76	.42	(2.18)
Total from investment operations	.99	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.84	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.93%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.81% A	.85%	.85%	.89% A
Expenses net of all reductions	.80% A	.83%	.84%	.89% A
Net investment income (loss)	1.32% A	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,286	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate E	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.17	.20
Net realized and unrealized gain (loss)	.92	.76	.42	(2.19)
Total from investment operations	.98	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.83	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.86%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.94% A
Expenses net of all reductions	.84% A	.83%	.84%	.93% A
Net investment income (loss)	1.28% A	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,437	$ 3,228	$ 844	$ 792
Portfolio turnover rate E	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.3
Exxon Mobil Corp.	0.9	0.9
Comerica, Inc.	0.9	0.4
Visa, Inc. Class A	0.8	0.6
General Electric Co.	0.8	0.7
Procter & Gamble Co.	0.7	0.6
Regions Financial Corp.	0.6	0.4
Chevron Corp.	0.6	0.5
The Coca-Cola Co.	0.5	0.6
Citigroup, Inc.	0.5	0.4
	7.4
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 71.3%	Stock Class and Equity Futures** 71.5%
Bond Class 25.2%	Bond Class 26.7%
Short-Term Class 3.5%	Short-Term Class 1.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	17.2
Fidelity Financials Central Fund	8.9
Fidelity Information Technology Central Fund	8.4
Fidelity Energy Central Fund	6.4
Fidelity Industrials Central Fund	5.8
Fidelity Health Care Central Fund	5.4
Fidelity Consumer Discretionary Central Fund	5.3
Fidelity Consumer Staples Central Fund	4.4
Fidelity Emerging Markets Equity Central Fund	2.9
Fidelity Commodity Strategy Central Fund	2.3
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.7
Fidelity Telecom Services Central Fund	1.5
Total Equity Central Funds	72.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	19.3
Total Fixed-Income Central Funds	26.4
Money Market Central Funds	1.4
U.S. Treasury Obligations	0.0*
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 28.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 72.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	4,665,141	$ 61,579,866
Fidelity Consumer Discretionary Central Fund (c)	1,096,222	144,120,255
Fidelity Consumer Staples Central Fund (c)	887,511	119,308,049
Fidelity Emerging Markets Equity Central Fund (c)	347,277	78,915,120
Fidelity Energy Central Fund (c)	1,190,592	173,135,825
Fidelity Financials Central Fund (c)	3,978,718	242,264,143
Fidelity Health Care Central Fund (c)	1,064,588	147,179,346
Fidelity Industrials Central Fund (c)	1,017,284	156,997,380
Fidelity Information Technology Central Fund (c)	1,224,813	226,884,443
Fidelity International Equity Central Fund (c)	6,361,542	465,792,078
Fidelity Materials Central Fund (c)	308,170	55,470,636
Fidelity Telecom Services Central Fund (c)	306,693	39,382,484
Fidelity Utilities Central Fund (c)	455,712	47,321,094
TOTAL EQUITY CENTRAL FUNDS (Cost $1,809,601,912)		1,958,350,719
Fixed-Income Central Funds - 26.4%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (c)	1,351,292	13,526,430
Fidelity Floating Rate Central Fund (c)	847,329	86,512,323
Fidelity High Income Central Fund 1 (c)	923,058	91,539,705
TOTAL HIGH YIELD FIXED-INCOME FUNDS		191,578,458
Investment Grade Fixed-Income Funds - 19.3%
Fidelity Tactical Income Central Fund (c)	5,219,155	525,255,758
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $693,927,446)		716,834,216
Money Market Central Funds - 1.4%

Fidelity Cash Central Fund, 0.16% (a)	38,647,440	38,647,440
Fidelity Money Market Central Fund, .39% (a)	56,252	56,252
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $38,703,692)		38,703,692
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/14/11 (b) (Cost $849,990)	$ 850,000	$ 849,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,543,083,040)	2,714,738,615
NET OTHER ASSETS (LIABILITIES) - 0.0%	(601,006)
NET ASSETS - 100%	$ 2,714,137,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
96 CME E-mini MSCI EAFE Index Contracts	June 2011	$ 8,097,600	$ (40,877)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $849,988.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,262
Fidelity Consumer Discretionary Central Fund	792,416
Fidelity Consumer Staples Central Fund	1,658,607
Fidelity Emerging Markets Debt Central Fund	11,348
Fidelity Emerging Markets Equity Central Fund	242,007
Fidelity Energy Central Fund	1,124,906
Fidelity Financials Central Fund	958,452
Fidelity Floating Rate Central Fund	1,857,667
Fidelity Health Care Central Fund	624,341
Fidelity High Income Central Fund 1	3,781,420
Fidelity Industrials Central Fund	1,084,065
Fidelity Information Technology Central Fund	303,743
Fidelity International Equity Central Fund	3,917,323
Fidelity Materials Central Fund	319,093
Fidelity Money Market Central Fund	111
Fidelity Tactical Income Central Fund	7,961,610
Fidelity Telecom Services Central Fund	432,025
Fidelity Utilities Central Fund	743,653
Total	$ 25,853,049
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 33,962,652	$ 5,074,767	$ 61,579,866	6.8%
Fidelity Consumer Discretionary Central Fund	136,069,986	1,356,736	14,381,353	144,120,255	20.7%
Fidelity Consumer Staples Central Fund	127,570,864	2,208,474	19,180,820	119,308,049	19.3%
Fidelity Emerging Markets Debt Central Fund	-	13,523,266	10,297	13,526,430	13.8%
Fidelity Emerging Markets Equity Central Fund	97,790,561	12,423,294	41,331,134	78,915,120	24.0%
Fidelity Energy Central Fund	128,969,183	2,267,487	15,996,699	173,135,825	19.9%
Fidelity Financials Central Fund	220,799,745	12,793,522	12,028,631	242,264,143	20.2%
Fidelity Floating Rate Central Fund	77,935,224	7,824,150	3,737,362	86,512,323	2.9%
Fidelity Health Care Central Fund	156,854,066	1,276,435	43,328,167	147,179,346	19.9%
Fidelity High Income Central Fund 1	101,665,775	4,642,997	18,096,026	91,539,705	16.6%
Fidelity Industrials Central Fund	146,394,662	1,722,299	25,593,449	156,997,380	20.3%
Fidelity Information Technology Central Fund	221,911,599	1,177,670	39,944,374	226,884,443	20.2%
Fidelity International Equity Central Fund	416,002,632	21,132,577	14,517,913	465,792,078	24.7%
Fidelity Materials Central Fund	49,299,265	552,941	7,514,521	55,470,636	21.1%
Fidelity Tactical Income Central Fund	522,594,935	40,452,920	33,785,786	525,255,758	11.0%
Fidelity Telecom Services Central Fund	38,131,375	1,589,569	3,990,383	39,382,484	19.7%
Fidelity Utilities Central Fund	48,555,300	936,484	5,383,586	47,321,094	21.0%
Total	$ 2,515,960,602	$ 159,843,473	$ 303,895,268	$ 2,675,184,935
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,958,350,719	$ 1,958,350,719	$ -	$ -
Fixed-Income Central Funds	716,834,216	716,834,216	-	-
Money Market Central Funds	38,703,692	38,703,692	-	-
U.S. Treasury Obligations	849,988	-	849,988	-
Total Investments in Securities:	$ 2,714,738,615	$ 2,713,888,627	$ 849,988	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (40,877)	$ (40,877)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (40,877)
Total Value of Derivatives	$ -	$ (40,877)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	14.8%
AAA,AA,A	2.9%
BBB	2.6%
BB	2.7%
B	3.6%
CCC,CC,C	0.4%
Not Rated	0.7%
Equities*	71.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.5%
United Kingdom	4.7%
Japan	2.8%
Switzerland	1.9%
France	1.9%
Germany	1.6%
Brazil	1.3%
Canada	1.3%
Netherlands	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.0%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $488,478,911 of which $82,190,858, $17,772,552, $308,410,806 and $80,104,695 will expire in fiscal 2011, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $849,990)	$ 849,988
Fidelity Central Funds (cost $2,542,233,050)	2,713,888,627
Total Investments (cost $2,543,083,040)		$ 2,714,738,615
Receivable for investments sold		1,193,934
Receivable for fund shares sold		2,641,590
Distributions receivable from Fidelity Central Funds		6,032
Prepaid expenses		3,109
Other receivables		185,459
Total assets		2,718,768,739

Liabilities
Payable for investments purchased	$ 557,591
Payable for fund shares redeemed	2,106,973
Accrued management fee	1,259,375
Transfer agent fee payable	407,340
Distribution and service plan fees payable	89,532
Payable for daily variation on futures contracts	40,800
Other affiliated payables	87,170
Other payables and accrued expenses	82,349
Total liabilities		4,631,130

Net Assets		$ 2,714,137,609
Net Assets consist of:
Paid in capital		$ 2,733,631,989
Undistributed net investment income		6,188,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,297,759)
Net unrealized appreciation (depreciation) on investments		171,614,698
Net Assets		$ 2,714,137,609

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,850,627 ÷ 7,484,900 shares)		$ 16.95

Maximum offering price per share (100/94.25 of $16.95)		$ 17.98
Class T: Net Asset Value and redemption price per share ($47,984,381 ÷ 2,832,709 shares)		$ 16.94

Maximum offering price per share (100/96.50 of $16.94)		$ 17.55
Class B: Net Asset Value and offering price per share ($13,223,880 ÷ 780,381 shares)A		$ 16.95

Class C: Net Asset Value and offering price per share ($39,383,057 ÷ 2,330,696 shares)A		$ 16.90

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,458,126,064 ÷ 144,812,218 shares)		$ 16.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,569,600 ÷ 1,682,076 shares)		$ 16.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 984
Income from Fidelity Central Funds		25,853,049
Total income		25,854,033

Expenses
Management fee	$ 7,511,636
Transfer agent fees	2,458,864
Distribution and service plan fees	522,853
Accounting fees and expenses	510,693
Custodian fees and expenses	3,216
Independent trustees' compensation	5,082
Appreciation in deferred trustee compensation account	222
Registration fees	58,593
Audit	8,628
Legal	9,863
Miscellaneous	14,394
Total expenses before reductions	11,104,044
Expense reductions	(240,362)	10,863,682
Net investment income (loss)		14,990,351
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68
Fidelity Central Funds	73,915,919
Foreign currency transactions	266
Futures contracts	3,388,407
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		77,304,662
Change in net unrealized appreciation (depreciation) on: Investment securities	231,477,945
Assets and liabilities in foreign currencies	(53)
Futures contracts	(1,726,902)
Total change in net unrealized appreciation (depreciation)		229,750,990
Net gain (loss)		307,055,652
Net increase (decrease) in net assets resulting from operations		$ 322,046,003

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,990,351	$ 35,677,496
Net realized gain (loss)	77,304,662	22,442,220
Change in net unrealized appreciation (depreciation)	229,750,990	206,059,087
Net increase (decrease) in net assets resulting from operations	322,046,003	264,178,803
Distributions to shareholders from net investment income	(36,469,146)	(38,479,238)
Distributions to shareholders from net realized gain	(4,972,014)	(1,558,563)
Total distributions	(41,441,160)	(40,037,801)
Share transactions - net increase (decrease)	(156,270,667)	(67,975,317)
Total increase (decrease) in net assets	124,334,176	156,165,685

Net Assets
Beginning of period	2,589,803,433	2,433,637,748
End of period (including undistributed net investment income of $6,188,681 and undistributed net investment income of $27,667,476, respectively)	$ 2,714,137,609	$ 2,589,803,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.17	.22	-J
Net realized and unrealized gain (loss)	1.85	1.33	.40	(.52)
Total from investment operations	1.92	1.50	.62	(.52)
Distributions from net investment income	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 16.95	$ 15.24	$ 13.94	$ 13.62
Total Return B, C, D	12.68%	10.87%	5.28%	(3.68)%
Ratios to Average Net AssetsH
Expenses before reductions	1.09% A	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.09% A	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07% A	1.10%	1.18%	1.24% A
Net investment income (loss)	.85% A	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,851	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate F	12% A	21%	13%	14%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.05	.13	.19	- J
Net realized and unrealized gain (loss)	1.85	1.33	.39	(.52)
Total from investment operations	1.90	1.46	.58	(.52)
Distributions from net investment income	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.16) K	(.29)	-
Net asset value, end of period	$ 16.94	$ 15.21	$ 13.91	$ 13.62
Total Return B, C, D	12.52%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35% A	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.33% A	1.36%	1.43%	1.49% A
Net investment income (loss)	.59% A	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,984	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate F	12% A	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- J	.05	.13	- J
Net realized and unrealized gain (loss)	1.85	1.33	.39	(.52)
Total from investment operations	1.85	1.38	.52	(.52)
Distributions from net investment income	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 16.95	$ 15.15	$ 13.86	$ 13.62
Total Return B, C, D	12.25%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.90% A	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90% A	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89% A	1.90%	1.94%	1.99% A
Net investment income (loss)	.03% A	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,224	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate F	12% A	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.06	.13	- J
Net realized and unrealized gain (loss)	1.84	1.33	.39	(.52)
Total from investment operations	1.85	1.39	.52	(.52)
Distributions from net investment income	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 16.90	$ 15.13	$ 13.86	$ 13.62
Total Return B, C, D	12.28%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.83% A	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83% A	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81% A	1.82%	1.91%	1.99% A
Net investment income (loss)	.11% A	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,383	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate F	12% A	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Income from Investment Operations
Net investment income (loss) D	.09	.21	.25	.33	.38	.34
Net realized and unrealized gain (loss)	1.86	1.34	.41	(4.06)	1.97	.84
Total from investment operations	1.95	1.55	.66	(3.73)	2.35	1.18
Distributions from net investment income	(.23)	(.23)	(.31)	(.41)	(.39)	(.29)
Distributions from net realized gain	(.03)	(.01)	-	(.02)	-	(.01)
Total distributions	(.26)	(.24)	(.31)	(.43)	(.39)	(.30)
Net asset value, end of period	$ 16.97	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Total Return B, C	12.83%	11.21%	5.59%	(21.46)%	15.07%	7.98%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.80%	.88%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.78% A	.80%	.88%	.79%	.80%	.81%
Expenses net of all reductions	.76% A	.78%	.86%	.78%	.78%	.79%
Net investment income (loss)	1.16% A	1.47%	2.20%	2.07%	2.26%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,458,126	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093	$ 3,137,094
Portfolio turnover rate E	12% A	21%	13%	14% G	14%	82% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.09	.21	.25	- I
Net realized and unrealized gain (loss)	1.85	1.33	.41	(.52)
Total from investment operations	1.94	1.54	.66	(.52)
Distributions from net investment income	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 16.98	$ 15.29	$ 13.97	$ 13.62
Total Return B, C	12.80%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.82% A	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.82% A	.84%	.90%	1.00% A
Expenses net of all reductions	.80% A	.82%	.89%	.99% A
Net investment income (loss)	1.12% A	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,570	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate E	12% A	21%	13%	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.6
Exxon Mobil Corp.	1.1	1.2
Comerica, Inc.	1.1	0.5
Visa, Inc. Class A	1.0	0.8
General Electric Co.	0.9	0.9
Procter & Gamble Co.	0.9	0.8
Chevron Corp.	0.7	0.7
Regions Financial Corp.	0.7	0.6
The Coca-Cola Co.	0.7	0.7
Citigroup, Inc.	0.6	0.6
	9.0
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 85.5%	Stock Class and Equity Futures** 86.1%
Bond Class 12.3%	Bond Class 12.9%
Short-Term Class 2.2%	Short-Term Class 1.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.4%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	20.2
Fidelity Financials Central Fund	10.8
Fidelity Information Technology Central Fund	10.0
Fidelity Energy Central Fund	7.8
Fidelity Industrials Central Fund	7.2
Fidelity Health Care Central Fund	6.7
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	5.4
Fidelity Emerging Markets Equity Central Fund	3.5
Fidelity Materials Central Fund	2.5
Fidelity Commodity Strategy Central Fund	2.4
Fidelity Utilities Central Fund	2.1
Fidelity Telecom Services Central Fund	1.7
Total Equity Central Funds	86.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.4
Investment Grade Fixed-Income Funds	7.5
Total Fixed-Income Central Funds	12.9
Money Market Central Funds	0.4
U.S. Treasury Obligations	0.0*
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 33.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,405,906	$ 18,557,959
Fidelity Consumer Discretionary Central Fund (c)	377,565	49,638,424
Fidelity Consumer Staples Central Fund (c)	310,929	41,798,153
Fidelity Emerging Markets Equity Central Fund (c)	119,533	27,162,638
Fidelity Energy Central Fund (c)	416,076	60,505,757
Fidelity Financials Central Fund (c)	1,373,193	83,613,738
Fidelity Health Care Central Fund (c)	377,635	52,208,085
Fidelity Industrials Central Fund (c)	361,104	55,729,152
Fidelity Information Technology Central Fund (c)	421,063	77,997,681
Fidelity International Equity Central Fund (c)	2,143,097	156,917,537
Fidelity Materials Central Fund (c)	107,239	19,303,032
Fidelity Telecom Services Central Fund (c)	104,789	13,455,996
Fidelity Utilities Central Fund (c)	156,281	16,228,267
TOTAL EQUITY CENTRAL FUNDS (Cost $606,014,387)		673,116,419
Fixed-Income Central Funds - 12.9%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	371,364	3,717,358
Fidelity High Income Central Fund 1 (c)	385,077	38,188,098
TOTAL HIGH YIELD FIXED-INCOME FUNDS		41,905,456
Investment Grade Fixed-Income Funds - 7.5%
Fidelity Tactical Income Central Fund (c)	578,173	58,187,288
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $94,330,643)		100,092,744
Money Market Central Funds - 0.4%

Fidelity Cash Central Fund, 0.16% (a) (Cost $2,925,184)	2,925,184	2,925,184
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/14/11 (b) (Cost $249,997)	$ 250,000	$ 249,996
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $703,520,211)	776,384,343
NET OTHER ASSETS (LIABILITIES) - 0.0%	(220,339)
NET ASSETS - 100%	$ 776,164,004
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini MSCI EAFE Index Contracts	June 2011	$ 2,277,450	$ (11,497)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,996.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,562
Fidelity Consumer Discretionary Central Fund	255,425
Fidelity Consumer Staples Central Fund	556,658
Fidelity Emerging Markets Debt Central Fund	3,114
Fidelity Emerging Markets Equity Central Fund	76,230
Fidelity Energy Central Fund	381,983
Fidelity Financials Central Fund	314,580
Fidelity Health Care Central Fund	199,568
Fidelity High Income Central Fund 1	1,491,194
Fidelity Industrials Central Fund	354,895
Fidelity Information Technology Central Fund	101,906
Fidelity International Equity Central Fund	1,309,910
Fidelity Materials Central Fund	107,063
Fidelity Tactical Income Central Fund	789,101
Fidelity Telecom Services Central Fund	139,770
Fidelity Utilities Central Fund	240,355
Total	$ 6,325,314
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 11,333,975	$ 907,717	$ 18,557,959	2.1%
Fidelity Consumer Discretionary Central Fund	41,517,985	2,805,891	1,264,952	49,638,424	7.1%
Fidelity Consumer Staples Central Fund	41,570,091	1,468,475	4,101,130	41,798,153	6.8%
Fidelity Emerging Markets Debt Central Fund	-	3,717,062	3,346	3,717,358	3.8%
Fidelity Emerging Markets Equity Central Fund	31,592,728	2,635,960	10,292,481	27,162,638	8.3%
Fidelity Energy Central Fund	42,371,501	1,500,791	2,884,919	60,505,757	7.0%
Fidelity Financials Central Fund	73,413,516	6,102,144	2,645,052	83,613,738	7.0%
Fidelity Health Care Central Fund	47,129,056	1,312,162	6,649,894	52,208,085	7.1%
Fidelity High Income Central Fund 1	38,851,929	3,119,367	5,088,582	38,188,098	6.9%
Fidelity Industrials Central Fund	43,949,561	2,376,794	1,543,825	55,729,152	7.2%
Fidelity Information Technology Central Fund	68,558,855	3,840,199	8,339,342	77,997,681	6.9%
Fidelity International Equity Central Fund	138,200,607	11,250,253	6,696,503	156,917,537	8.3%
Fidelity Materials Central Fund	15,474,447	1,008,142	1,516,485	19,303,032	7.3%
Fidelity Tactical Income Central Fund	49,220,508	14,160,928	4,874,441	58,187,288	1.2%
Fidelity Telecom Services Central Fund	12,146,834	432,558	339,995	13,455,996	6.7%
Fidelity Utilities Central Fund	14,855,826	794,307	453,128	16,228,267	7.2%
Total	$ 664,953,667	$ 67,859,008	$ 57,601,792	$ 773,209,163
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 673,116,419	$ 673,116,419	$ -	$ -
Fixed-Income Central Funds	100,092,744	100,092,744	-	-
Money Market Central Funds	2,925,184	2,925,184	-	-
U.S. Treasury Obligations	249,996	-	249,996	-
Total Investments in Securities:	$ 776,384,343	$ 776,134,347	$ 249,996	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (11,497)	$ (11,497)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (11,497)
Total Value of Derivatives	$ -	$ (11,497)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	5.7%
AAA,AA,A	0.9%
BBB	1.1%
BB	2.0%
B	3.0%
CCC,CC,C	0.4%
Not Rated	0.1%
Equities*	85.5%
Short-Term Investments and Net Other Assets	1.3%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.9%
United Kingdom	5.3%
Japan	3.3%
Switzerland	2.3%
France	2.3%
Germany	1.8%
Brazil	1.4%
Canada	1.4%
Bermuda	1.2%
Australia	1.2%
Cayman Islands	1.1%
Netherlands	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $116,484,972 of which $35,442,899 and $81,042,073 will expire in fiscal 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $249,997)	$ 249,996
Fidelity Central Funds (cost $703,270,214)	776,134,347
Total Investments (cost $703,520,211)		$ 776,384,343
Receivable for investments sold		342,629
Receivable for fund shares sold		1,048,887
Distributions receivable from Fidelity Central Funds		390
Prepaid expenses		788
Other receivables		38,636
Total assets		777,815,673

Liabilities
Payable for investments purchased	$ 290,195
Payable for fund shares redeemed	795,495
Accrued management fee	353,883
Transfer agent fee payable	133,174
Distribution and service plan fees payable	30,252
Payable for daily variation on futures contracts	11,475
Other affiliated payables	22,271
Other payables and accrued expenses	14,924
Total liabilities		1,651,669

Net Assets		$ 776,164,004
Net Assets consist of:
Paid in capital		$ 751,188,058
Undistributed net investment income		1,296,351
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,173,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,852,663
Net Assets		$ 776,164,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,364,402 ÷ 4,195,591 shares)		$ 13.91

Maximum offering price per share (100/94.25 of $13.91)		$ 14.76
Class T: Net Asset Value and redemption price per share ($9,320,906 ÷ 671,827 shares)		$ 13.87

Maximum offering price per share (100/96.50 of $13.87)		$ 14.37
Class B: Net Asset Value and offering price per share ($3,786,749 ÷ 273,326 shares)A		$ 13.85

Class C: Net Asset Value and offering price per share ($14,237,489 ÷ 1,032,800 shares)A		$ 13.79

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($680,211,628 ÷ 48,575,477 shares)		$ 14.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,242,830 ÷ 733,218 shares)		$ 13.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 38
Income from Fidelity Central Funds		6,325,314
Total income		6,325,352

Expenses
Management fee	$ 2,041,024
Transfer agent fees	791,986
Distribution and service plan fees	168,624
Accounting fees and expenses	129,249
Custodian fees and expenses	3,195
Independent trustees' compensation	1,291
Registration fees	46,962
Audit	8,628
Legal	1,993
Miscellaneous	3,800
Total expenses before reductions	3,196,752
Expense reductions	(77,025)	3,119,727
Net investment income (loss)		3,205,625
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128
Fidelity Central Funds	15,440,008
Foreign currency transactions	624
Futures contracts	66,280
Total net realized gain (loss)		15,507,040
Change in net unrealized appreciation (depreciation) on: Investment securities	82,780,067
Assets and liabilities in foreign currencies	(650)
Futures contracts	(6,497)
Total change in net unrealized appreciation (depreciation)		82,772,920
Net gain (loss)		98,279,960
Net increase (decrease) in net assets resulting from operations		$ 101,485,585

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,205,625	$ 7,215,899
Net realized gain (loss)	15,507,040	22,493,507
Change in net unrealized appreciation (depreciation)	82,772,920	33,036,223
Net increase (decrease) in net assets resulting from operations	101,485,585	62,745,629
Distributions to shareholders from net investment income	(7,811,443)	(6,228,674)
Distributions to shareholders from net realized gain	(1,629,805)	(795,094)
Total distributions	(9,441,248)	(7,023,768)
Share transactions - net increase (decrease)	18,850,110	41,004,775
Total increase (decrease) in net assets	110,894,447	96,726,636

Net Assets
Beginning of period	665,269,557	568,542,921
End of period (including undistributed net investment income of $1,296,351 and undistributed net investment income of $5,902,169, respectively)	$ 776,164,004	$ 665,269,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.23	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04	.11	.14	.17	.19
Net realized and unrealized gain (loss)	1.80	1.06	.27	(3.74)	2.05
Total from investment operations	1.84	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.13)	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.16)	(.12) I	(.17)	(.26)	(.22)
Net asset value, end of period	$ 13.91	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B, C, D	15.10%	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.10% A	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.07% A	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	.65% A	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,364	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.19	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.13	.15
Net realized and unrealized gain (loss)	1.78	1.06	.27	(3.73)	2.06
Total from investment operations	1.81	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.10)	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.13)	(.09)I	(.15)	(.23)	(.22)
Net asset value, end of period	$ 13.87	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B, C, D	14.89%	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.34% A	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.34% A	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.32% A	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.41% A	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,321	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.12	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.06	.06	.08
Net realized and unrealized gain (loss)	1.78	1.06	.28	(3.72)	2.07
Total from investment operations	1.77	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.01)	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.04)	(.04)I	(.09)	(.19)	(.21)
Net asset value, end of period	$ 13.85	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B, C, D	14.60%	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.91% A	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.91% A	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.89% A	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	(.16)% A	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,787	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.10	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.07	.07	.08
Net realized and unrealized gain (loss)	1.78	1.06	.28	(3.71)	2.06
Total from investment operations	1.77	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.05)	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.08)	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 13.79	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B, C, D	14.67%	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.83% A	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.83% A	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.81% A	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	(.08)% A	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,237	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Income from Investment Operations
Net investment income (loss) D	.06	.14	.16	.20	.23	.18
Net realized and unrealized gain (loss)	1.81	1.07	.27	(3.76)	2.02	.98
Total from investment operations	1.87	1.21	.43	(3.56)	2.25	1.16
Distributions from net investment income	(.15)	(.12)	(.18)	(.23)	(.21)	(.06)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)	-
Total distributions	(.18)	(.14)	(.18)	(.26)	(.23)	(.06)
Net asset value, end of period	$ 14.00	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Total Return B, C	15.26%	10.81%	4.54%	(24.43)%	17.77%	9.95%
Ratios to Average Net Assets F
Expenses before reductions	.83% A	.86%	.95%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.82% A	.86%	.95%	.87%	.87%	.91%
Expenses net of all reductions	.80% A	.84%	.94%	.86%	.86%	.87%
Net investment income (loss)	.92% A	1.17%	1.72%	1.54%	1.62%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 680,212	$ 592,472	$ 528,720	$ 440,040	$ 576,458	$ 448,831
Portfolio turnover rate E	16% A	25%	7%	20%	31%	187% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 F
Net asset value, beginning of period	$ 12.30	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.06	.14	.17	.21	.23
Net realized and unrealized gain (loss)	1.80	1.07	.28	(3.76)	2.07
Total from investment operations	1.86	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.16)	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.15) H	(.21)	(.27)	(.23)
Net asset value, end of period	$ 13.97	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B, C	15.23%	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81% A	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.79% A	.80%	.81%	.77%	.81% A
Net investment income (loss)	.94% A	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,243	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements	.06%
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	N/A**
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.15%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Not available - Fidelity Emerging Markets Debt Central Fund commenced operations on March 17, 2011. Expense ratio will be reported in the Funds' next report, when Fidelity Emerging Markets Debt Central Fund's first semi-annual shareholder report is available.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .15%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 3,364,872,579	$ 215,225,965	$ (38,574,908)	$ 176,651,057
Fidelity Asset Manager 30%	186,814,970	13,075,065	(860,615)	12,214,450
Fidelity Asset Manager 40%	131,416,660	9,882,391	(1,017,704)	8,864,687
Fidelity Asset Manager 50%	6,155,083,092	857,054,848	(290,326,259)	566,728,589
Fidelity Asset Manager 60%	237,292,779	23,367,417	(1,734,256)	21,633,161
Fidelity Asset Manager 70%	2,543,083,040	384,353,118	(212,697,543)	171,655,575
Fidelity Asset Manager 85%	703,521,422	125,344,623	(52,481,702)	72,862,921

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 1,972,126	$ (899,849)
Totals (a)	$ 1,972,126	$ (899,849)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 6,628	$ 500
Totals (a)	$ 6,628	$ 500
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 6,583,459	$ (2,885,667)
Totals (a)	$ 6,583,459	$ (2,885,667)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 22,093	$ 1,668
Totals (a)	$ 22,093	$ 1,668
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 3,388,407	$ (1,726,902)
Totals (a)	$ 3,388,407	$ (1,726,902)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 66,280	$ (6,497)
Totals (a)	$ 66,280	$ (6,497)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	366,028,353	152,605,845
Fidelity Asset Manager 30%	57,987,552	6,191,282
Fidelity Asset Manager 40%	44,021,125	7,124,928
Fidelity Asset Manager 50%	259,891,875	457,012,808
Fidelity Asset Manager 60%	115,446,397	6,809,517
Fidelity Asset Manager 70%	159,844,752	303,896,615
Fidelity Asset Manager 85%	67,861,424	57,604,336

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds invest in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each Fund's management fees were reduced by the following amounts and are reflected in Expense reductions on the Statements of Operations:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Management Fee Waiver
Fidelity Asset Manager 20%	$ 11,752
Fidelity Asset Manager 30%	549
Fidelity Asset Manager 40%	398
Fidelity Asset Manager 50%	24,593
Fidelity Asset Manager 60%	698
Fidelity Asset Manager 70%	10,305
Fidelity Asset Manager 85%	2,885

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 53,079	$ 15,477
Class T	.25%	.25%	38,592	163
Class B	.75%	.25%	16,805	12,624
Class C	.75%	.25%	82,394	25,091
			$ 190,870	$ 53,355
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 9,799	$ 577
Class T	.25%	.25%	14,536	32
Class B	.75%	.25%	6,512	5,016
Class C	.75%	.25%	26,107	9,894
			$ 56,954	$ 15,519
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 10,629	$ 2,380
Class T	.25%	.25%	7,982	61
Class B	.75%	.25%	5,319	4,055
Class C	.75%	.25%	12,968	8,788
			$ 36,898	$ 15,284
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 60,034	$ 6,431
Class T	.25%	.25%	50,998	304
Class B	.75%	.25%	23,994	18,058
Class C	.75%	.25%	82,869	53,665
			$ 217,895	$ 78,458
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 36,446	$ 13,877
Class T	.25%	.25%	16,844	113
Class B	.75%	.25%	10,898	8,263
Class C	.75%	.25%	25,094	15,387
			$ 89,282	$ 37,640
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 147,303	$ 8,700
Class T	.25%	.25%	117,730	805
Class B	.75%	.25%	70,861	53,285
Class C	.75%	.25%	186,959	21,791
			$ 522,853	$ 84,581
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 66,766	$ 6,029
Class T	.25%	.25%	21,034	75
Class B	.75%	.25%	18,939	14,252
Class C	.75%	.25%	61,885	14,260
			$ 168,624	$ 34,616

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 7,410
Class T	3,598
Class B*	5,750
Class C*	2,598
$ 19,356
Fidelity Asset Manager 30%
Class A	$ 7,204
Class T	1,277
Class B*	2,581
Class C*	1,623
$ 12,685
Fidelity Asset Manager 40%
Class A	$ 4,585
Class T	933
Class B*	551
Class C*	199
$ 6,268
Fidelity Asset Manager 50%
Class A	$ 23,666
Class T	5,049
Class B*	7,626
Class C*	2,335
$ 38,676
Fidelity Asset Manager 60%
Class A	$ 18,499
Class T	3,847
Class B*	739
Class C*	582
$ 23,667
Fidelity Asset Manager 70%
Class A	$ 25,779
Class T	17,249
Class B*	21,235
Class C*	1,516
$ 65,779
Fidelity Asset Manager 85%
Class A	$ 16,694
Class T	3,668
Class B*	8,592
Class C*	358
$ 29,312

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets*
Class A	$ 31,421.15
Class T	11,371.15
Class B	3,233.19
Class C	12,618.15
Asset Manager 20%	1,563,451.10
Institutional Class	4,076.15
	$ 1,626,170
Fidelity Asset Manager 30%
Class A	$ 5,408.14
Class T	3,163.11
Class B	1,121.17
Class C	3,623.14
Asset Manager 30%	64,095.09
Institutional Class	645.11
	$ 78,055
Fidelity Asset Manager 40%
Class A	$ 6,726.16
Class T	2,296.14
Class B	981.18
Class C	2,223.17
Asset Manager 40%	46,028.10
Institutional Class	579.13
	$ 58,833
Fidelity Asset Manager 50%
Class A	$ 55,292.23
Class T	19,571.19
Class B	5,517.23
Class C	16,672.20
Asset Manager 50%	5,423,770.17
Institutional Class	10,109.20
	$ 5,530,931
Fidelity Asset Manager 60%
Class A	$ 30,041.21
Class T	6,979.21
Class B	3,067.28
Class C	5,590.22
Asset Manager 60%	110,118.16
Institutional Class	5,032.19
	$ 160,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 70%	Amount	% of Average Net Assets*
Class A	$ 140,389.24
Class T	58,349.25
Class B	21,213.30
Class C	41,785.22
Asset Manager 70%	2,167,709.18
Institutional Class	29,419.21
	$ 2,458,864
Fidelity Asset Manager 85%
Class A	$ 62,645.23
Class T	9,559.23
Class B	5,653.30
Class C	13,727.22
Asset Manager 85%	691,624.21
Institutional Class	8,778.20
	$ 791,986

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 70%	$ 8
Fidelity Asset Manager 85%	15

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Asset Manager 20%	$ 8,599
Fidelity Asset Manager 30%	387
Fidelity Asset Manager 40%	272
Fidelity Asset Manager 50%	17,277
Fidelity Asset Manager 60%	438
Fidelity Asset Manager 70%	6,993
Fidelity Asset Manager 85%	1,854

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class A	.90%	$ 559
Class B	1.65%	345
Class C	1.65%	415
Fidelity Asset Manager 40%
Class A	.90%	$ 2,424
Class T	1.15%	744
Class B	1.65%	456
Class C	1.65%	904
Institutional Class	.65%	160
Fidelity Asset Manager 60%
Class A	1.10%	$ 4,396
Class T	1.35%	1,104
Class B	1.85%	1,178
Class C	1.85%	1,148
Institutional Class	.85%	263

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services to these funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Asset Manager 20%	$ 85,701	$ -
Fidelity Asset Manager 30%	5,692	1
Fidelity Asset Manager 40%	5,258	4
Fidelity Asset Manager 50%	410,853	-
Fidelity Asset Manager 60%	12,061	1
Fidelity Asset Manager 70%	230,056	1
Fidelity Asset Manager 85%	74,139	1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 20%
From net investment income
Class A	$ 295,344	$ 475,459
Class T	86,900	190,636
Class B	9,690	31,286
Class C	51,588	123,802
Asset Manager 20%	27,101,271	53,054,555
Institutional Class	42,919	69,084
Total	$ 27,587,712	$ 53,944,822
From net realized gain
Class A	$ 58,141	$ 11,003
Class T	17,664	4,680
Class B	3,899	1,342
Class C	19,520	4,617
Asset Manager 20%	3,812,689	1,040,320
Institutional Class	6,175	1,182
Total	$ 3,918,088	$ 1,063,144
Fidelity Asset Manager 30%
From net investment income
Class A	$ 50,096	$ 105,939
Class T	31,960	69,241
Class B	3,643	11,715
Class C	14,466	40,459
Asset Manager 30%	1,040,109	1,732,423
Institutional Class	9,317	19,380
Total	$ 1,149,591	$ 1,979,157
From net realized gain
Class A	$ 243,378	$ 23,619
Class T	179,135	12,739
Class B	41,264	4,604
Class C	154,478	14,101
Asset Manager 30%	4,040,384	355,511
Institutional Class	37,906	3,803
Total	$ 4,696,545	$ 414,377
Fidelity Asset Manager 40%
From net investment income
Class A	$ 53,476	$ 68,525
Class T	19,796	30,736
Class B	3,911	10,251
Class C	9,331	16,142
Asset Manager 40%	726,412	1,020,274
Institutional Class	7,814	18,025
Total	$ 820,740	$ 1,163,953
From net realized gain
Class A	$ 233,743	$ 12,119
Class T	90,467	6,626
Class B	29,899	3,795
Class C	69,845	5,380
Asset Manager 40%	2,549,586	154,380
Institutional Class	25,765	2,858
Total	$ 2,999,305	$ 185,158

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 50%
From net investment income
Class A	$ 326,785	$ 555,656
Class T	119,098	194,817
Class B	16,555	37,330
Class C	58,904	109,897
Asset Manager 50%	55,652,908	117,879,331
Institutional Class	71,289	65,561
Total	$ 56,245,539	$ 118,842,592
From net realized gain
Class A	$ 72,878	$ -
Class T	31,760	-
Class B	7,552	-
Class C	25,236	-
Asset Manager 50%	10,232,713	-
Institutional Class	17,604	-
Total	$ 10,387,743	$ -
Fidelity Asset Manager 60%
From net investment income
Class A	$ 278,533	$ 77,496
Class T	46,983	32,293
Class B	5,073	7,178
Class C	12,203	17,988
Asset Manager 60%	1,393,433	778,488
Institutional Class	64,892	15,127
Total	$ 1,801,117	$ 928,570
From net realized gain
Class A	$ 776,336	$ 18,234
Class T	183,723	9,498
Class B	60,411	3,988
Class C	127,888	7,195
Asset Manager 60%	3,380,367	158,875
Institutional Class	153,169	3,087
Total	$ 4,681,894	$ 200,877
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,279,738	$ 1,226,342
Class T	394,208	502,886
Class B	20,121	100,145
Class C	121,109	299,307
Asset Manager 70%	34,282,694	36,045,406
Institutional Class	371,276	305,152
Total	$ 36,469,146	$ 38,479,238
From net realized gain
Class A	$ 212,000	$ 58,090
Class T	86,897	29,200
Class B	26,305	11,267
Class C	68,453	24,268
Asset Manager 70%	4,528,433	1,422,844
Institutional Class	49,926	12,894
Total	$ 4,972,014	$ 1,558,563

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 85%
From net investment income
Class A	$ 501,772	$ 256,905
Class T	59,537	40,431
Class B	2,012	8,273
Class C	46,297	29,342
Asset Manager 85%	7,081,193	5,859,302
Institutional Class	120,632	34,421
Total	$ 7,811,443	$ 6,228,674
From net realized gain
Class A	$ 118,400	$ 36,067
Class T	18,381	7,677
Class B	8,577	4,432
Class C	27,650	10,735
Asset Manager 85%	1,434,314	732,414
Institutional Class	22,483	3,769
Total	$ 1,629,805	$ 795,094

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 20%
Class A
Shares sold	1,911,042	1,367,399	$ 24,353,889	$ 16,545,993
Reinvestment of distributions	26,720	38,433	340,473	463,570
Shares redeemed	(647,118)	(988,893)	(8,296,107)	(11,988,031)
Net increase (decrease)	1,290,644	416,939	$ 16,398,255	$ 5,021,532
Class T
Shares sold	298,232	634,304	$ 3,816,512	$ 7,654,118
Reinvestment of distributions	7,494	14,578	95,293	175,697
Shares redeemed	(330,988)	(241,304)	(4,224,666)	(2,918,698)
Net increase (decrease)	(25,262)	407,578	$ (312,861)	$ 4,911,117
Class B
Shares sold	16,840	150,755	$ 215,017	$ 1,815,797
Reinvestment of distributions	870	2,232	11,034	26,851
Shares redeemed	(60,371)	(86,323)	(766,536)	(1,047,878)
Net increase (decrease)	(42,661)	66,664	$ (540,485)	$ 794,770
Class C
Shares sold	265,855	707,792	$ 3,389,201	$ 8,509,802
Reinvestment of distributions	4,486	8,699	56,880	104,701
Shares redeemed	(194,692)	(239,520)	(2,485,411)	(2,885,264)
Net increase (decrease)	75,649	476,971	$ 960,670	$ 5,729,239
Asset Manager 20%
Shares sold	55,542,868	89,853,862	$ 711,632,677	$ 1,090,949,570
Reinvestment of distributions	2,336,126	4,305,872	29,807,242	52,019,005
Shares redeemed	(36,009,792)	(45,372,516)	(461,485,512)	(550,784,654)
Net increase (decrease)	21,869,202	48,787,218	$ 279,954,407	$ 592,183,921
Institutional Class
Shares sold	113,821	185,035	$ 1,457,256	$ 2,260,347
Reinvestment of distributions	2,921	4,900	37,261	59,203
Shares redeemed	(37,701)	(41,041)	(482,559)	(497,978)
Net increase (decrease)	79,041	148,894	$ 1,011,958	$ 1,821,572

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 30%
Class A
Shares sold	188,528	481,437	$ 1,840,917	$ 4,474,112
Reinvestment of distributions	27,516	12,728	263,728	117,278
Shares redeemed	(127,705)	(194,516)	(1,245,292)	(1,817,919)
Net increase (decrease)	88,339	299,649	$ 859,353	$ 2,773,471
Class T
Shares sold	72,585	473,652	$ 705,206	$ 4,403,570
Reinvestment of distributions	13,970	6,299	133,718	57,955
Shares redeemed	(66,737)	(120,471)	(647,704)	(1,126,266)
Net increase (decrease)	19,818	359,480	$ 191,220	$ 3,335,259
Class B
Shares sold	6,685	71,130	$ 64,964	$ 658,742
Reinvestment of distributions	4,085	1,674	39,060	15,388
Shares redeemed	(25,504)	(19,903)	(248,872)	(184,038)
Net increase (decrease)	(14,734)	52,901	$ (144,848)	$ 490,092
Class C
Shares sold	136,884	302,815	$ 1,329,087	$ 2,799,313
Reinvestment of distributions	14,417	5,167	137,706	47,447
Shares redeemed	(66,252)	(87,963)	(645,541)	(812,117)
Net increase (decrease)	85,049	220,019	$ 821,252	$ 2,034,643
Asset Manager 30%
Shares sold	8,586,706	7,460,776	$ 83,874,353	$ 69,439,946
Reinvestment of distributions	520,970	222,139	4,996,550	2,047,681
Shares redeemed	(2,478,100)	(3,146,665)	(24,189,488)	(29,237,305)
Net increase (decrease)	6,629,576	4,536,250	$ 64,681,415	$ 42,250,322
Institutional Class
Shares sold	7,356	46,009	$ 71,836	$ 428,927
Reinvestment of distributions	4,345	2,159	41,665	19,894
Shares redeemed	(6,383)	(12,736)	(61,824)	(118,003)
Net increase (decrease)	5,318	35,432	$ 51,677	$ 330,818
Fidelity Asset Manager 40%
Class A
Shares sold	386,959	685,528	$ 3,709,121	$ 6,145,461
Reinvestment of distributions	29,652	8,721	280,158	77,631
Shares redeemed	(74,684)	(359,739)	(719,989)	(3,238,124)
Net increase (decrease)	341,927	334,510	$ 3,269,290	$ 2,984,968
Class T
Shares sold	36,594	126,436	$ 351,302	$ 1,154,388
Reinvestment of distributions	11,141	3,765	105,163	33,340
Shares redeemed	(17,948)	(53,808)	(172,974)	(480,791)
Net increase (decrease)	29,787	76,393	$ 283,491	$ 706,937
Class B
Shares sold	10,122	53,050	$ 98,150	$ 481,946
Reinvestment of distributions	3,305	1,544	31,258	13,592
Shares redeemed	(13,540)	(84,907)	(129,631)	(764,684)
Net increase (decrease)	(113)	(30,313)	$ (223)	$ (269,146)
Class C
Shares sold	99,182	176,368	$ 957,437	$ 1,595,392
Reinvestment of distributions	8,229	2,348	77,756	20,782
Shares redeemed	(21,424)	(113,922)	(207,255)	(1,024,426)
Net increase (decrease)	85,987	64,794	$ 827,938	$ 591,748

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Asset Manager 40%
Shares sold	5,466,352	5,951,044	$ 52,820,909	$ 54,037,260
Reinvestment of distributions	332,650	128,632	3,139,450	1,146,456
Shares redeemed	(1,555,435)	(1,990,425)	(14,983,937)	(18,032,627)
Net increase (decrease)	4,243,567	4,089,251	$ 40,976,422	$ 37,151,089
Institutional Class
Shares sold	14,683	43,724	$ 142,251	$ 396,689
Reinvestment of distributions	3,050	2,073	28,786	18,388
Shares redeemed	(27,813)	(58,636)	(267,016)	(529,624)
Net increase (decrease)	(10,080)	(12,839)	$ (95,979)	$ (114,547)
Fidelity Asset Manager 50%
Class A
Shares sold	795,388	1,768,497	$ 12,266,826	$ 24,843,354
Reinvestment of distributions	25,605	39,139	382,955	538,102
Shares redeemed	(510,524)	(634,941)	(7,777,098)	(8,848,722)
Net increase (decrease)	310,469	1,172,695	$ 4,872,683	$ 16,532,734
Class T
Shares sold	359,278	654,048	$ 5,509,922	$ 9,197,213
Reinvestment of distributions	8,101	11,943	121,375	163,485
Shares redeemed	(216,425)	(293,305)	(3,364,640)	(4,053,154)
Net increase (decrease)	150,954	372,686	$ 2,266,657	$ 5,307,544
Class B
Shares sold	16,397	140,996	$ 248,296	$ 1,961,869
Reinvestment of distributions	1,329	2,176	19,834	29,634
Shares redeemed	(50,690)	(71,158)	(770,148)	(992,074)
Net increase (decrease)	(32,964)	72,014	$ (502,018)	$ 999,429
Class C
Shares sold	329,992	514,603	$ 5,048,123	$ 7,167,376
Reinvestment of distributions	4,122	5,349	61,658	73,042
Shares redeemed	(149,031)	(205,830)	(2,290,593)	(2,870,242)
Net increase (decrease)	185,083	314,122	$ 2,819,188	$ 4,370,176
Asset Manager 50%
Shares sold	26,547,222	39,143,638	$ 409,579,200	$ 547,613,737
Reinvestment of distributions	4,246,941	8,294,224	63,661,531	113,952,368
Shares redeemed	(44,728,248)	(62,411,690)	(690,200,803)	(871,172,919)
Net increase (decrease)	(13,934,085)	(14,973,828)	$ (216,960,072)	$ (209,606,814)
Institutional Class
Shares sold	451,999	222,454	$ 6,801,290	$ 3,106,030
Reinvestment of distributions	5,361	4,425	80,833	61,031
Shares redeemed	(57,215)	(55,339)	(880,438)	(764,414)
Net increase (decrease)	400,145	171,540	$ 6,001,685	$ 2,402,647
Fidelity Asset Manager 60%
Class A
Shares sold	1,315,113	2,141,689	$ 12,400,550	$ 18,693,310
Reinvestment of distributions	110,909	10,621	1,038,105	90,700
Shares redeemed	(451,834)	(619,019)	(4,351,644)	(5,333,003)
Net increase (decrease)	974,188	1,533,291	$ 9,087,011	$ 13,451,007
Class T
Shares sold	118,006	311,692	$ 1,125,747	$ 2,738,228
Reinvestment of distributions	23,971	4,505	223,891	38,385
Shares redeemed	(79,320)	(78,586)	(762,013)	(687,458)
Net increase (decrease)	62,657	237,611	$ 587,625	$ 2,089,155

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class B
Shares sold	27,305	106,824	$ 260,621	$ 926,842
Reinvestment of distributions	6,522	1,168	60,913	9,963
Shares redeemed	(27,236)	(72,845)	(260,893)	(631,010)
Net increase (decrease)	6,591	35,147	$ 60,641	$ 305,795
Class C
Shares sold	249,148	338,644	$ 2,385,260	$ 2,936,397
Reinvestment of distributions	14,896	2,900	138,832	24,677
Shares redeemed	(83,503)	(119,896)	(797,160)	(1,035,525)
Net increase (decrease)	180,541	221,648	$ 1,726,932	$ 1,925,549
Asset Manager 60%
Shares sold	12,212,569	7,782,273	$ 117,875,562	$ 68,206,585
Reinvestment of distributions	499,757	106,708	4,687,716	912,356
Shares redeemed	(2,217,444)	(3,614,653)	(21,372,491)	(31,454,344)
Net increase (decrease)	10,494,882	4,274,328	$ 101,190,787	$ 37,664,597
Institutional Class
Shares sold	346,051	314,085	$ 3,319,417	$ 2,733,458
Reinvestment of distributions	23,088	2,063	216,335	17,638
Shares redeemed	(64,492)	(66,069)	(618,945)	(571,142)
Net increase (decrease)	304,647	250,079	$ 2,916,807	$ 2,179,954
Fidelity Asset Manager 70%
Class A
Shares sold	974,247	2,439,457	$ 16,011,446	$ 35,293,218
Reinvestment of distributions	87,098	86,409	1,401,140	1,220,957
Shares redeemed	(880,032)	(1,605,541)	(14,128,093)	(23,055,336)
Net increase (decrease)	181,313	920,325	$ 3,284,493	$ 13,458,839
Class T
Shares sold	367,703	356,464	$ 5,937,245	$ 5,148,505
Reinvestment of distributions	28,995	36,625	466,506	517,509
Shares redeemed	(548,763)	(759,609)	(8,797,678)	(10,971,045)
Net increase (decrease)	(152,065)	(366,520)	$ (2,393,927)	$ (5,305,031)
Class B
Shares sold	6,304	120,139	$ 102,369	$ 1,720,713
Reinvestment of distributions	2,530	7,309	40,857	103,353
Shares redeemed	(198,524)	(485,446)	(3,220,028)	(6,998,049)
Net increase (decrease)	(189,690)	(357,998)	$ (3,076,802)	$ (5,173,983)
Class C
Shares sold	222,857	670,000	$ 3,642,049	$ 9,564,163
Reinvestment of distributions	10,320	20,374	166,019	287,474
Shares redeemed	(205,732)	(885,534)	(3,334,345)	(12,736,288)
Net increase (decrease)	27,445	(195,160)	$ 473,723	$ (2,884,651)
Asset Manager 70%
Shares sold	13,330,472	18,494,614	$ 218,701,961	$ 267,814,520
Reinvestment of distributions	2,369,778	2,604,232	38,143,970	36,823,839
Shares redeemed	(25,167,093)	(25,377,580)	(411,188,060)	(366,190,757)
Net increase (decrease)	(9,466,843)	(4,278,734)	$ (154,342,129)	$ (61,552,398)
Institutional Class
Shares sold	331,944	845,988	$ 5,364,889	$ 12,203,214
Reinvestment of distributions	20,037	17,837	322,724	252,400
Shares redeemed	(367,546)	(1,319,297)	(5,903,638)	(18,973,707)
Net increase (decrease)	(15,565)	(455,472)	$ (216,025)	$ (6,518,093)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 85%
Class A
Shares sold	846,274	2,360,902	$ 11,153,506	$ 27,368,627
Reinvestment of distributions	46,336	25,229	607,439	287,611
Shares redeemed	(420,904)	(675,334)	(5,590,644)	(7,837,431)
Net increase (decrease)	471,706	1,710,797	$ 6,170,301	$ 19,818,807
Class T
Shares sold	164,375	262,627	$ 2,163,382	$ 3,032,066
Reinvestment of distributions	5,447	3,776	71,251	42,970
Shares redeemed	(85,001)	(172,272)	(1,107,115)	(1,955,847)
Net increase (decrease)	84,821	94,131	$ 1,127,518	$ 1,119,189
Class B
Shares sold	13,656	107,436	$ 178,868	$ 1,234,004
Reinvestment of distributions	731	1,064	9,592	12,100
Shares redeemed	(54,377)	(76,663)	(704,857)	(883,795)
Net increase (decrease)	(39,990)	31,837	$ (516,397)	$ 362,309
Class C
Shares sold	315,024	401,874	$ 4,121,222	$ 4,614,595
Reinvestment of distributions	5,106	3,150	66,513	35,722
Shares redeemed	(109,465)	(230,999)	(1,421,092)	(2,661,103)
Net increase (decrease)	210,665	174,025	$ 2,766,643	$ 1,989,214
Asset Manager 85%
Shares sold	6,526,074	16,027,071	$ 87,559,536	$ 187,799,889
Reinvestment of distributions	636,391	559,712	8,392,644	6,408,708
Shares redeemed	(6,697,107)	(15,512,827)	(89,436,037)	(180,949,818)
Net increase (decrease)	465,358	1,073,956	$ 6,516,143	$ 13,258,779
Institutional Class
Shares sold	310,853	462,839	$ 4,057,826	$ 5,408,316
Reinvestment of distributions	10,329	3,239	135,805	37,020
Shares redeemed	(104,446)	(85,209)	(1,407,729)	(988,859)
Net increase (decrease)	216,736	380,869	$ 2,785,902	$ 4,456,477

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

12. Change in Independent Registered Public Accounting Firm.

Based on the recommendation of the Audit Committee of Fidelity Asset Manager 30%, Fidelity Asset Manager 40% and Fidelity Asset Manager 60%, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the funds' independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended September 30, 2011. For the fiscal years ended September 30, 2010 and September 30, 2009, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-USAN-0511
1.878291.102

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Semiannual Report

March 31, 2011

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Asset Manager® 20%
Class A	.85%
Actual		$ 1,000.00	$ 1,041.10	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Class T	1.10%
Actual		$ 1,000.00	$ 1,039.80	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.65%
Actual		$ 1,000.00	$ 1,037.70	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.61%
Actual		$ 1,000.00	$ 1,037.30	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Asset Manager 20%	.55%
Actual		$ 1,000.00	$ 1,042.50	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,043.20	$ 3.11
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,057.20	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.12%
Actual		$ 1,000.00	$ 1,056.30	$ 5.74
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class B	1.65%
Actual		$ 1,000.00	$ 1,053.40	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,053.60	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.60%
Actual		$ 1,000.00	$ 1,059.80	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,058.60	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,074.50	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 1,073.50	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,070.40	$ 8.52
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,070.90	$ 8.52
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.62%
Actual		$ 1,000.00	$ 1,075.90	$ 3.21
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,075.90	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Asset Manager 50%
Class A	1.01%
Actual		$ 1,000.00	$ 1,092.20	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.23%
Actual		$ 1,000.00	$ 1,091.30	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.19
Class B	1.76%
Actual		$ 1,000.00	$ 1,088.40	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.85
Class C	1.73%
Actual		$ 1,000.00	$ 1,088.30	$ 9.01
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Asset Manager 50%	.70%
Actual		$ 1,000.00	$ 1,094.30	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,093.70	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,106.90	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class T	1.35%
Actual		$ 1,000.00	$ 1,106.50	$ 7.09
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.85%
Actual		$ 1,000.00	$ 1,103.80	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 1,104.40	$ 9.71
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.81%
Actual		$ 1,000.00	$ 1,109.30	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,108.60	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Fidelity Asset Manager 70%
Class A	1.09%
Actual		$ 1,000.00	$ 1,126.80	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.35%
Actual		$ 1,000.00	$ 1,125.20	$ 7.15
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.90%
Actual		$ 1,000.00	$ 1,122.50	$ 10.05
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class C	1.83%
Actual		$ 1,000.00	$ 1,122.80	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Asset Manager 70%	.78%
Actual		$ 1,000.00	$ 1,128.30	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,128.00	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Fidelity Asset Manager 85%
Class A	1.09%
Actual		$ 1,000.00	$ 1,151.00	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.34%
Actual		$ 1,000.00	$ 1,148.90	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.91%
Actual		$ 1,000.00	$ 1,146.00	$ 10.22
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 1,146.70	$ 9.79
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Asset Manager 85%	.82%
Actual		$ 1,000.00	$ 1,152.60	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,152.30	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .15%

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.9	17.2
Fannie Mae	15.4	11.6
Freddie Mac	3.1	1.4
Ginnie Mae	0.8	1.5
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.4
	35.6
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 35.4%	U.S. Government and U.S. Government Agency Obligations 31.9%
AAA,AA,A 6.5%	AAA,AA,A 8.4%
BBB 6.1%	BBB 7.2%
BB and Below 7.9%	BB and Below 7.6%
Not Rated 0.8%	Not Rated 1.3%
Equities* 20.8%	Equities** 21.9%
Short-Term Investments and Net Other Assets 22.5%	Short-Term Investments and Net Other Assets 21.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.4
Exxon Mobil Corp.	0.3	0.3
Comerica, Inc.	0.3	0.1
Visa, Inc. Class A	0.2	0.2
General Electric Co.	0.2	0.2
	1.3
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 22.2%	Stock Class and Equity Futures ** 21.9%
Bond Class 51.2%	Bond Class 54.0%
Short-Term Class 26.6%	Short-Term Class 24.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.8
Fidelity Financials Central Fund	2.7
Fidelity Information Technology Central Fund	2.5
Fidelity Energy Central Fund	1.9
Fidelity Industrials Central Fund	1.8
Fidelity Commodity Strategy Central Fund	1.8
Fidelity Health Care Central Fund	1.7
Fidelity Consumer Discretionary Central Fund	1.6
Fidelity Consumer Staples Central Fund	1.3
Fidelity Emerging Markets Equity Central Fund	0.7
Fidelity Materials Central Fund	0.6
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.5
Total Equity Central Funds	22.4
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	46.5
Total Fixed-Income Central Funds	53.6
Money Market Central Funds	24.0
Net Other Assets (Liabilities)	0.0 *
Total	100.0
* Amount represents less than 0.1%

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 10.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	4,757,156	$ 62,794,456
Fidelity Consumer Discretionary Central Fund (b)	434,716	57,152,125
Fidelity Consumer Staples Central Fund (b)	348,893	46,901,720
Fidelity Emerging Markets Equity Central Fund (b)	109,494	24,881,441
Fidelity Energy Central Fund (b)	466,696	67,866,911
Fidelity Financials Central Fund (b)	1,585,668	96,551,313
Fidelity Health Care Central Fund (b)	423,456	58,542,769
Fidelity Industrials Central Fund (b)	403,756	62,311,716
Fidelity Information Technology Central Fund (b)	486,503	90,119,851
Fidelity International Equity Central Fund (b)	2,340,903	171,400,950
Fidelity Materials Central Fund (b)	120,996	21,779,213
Fidelity Telecom Services Central Fund (b)	123,167	15,815,863
Fidelity Utilities Central Fund (b)	170,918	17,748,130
TOTAL EQUITY CENTRAL FUNDS (Cost $681,151,070)		793,866,458
Fixed-Income Central Funds - 53.6%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (b)	1,761,256	17,630,166
Fidelity Floating Rate Central Fund (b)	1,129,883	115,361,034
Fidelity High Income Central Fund 1 (b)	1,213,655	120,358,185
TOTAL HIGH YIELD FIXED-INCOME FUNDS		253,349,385

Investment Grade Fixed-Income Funds - 46.5%
Fidelity Tactical Income Central Fund (b)	16,349,055	1,645,368,854
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,834,782,570)		1,898,718,239
Money Market Central Funds - 24.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	221,901,518	$ 221,901,518
Fidelity Money Market Central Fund, .39% (a)	627,037,421	627,037,421
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $848,938,939)		848,938,939
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,364,872,579)	3,541,523,636
NET OTHER ASSETS (LIABILITIES) - 0.0%	117,770
NET ASSETS - 100%	$ 3,541,641,406
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179,038
Fidelity Consumer Discretionary Central Fund	283,236
Fidelity Consumer Staples Central Fund	614,398
Fidelity Emerging Markets Debt Central Fund	14,762
Fidelity Emerging Markets Equity Central Fund	89,903
Fidelity Energy Central Fund	416,047
Fidelity Financials Central Fund	353,111
Fidelity Floating Rate Central Fund	2,360,002
Fidelity Health Care Central Fund	220,762
Fidelity High Income Central Fund 1	4,750,028
Fidelity Industrials Central Fund	395,244
Fidelity Information Technology Central Fund	110,770
Fidelity International Equity Central Fund	1,441,270
Fidelity Materials Central Fund	116,895
Fidelity Money Market Central Fund	1,241,906
Fidelity Tactical Income Central Fund	23,740,460
Fidelity Telecom Services Central Fund	152,145
Fidelity Utilities Central Fund	264,746
Total	$ 36,744,723
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 23,863,792	$ 4,833,182	$ 62,794,456	7.0%
Fidelity Consumer Discretionary Central Fund	45,560,668	7,948,066	3,763,775	57,152,125	8.2%
Fidelity Consumer Staples Central Fund	43,988,692	4,701,787	4,960,748	46,901,720	7.6%
Fidelity Emerging Markets Debt Central Fund	-	17,619,087	5,836	17,630,166	17.9%
Fidelity Emerging Markets Equity Central Fund	35,966,470	5,030,339	19,627,194	24,881,441	7.6%
Fidelity Energy Central Fund	44,327,258	7,693,834	5,465,758	67,866,911	7.8%
Fidelity Financials Central Fund	82,498,800	14,570,848	8,041,861	96,551,313	8.1%
Fidelity Floating Rate Central Fund	97,415,747	12,572,926	306,100	115,361,034	3.9%
Fidelity Health Care Central Fund	51,145,285	5,343,075	9,301,623	58,542,769	7.9%
Fidelity High Income Central Fund 1	121,836,478	12,603,451	18,213,400	120,358,185	21.8%
Fidelity Industrials Central Fund	49,634,644	5,664,856	5,221,741	62,311,716	8.1%
Fidelity Information Technology Central Fund	76,871,824	5,956,640	8,340,227	90,119,851	8.0%
Fidelity International Equity Central Fund	150,090,745	11,888,857	6,402,921	171,400,950	9.1%
Fidelity Materials Central Fund	16,958,529	2,573,745	2,478,688	21,779,213	8.3%
Fidelity Tactical Income Central Fund	1,487,037,888	224,487,887	53,676,757	1,645,368,854	34.5%
Fidelity Telecom Services Central Fund	13,038,484	1,965,768	562,411	15,815,863	7.9%
Fidelity Utilities Central Fund	16,478,538	1,543,395	1,403,623	17,748,130	7.9%
Total	$ 2,367,934,263	$ 366,028,353	$ 152,605,845	$ 2,692,584,697
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
United Kingdom	2.1%
Others (Individually Less Than 1%)	8.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $73,793,498 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $3,364,872,579)		$3,541,523,636
Receivable for investments sold		907,521
Receivable for fund shares sold		5,130,653
Distributions receivable from Fidelity Central Funds		238,428
Prepaid expenses		3,736
Other receivables		42,661
Total assets		3,547,846,635

Liabilities
Payable for investments purchased	$ 2,803,798
Payable for fund shares redeemed	1,773,982
Accrued management fee	1,212,361
Distribution and service plan fees payable	33,367
Other affiliated payables	366,775
Other payables and accrued expenses	14,946
Total liabilities		6,205,229

Net Assets		$ 3,541,641,406
Net Assets consist of:
Paid in capital		$ 3,405,490,346
Undistributed net investment income		5,866,703
Accumulated undistributed net realized gain (loss) on investments		(46,366,700)
Net unrealized appreciation (depreciation) on investments		176,651,057
Net Assets		$ 3,541,641,406

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,032,767 ÷ 3,782,167 shares)		$ 12.96

Maximum offering price per share (100/94.25 of $12.96)		$ 13.75
Class T: Net Asset Value and redemption price per share ($15,966,634 ÷ 1,233,576 shares)		$ 12.94

Maximum offering price per share (100/96.50 of $12.94)		$ 13.41
Class B: Net Asset Value and offering price per share ($3,288,845 ÷ 254,423 shares)A		$ 12.93

Class C: Net Asset Value and offering price per share ($17,224,476 ÷ 1,334,174 shares)A		$ 12.91

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($3,450,207,715 ÷ 265,744,690 shares)		$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,920,969 ÷ 456,215 shares)		$ 12.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 634
Income from Fidelity Central Funds		36,744,723
Total income		36,745,357

Expenses
Management fee	$ 6,964,019
Transfer agent fees	1,626,170
Distribution and service plan fees	190,870
Accounting fees and expenses	533,030
Custodian fees and expenses	3,222
Independent trustees' compensation	6,029
Registration fees	112,789
Audit	9,390
Legal	8,513
Miscellaneous	17,365
Total expenses before reductions	9,471,397
Expense reductions	(97,453)	9,373,944
Net investment income (loss)		27,371,413
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	27,731,384
Futures contracts	1,972,126
Capital gain distributions from Fidelity Central Funds	18,780
Total net realized gain (loss)		29,722,290
Change in net unrealized appreciation (depreciation) on: Investment securities	83,583,527
Futures contracts	(899,849)
Total change in net unrealized appreciation (depreciation)		82,683,678
Net gain (loss)		112,405,968
Net increase (decrease) in net assets resulting from operations		$ 139,777,381

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,371,413	$ 56,796,031
Net realized gain (loss)	29,722,290	31,482,211
Change in net unrealized appreciation (depreciation)	82,683,678	137,355,237
Net increase (decrease) in net assets resulting from operations	139,777,381	225,633,479
Distributions to shareholders from net investment income	(27,587,712)	(53,944,822)
Distributions to shareholders from net realized gain	(3,918,088)	(1,063,144)
Total distributions	(31,505,800)	(55,007,966)
Share transactions - net increase (decrease)	297,471,944	610,462,151
Total increase (decrease) in net assets	405,743,525	781,087,664

Net Assets
Beginning of period	3,135,897,881	2,354,810,217
End of period (including undistributed net investment income of $5,866,703 and undistributed net investment income of $6,083,002, respectively)	$ 3,541,641,406	$ 3,135,897,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.55	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.09	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.42	.74	.48	(1.27)	.40
Total from investment operations	.51	.96	.81	(.88)	.88
Distributions from net investment income	(.09)	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.10) J	(.21) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.96	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B, C, D	4.11%	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.85% A	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.85% A	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.85% A	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.34% A	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,033	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	12% A	18%	16%	5%	6%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .015%.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.53	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.07	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.43	.74	.48	(1.28)	.40
Total from investment operations	.50	.93	.78	(.92)	.85
Distributions from net investment income	(.07)	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.09)	(.18) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.94	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B, C, D	3.98%	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.10% A	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.10% A	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.10% A	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.09% A	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,967	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.51	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.03	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.44	.74	.49	(1.27)	.38
Total from investment operations	.47	.86	.73	(.98)	.77
Distributions from net investment income	(.04)	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.05) I	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.93	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B, C, D	3.77%	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.65% A	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.55% A	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,289	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.50	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.04	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.43	.74	.49	(1.26)	.38
Total from investment operations	.47	.86	.73	(.97)	.77
Distributions from net investment income	(.04)	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.06)	(.12) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.91	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B, C, D	3.73%	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.61% A	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61% A	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60% A	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	.59% A	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,224	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.35	.43	.53	.46
Net realized and unrealized gain (loss)	.42	.75	.50	(1.28)	.38	.39
Total from investment operations	.53	1.00	.85	(.85)	.91	.85
Distributions from net investment income	(.11)	(.24)	(.39)	(.45)	(.55)	(.43)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)	(.28)
Total distributions	(.12) H	(.25)	(.39)	(.70)	(1.14)	(.71)
Net asset value, end of period	$ 12.98	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Total Return B, C	4.25%	8.54%	7.90%	(6.90)%	7.26%	6.77%
Ratios to Average Net Assets F
Expenses before reductions	.55% A	.56%	.58%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.55% A	.56%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.55% A	.56%	.58%	.56%	.57%	.57%
Net investment income (loss)	1.64% A	2.08%	3.30%	3.48%	4.15%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,450,208	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750
Portfolio turnover rate E	12% A	18%	16%	5%	6%	81% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 F
Net asset value, beginning of period	$ 12.56	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.10	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.44	.74	.50	(1.27)	.38
Total from investment operations	.54	.99	.86	(.85)	.91
Distributions from net investment income	(.11)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.12) H	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.98	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B, C	4.32%	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.61% A	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.61% A	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.60% A	.55%	.56%	.56%	.59% A
Net investment income (loss)	1.59% A	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,921	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	12% A	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.1	17.4
Fannie Mae	15.6	11.8
Freddie Mac	3.1	1.4
Ginnie Mae	0.8	1.5
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.4
	36.0
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 35.7%	U.S. Government and U.S. Government Agency Obligations 32.3%
AAA,AA,A 6.6%	AAA,AA,A 8.4%
BBB 6.1%	BBB 7.2%
BB and Below 7.7%	BB and Below 7.6%
Not Rated 0.7%	Not Rated 1.3%
Equities* 31.5%	Equities** 31.1%
Short-Term Investments and Net Other Assets 11.7%	Short-Term Investments and Net Other Assets 12.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.5
Comerica, Inc.	0.4	0.2
Exxon Mobil Corp.	0.4	0.4
Visa, Inc. Class A	0.4	0.3
General Electric Co.	0.3	0.3
	2.0
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures * 31.7%	Stocks and Equity Futures ** 31.1%
Bond Class 51.4%	Bonds 54.4%
Short-Term Class 16.9%	Short-Term Class 14.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	7.3
Fidelity Financials Central Fund	4.0
Fidelity Information Technology Central Fund	3.7
Fidelity Energy Central Fund	2.7
Fidelity Industrials Central Fund	2.5
Fidelity Consumer Discretionary Central Fund	2.4
Fidelity Health Care Central Fund	2.4
Fidelity Consumer Staples Central Fund	1.9
Fidelity Commodity Strategy Central Fund	1.8
Fidelity Emerging Markets Equity Central Fund	1.2
Fidelity Materials Central Fund	0.9
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	32.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.8
Investment Grade Fixed-Income Funds	47.0
Total Fixed-Income Central Funds	53.8
Money Market Central Funds	14.0
Net Other Assets (Liabilities)	0.1
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 13.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	271,043	$ 3,577,766
Fidelity Consumer Discretionary Central Fund (b)	36,136	4,750,815
Fidelity Consumer Staples Central Fund (b)	28,196	3,790,335
Fidelity Emerging Markets Equity Central Fund (b)	10,681	2,427,207
Fidelity Energy Central Fund (b)	37,255	5,417,692
Fidelity Financials Central Fund (b)	130,811	7,965,088
Fidelity Health Care Central Fund (b)	33,837	4,677,955
Fidelity Industrials Central Fund (b)	32,374	4,996,307
Fidelity Information Technology Central Fund (b)	39,569	7,329,720
Fidelity International Equity Central Fund (b)	198,260	14,516,609
Fidelity Materials Central Fund (b)	9,618	1,731,260
Fidelity Telecom Services Central Fund (b)	9,707	1,246,502
Fidelity Utilities Central Fund (b)	13,881	1,441,367
TOTAL EQUITY CENTRAL FUNDS (Cost $55,655,648)		63,868,623
Fixed-Income Central Funds - 53.8%

High Yield Fixed-Income Funds -6.8%
Fidelity Emerging Markets Debt Central Fund (b)	95,084	951,790
Fidelity Floating Rate Central Fund (b)	61,140	6,242,351
Fidelity High Income Central Fund 1 (b)	64,955	6,441,586
TOTAL HIGH YIELD FIXED-INCOME FUNDS		13,635,727

Investment Grade Fixed-Income Funds - 47.0%
Fidelity Tactical Income Central Fund (b)	929,124	93,507,056
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $103,141,308)		107,142,783
Money Market Central Funds - 14.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	18,094,476	$ 18,094,476
Fidelity Money Market Central Fund, .39% (a)	9,923,538	9,923,538
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $28,018,014)		28,018,014
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $186,814,970)	199,029,420
NET OTHER ASSETS (LIABILITIES) - 0.1%	136,190
NET ASSETS - 100%	$ 199,165,610
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,406
Fidelity Consumer Discretionary Central Fund	20,171
Fidelity Consumer Staples Central Fund	45,580
Fidelity Emerging Markets Debt Central Fund	798
Fidelity Emerging Markets Equity Central Fund	5,505
Fidelity Energy Central Fund	29,852
Fidelity Financials Central Fund	23,568
Fidelity Floating Rate Central Fund	112,468
Fidelity Health Care Central Fund	15,220
Fidelity High Income Central Fund 1	218,567
Fidelity Industrials Central Fund	28,253
Fidelity Information Technology Central Fund	7,500
Fidelity International Equity Central Fund	109,022
Fidelity Materials Central Fund	8,151
Fidelity Money Market Central Fund	19,655
Fidelity Tactical Income Central Fund	1,133,905
Fidelity Telecom Services Central Fund	9,647
Fidelity Utilities Central Fund	19,192
Total	$ 1,819,460
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 1,951,432	$ 11,886	$ 3,577,766	0.4%
Fidelity Consumer Discretionary Central Fund	2,836,215	1,584,590	151,733	4,750,815	0.7%
Fidelity Consumer Staples Central Fund	2,843,919	1,062,367	335,875	3,790,335	0.6%
Fidelity Emerging Markets Debt Central Fund	-	950,840	-	951,790	1.0%
Fidelity Emerging Markets Equity Central Fund	1,939,042	1,057,570	810,499	2,427,207	0.7%
Fidelity Energy Central Fund	2,899,956	1,416,545	384,702	5,417,692	0.6%
Fidelity Financials Central Fund	5,225,903	2,755,134	464,386	7,965,088	0.7%
Fidelity Floating Rate Central Fund	4,064,391	2,013,252	91,907	6,242,351	0.2%
Fidelity Health Care Central Fund	3,238,395	1,237,151	591,834	4,677,955	0.6%
Fidelity High Income Central Fund 1	4,863,799	2,403,368	1,006,204	6,441,586	1.2%
Fidelity Industrials Central Fund	2,985,576	1,406,193	217,728	4,996,307	0.6%
Fidelity Information Technology Central Fund	4,518,643	2,126,779	336,425	7,329,720	0.7%
Fidelity International Equity Central Fund	9,992,395	4,326,441	892,709	14,516,609	0.8%
Fidelity Materials Central Fund	1,042,730	447,122	66,283	1,731,260	0.7%
Fidelity Tactical Income Central Fund	62,297,007	32,403,737	696,741	93,507,056	2.0%
Fidelity Telecom Services Central Fund	753,772	438,026	40,937	1,246,502	0.6%
Fidelity Utilities Central Fund	1,047,040	407,005	91,433	1,441,367	0.6%
Total	$ 111,788,806	$ 57,987,552	$ 6,191,282	$ 171,011,406
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.1%
United Kingdom	2.6%
Japan	1.2%
Others (Individually Less Than 1%)	10.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $186,814,970)		$ 199,029,420
Receivable for investments sold		64,902
Receivable for fund shares sold		656,944
Distributions receivable from Fidelity Central Funds		5,917
Prepaid expenses		150
Other receivables		2,752
Total assets		199,760,085

Liabilities
Payable for investments purchased	$ 282,461
Payable for fund shares redeemed	199,682
Accrued management fee	67,111
Distribution and service plan fees payable	9,915
Other affiliated payables	21,076
Other payables and accrued expenses	14,230
Total liabilities		594,475

Net Assets		$ 199,165,610
Net Assets consist of:
Paid in capital		$ 188,265,384
Undistributed net investment income		332,656
Accumulated undistributed net realized gain (loss) on investments		(1,646,880)
Net unrealized appreciation (depreciation) on investments		12,214,450
Net Assets		$ 199,165,610

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,497,537 ÷ 864,469 shares)		$ 9.83

Maximum offering price per share (100/94.25 of $9.83)		$ 10.43
Class T: Net Asset Value and redemption price per share ($6,096,499 ÷ 620,800 shares)		$ 9.82

Maximum offering price per share (100/96.50 of $9.82)		$ 10.18
Class B: Net Asset Value and offering price per share ($1,214,704 ÷ 123,736 shares)A		$ 9.82

Class C: Net Asset Value and offering price per share ($5,707,167 ÷ 582,289 shares)A		$ 9.80

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($176,408,246 ÷ 17,936,087 shares)		$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,241,457 ÷ 126,231 shares)		$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 9
Income from Fidelity Central Funds		1,819,460
Total income		1,819,469

Expenses
Management fee	$ 332,095
Transfer agent fees	78,055
Distribution and service plan fees	56,954
Accounting fees and expenses	33,195
Custodian fees and expenses	2,501
Independent trustees' compensation	268
Registration fees	36,304
Audit	5,424
Legal	324
Miscellaneous	724
Total expenses before reductions	545,844
Expense reductions	(7,561)	538,283
Net investment income (loss)		1,281,186
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,342,231
Futures contracts	6,628
Capital gain distributions from Fidelity Central Funds	297
Total net realized gain (loss)		1,349,156
Change in net unrealized appreciation (depreciation) on: Investment securities	6,084,101
Futures contracts	500
Total change in net unrealized appreciation (depreciation)		6,084,601
Net gain (loss)		7,433,757
Net increase (decrease) in net assets resulting from operations		$ 8,714,943

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,281,186	$ 2,024,010
Net realized gain (loss)	1,349,156	2,731,395
Change in net unrealized appreciation (depreciation)	6,084,601	4,522,277
Net increase (decrease) in net assets resulting from operations	8,714,943	9,277,682
Distributions to shareholders from net investment income	(1,149,591)	(1,979,157)
Distributions to shareholders from net realized gain	(4,696,545)	(414,377)
Total distributions	(5,846,136)	(2,393,534)
Share transactions - net increase (decrease)	66,460,069	51,214,605
Total increase (decrease) in net assets	69,328,876	58,098,753

Net Assets
Beginning of period	129,836,734	71,737,981
End of period (including undistributed net investment income of $332,656 and undistributed net investment income of $201,061, respectively)	$ 199,165,610	$ 129,836,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.17	.22	.24
Net realized and unrealized gain (loss)	.47	.67	.40	(1.39)
Total from investment operations	.54	.84	.62	(1.15)
Distributions from net investment income	(.06)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.37)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.83	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	5.72%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	.91% A	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.98% A
Expenses net of all reductions	.89% A	.89%	.89%	.98% A
Net investment income (loss)	1.38% A	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,498	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.15	.20	.22
Net realized and unrealized gain (loss)	.47	.67	.40	(1.40)
Total from investment operations	.53	.82	.60	(1.18)
Distributions from net investment income	(.05)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.36)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.82	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	5.63%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.13% A	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.12% A	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.12% A	1.14%	1.14%	1.20% A
Net investment income (loss)	1.16% A	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,096	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.16	.17
Net realized and unrealized gain (loss)	.48	.67	.40	(1.39)
Total from investment operations	.51	.77	.56	(1.22)
Distributions from net investment income	(.03)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.34)	(.15) I	(.18)	(.13)
Net asset value, end of period	$ 9.82	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	5.34%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.70% A	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.73% A
Net investment income (loss)	.63% A	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,215	$ 1,336	$ 773	$ 480
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.16	.17
Net realized and unrealized gain (loss)	.48	.67	.39	(1.39)
Total from investment operations	.51	.77	.55	(1.22)
Distributions from net investment income	(.03)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.34)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.80	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	5.36%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.70% A
Net investment income (loss)	.63% A	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,707	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate F	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.24	.26
Net realized and unrealized gain (loss)	.49	.67	.40	(1.39)
Total from investment operations	.57	.86	.64	(1.13)
Distributions from net investment income	(.08)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.39)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.84	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	5.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.60% A	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.60% A	.65%	.65%	.73% A
Expenses net of all reductions	.60% A	.64%	.65%	.72% A
Net investment income (loss)	1.68% A	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,408	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate E	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.24	.26
Net realized and unrealized gain (loss)	.48	.67	.40	(1.39)
Total from investment operations	.56	.86	.64	(1.13)
Distributions from net investment income	(.08)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.39)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.83	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	5.86%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.61% A	.65%	.65%	.75% A
Expenses net of all reductions	.61% A	.64%	.65%	.75% A
Net investment income (loss)	1.67% A	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241	$ 1,168	$ 773	$ 209
Portfolio turnover rate E	9% A	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.1	15.1
Fannie Mae	13.7	10.3
Freddie Mac	2.7	1.3
Ginnie Mae	0.7	1.3
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.4
	31.6
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 31.3%	U.S. Government and U.S. Government Agency Obligations 28.1%
AAA,AA,A 5.9%	AAA,AA,A 7.5%
BBB 5.6%	BBB 6.3%
BB and Below 7.1%	BB and Below 7.2%
Not Rated 0.7%	Not Rated 1.2%
Equities* 41.7%	Equities** 41.3%
Short-Term Investments and Net Other Assets 7.7%	Short-Term Investments and Net Other Assets 8.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.7
Comerica, Inc.	0.5	0.2
Exxon Mobil Corp.	0.5	0.6
Visa, Inc. Class A	0.5	0.4
General Electric Co.	0.4	0.4
	2.5
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures * 41.2%	Stock Class and Equity Futures ** 41.3%
Bond Class 45.9%	Bond Class 48.2%
Short-Term Class 12.9%	Short-Term Class 10.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	9.8
Fidelity Financials Central Fund	5.3
Fidelity Information Technology Central Fund	4.8
Fidelity Energy Central Fund	3.5
Fidelity Industrials Central Fund	3.3
Fidelity Consumer Discretionary Central Fund	3.1
Fidelity Health Care Central Fund	3.1
Fidelity Consumer Staples Central Fund	2.5
Fidelity Commodity Strategy Central Fund	1.9
Fidelity Emerging Markets Equity Central Fund	1.6
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.0
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	41.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	41.0
Total Fixed-Income Central Funds	48.0
Money Market Central Funds	10.2
Net Other Assets (Liabilities)	0.0 *
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 17.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	202,418	$ 2,671,924
Fidelity Consumer Discretionary Central Fund (b)	33,488	4,402,651
Fidelity Consumer Staples Central Fund (b)	26,165	3,517,401
Fidelity Emerging Markets Equity Central Fund (b)	9,906	2,250,946
Fidelity Energy Central Fund (b)	33,910	4,931,168
Fidelity Financials Central Fund (b)	121,624	7,405,671
Fidelity Health Care Central Fund (b)	31,304	4,327,767
Fidelity Industrials Central Fund (b)	29,893	4,613,348
Fidelity Information Technology Central Fund (b)	36,190	6,703,817
Fidelity International Equity Central Fund (b)	187,796	13,750,427
Fidelity Materials Central Fund (b)	8,880	1,598,368
Fidelity Telecom Services Central Fund (b)	8,953	1,149,715
Fidelity Utilities Central Fund (b)	12,785	1,327,618
TOTAL EQUITY CENTRAL FUNDS (Cost $51,892,242)		58,650,821
Fixed-Income Central Funds - 48.0%

High Yield Fixed-Income Funds -7.0%
Fidelity Emerging Markets Debt Central Fund (b)	69,526	695,952
Fidelity Floating Rate Central Fund (b)	43,989	4,491,276
Fidelity High Income Central Fund 1 (b)	46,753	4,636,494
TOTAL HIGH YIELD FIXED-INCOME FUNDS		9,823,722

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Tactical Income Central Fund (b)	571,734	57,539,315
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $65,256,742)		67,363,037
Money Market Central Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	10,358,216	$ 10,358,216
Fidelity Money Market Central Fund, .39% (a)	3,909,273	3,909,273
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $14,267,489)		14,267,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $131,416,473)	140,281,347
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,698
NET ASSETS - 100%	$ 140,287,045
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,115
Fidelity Consumer Discretionary Central Fund	19,055
Fidelity Consumer Staples Central Fund	42,661
Fidelity Emerging Markets Debt Central Fund	564
Fidelity Emerging Markets Equity Central Fund	5,256
Fidelity Energy Central Fund	28,099
Fidelity Financials Central Fund	21,416
Fidelity Floating Rate Central Fund	78,821
Fidelity Health Care Central Fund	14,484
Fidelity High Income Central Fund 1	151,074
Fidelity Industrials Central Fund	26,331
Fidelity Information Technology Central Fund	6,862
Fidelity International Equity Central Fund	101,345
Fidelity Materials Central Fund	7,885
Fidelity Money Market Central Fund	7,743
Fidelity Tactical Income Central Fund	690,289
Fidelity Telecom Services Central Fund	9,435
Fidelity Utilities Central Fund	17,695
Total	$ 1,236,130
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 1,488,234	$ 45,305	$ 2,671,924	0.3%
Fidelity Consumer Discretionary Central Fund	2,746,341	1,404,468	208,636	4,402,651	0.6%
Fidelity Consumer Staples Central Fund	2,734,564	1,014,257	442,006	3,517,401	0.6%
Fidelity Emerging Markets Debt Central Fund	-	695,505	-	695,952	0.7%
Fidelity Emerging Markets Equity Central Fund	1,893,785	960,286	827,422	2,250,946	0.7%
Fidelity Energy Central Fund	2,808,419	1,038,609	328,333	4,931,168	0.6%
Fidelity Financials Central Fund	4,798,986	2,786,318	583,258	7,405,671	0.6%
Fidelity Floating Rate Central Fund	2,867,577	1,492,476	50,716	4,491,276	0.2%
Fidelity Health Care Central Fund	3,113,727	1,094,823	629,183	4,327,767	0.6%
Fidelity High Income Central Fund 1	3,382,802	1,888,758	760,839	4,636,494	0.8%
Fidelity Industrials Central Fund	2,902,234	1,195,851	260,643	4,613,348	0.6%
Fidelity Information Technology Central Fund	4,037,161	2,104,759	367,339	6,703,817	0.6%
Fidelity International Equity Central Fund	9,145,167	4,624,772	1,035,781	13,750,427	0.7%
Fidelity Materials Central Fund	1,035,671	341,633	80,880	1,598,368	0.6%
Fidelity Tactical Income Central Fund	38,036,299	21,163,241	1,363,370	57,539,315	1.2%
Fidelity Telecom Services Central Fund	753,739	364,228	58,640	1,149,715	0.6%
Fidelity Utilities Central Fund	973,601	362,907	82,577	1,327,618	0.6%
Total	$ 82,169,135	$ 44,021,125	$ 7,124,928	$ 126,013,858
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
United Kingdom	3.2%
Japan	1.6%
Switzerland	1.1%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $131,416,473)		$ 140,281,347
Receivable for investments sold		45,017
Receivable for fund shares sold		332,785
Distributions receivable from Fidelity Central Funds		2,760
Prepaid expenses		110
Other receivables		2,550
Total assets		140,664,569

Liabilities
Payable for investments purchased	$ 267,893
Payable for fund shares redeemed	22,503
Accrued management fee	50,976
Distribution and service plan fees payable	6,784
Other affiliated payables	15,132
Other payables and accrued expenses	14,236
Total liabilities		377,524

Net Assets		$ 140,287,045
Net Assets consist of:
Paid in capital		$ 130,369,710
Undistributed net investment income		466,068
Accumulated undistributed net realized gain (loss) on investments		586,393
Net unrealized appreciation (depreciation) on investments		8,864,874
Net Assets		$ 140,287,045

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,887,182 ÷ 1,009,436 shares)		$ 9.79

Maximum offering price per share (100/94.25 of $9.79)		$ 10.39
Class T: Net Asset Value and redemption price per share ($3,370,823 ÷ 344,655 shares)		$ 9.78

Maximum offering price per share (100/96.50 of $9.78)		$ 10.13
Class B: Net Asset Value and offering price per share ($1,113,233 ÷ 113,806 shares)A		$ 9.78

Class C: Net Asset Value and offering price per share ($3,112,712 ÷ 318,542 shares)A		$ 9.77

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($121,988,217 ÷ 12,458,936 shares)		$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($814,878 ÷ 83,224 shares)		$ 9.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 2
Income from Fidelity Central Funds		1,236,130
Total income		1,236,132

Expenses
Management fee	$ 231,452
Transfer agent fees	58,833
Distribution and service plan fees	36,898
Accounting fees and expenses	23,134
Custodian fees and expenses	2,501
Independent trustees' compensation	188
Registration fees	32,942
Audit	5,424
Legal	228
Miscellaneous	514
Total expenses before reductions	392,114
Expense reductions	(10,348)	381,766
Net investment income (loss)		854,366
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,532,468
Capital gain distributions from Fidelity Central Funds	117
Total net realized gain (loss)		1,532,585
Change in net unrealized appreciation (depreciation) on investment securities		5,416,055
Net gain (loss)		6,948,640
Net increase (decrease) in net assets resulting from operations		$ 7,803,006

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 854,366	$ 1,339,556
Net realized gain (loss)	1,532,585	2,235,833
Change in net unrealized appreciation (depreciation)	5,416,055	2,894,489
Net increase (decrease) in net assets resulting from operations	7,803,006	6,469,878
Distributions to shareholders from net investment income	(820,740)	(1,163,953)
Distributions to shareholders from net realized gain	(2,999,305)	(185,158)
Total distributions	(3,820,045)	(1,349,111)
Share transactions - net increase (decrease)	45,260,939	41,051,049
Total increase (decrease) in net assets	49,243,900	46,171,816

Net Assets
Beginning of period	91,043,145	44,871,329
End of period (including undistributed net investment income of $466,068 and undistributed net investment income of $432,442, respectively)	$ 140,287,045	$ 91,043,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.16	.20	.23
Net realized and unrealized gain (loss)	.63	.70	.34	(1.66)
Total from investment operations	.69	.86	.54	(1.43)
Distributions from net investment income	(.07)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.35)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.79	$ 9.45	$ 8.77	$ 8.42
Total Return B, C, D	7.45%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	.96% A	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	1.00% A
Expenses net of all reductions	.89% A	.89%	.90%	1.00% A
Net investment income (loss)	1.32% A	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,887	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.18	.21
Net realized and unrealized gain (loss)	.63	.70	.35	(1.66)
Total from investment operations	.68	.84	.53	(1.45)
Distributions from net investment income	(.06)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.34)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.78	$ 9.44	$ 8.76	$ 8.41
Total Return B, C, D	7.35%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.20% A	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.14%	1.15%	1.25% A
Net investment income (loss)	1.08% A	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,371	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.14	.16
Net realized and unrealized gain (loss)	.62	.71	.35	(1.66)
Total from investment operations	.65	.80	.49	(1.50)
Distributions from net investment income	(.04)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.31) I	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.78	$ 9.44	$ 8.75	$ 8.40
Total Return B, C, D	7.04%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.77% A
Net investment income (loss)	.58% A	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,113	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.14	.16
Net realized and unrealized gain (loss)	.63	.70	.34	(1.65)
Total from investment operations	.66	.79	.48	(1.49)
Distributions from net investment income	(.04)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.32)	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.77	$ 9.43	$ 8.76	$ 8.41
Total Return B, C, D	7.09%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.72% A	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.76% A
Net investment income (loss)	.57% A	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,113	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate F	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.18	.22	.25
Net realized and unrealized gain (loss)	.62	.71	.34	(1.65)
Total from investment operations	.70	.89	.56	(1.40)
Distributions from net investment income	(.08)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.36)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.79	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	7.59%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.62% A	.65%	.65%	.72% A
Expenses net of all reductions	.61% A	.64%	.64%	.72% A
Net investment income (loss)	1.60% A	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,988	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate E	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.18	.22	.25
Net realized and unrealized gain (loss)	.62	.71	.34	(1.65)
Total from investment operations	.70	.89	.56	(1.40)
Distributions from net investment income	(.08)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.36)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.79	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	7.59%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.69% A	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.76% A
Expenses net of all reductions	.64% A	.64%	.65%	.76% A
Net investment income (loss)	1.58% A	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 815	$ 882	$ 931	$ 1,339
Portfolio turnover rate E	14% A	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.9
Exxon Mobil Corp.	0.7	0.7
Comerica, Inc.	0.6	0.3
Visa, Inc. Class A	0.6	0.4
General Electric Co.	0.6	0.5
Procter & Gamble Co.	0.5	0.4
Regions Financial Corp.	0.4	0.3
Chevron Corp.	0.4	0.4
The Coca-Cola Co.	0.4	0.4
Google, Inc. Class A	0.4	0.5
	5.4
Top Five Bond Issuers as of March 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.8	13.2
Fannie Mae	11.5	8.9
Freddie Mac	2.3	1.2
Ginnie Mae	0.6	1.1
JPMorgan Chase Commercial Mortgage Securities Trust	0.3	0.3
	26.5
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures * 51.8%	Stock Class and Equity Futures ** 51.4%
Bond Class 39.7%	Bond Class 42.9%
Short-Term Class 8.5%	Short-Term Class 5.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	12.1
Fidelity Financials Central Fund	6.4
Fidelity Information Technology Central Fund	6.2
Fidelity Energy Central Fund	4.6
Fidelity Industrials Central Fund	4.3
Fidelity Health Care Central Fund	4.1
Fidelity Consumer Discretionary Central Fund	3.8
Fidelity Consumer Staples Central Fund	3.2
Fidelity Commodity Strategy Central Fund	2.1
Fidelity Emerging Markets Equity Central Fund	2.0
Fidelity Materials Central Fund	1.5
Fidelity Utilities Central Fund	1.2
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	52.6
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	34.5
Total Fixed-Income Central Funds	41.6
Money Market Central Funds	5.8
Net Other Assets (Liabilities)	0.0 *
Total	100.0
* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 21.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	10,570,882	$ 139,535,637
Fidelity Consumer Discretionary Central Fund (b)	1,945,019	255,711,590
Fidelity Consumer Staples Central Fund (b)	1,618,090	217,519,839
Fidelity Emerging Markets Equity Central Fund (b)	592,606	134,663,867
Fidelity Energy Central Fund (b)	2,138,789	311,022,740
Fidelity Financials Central Fund (b)	7,104,554	432,596,308
Fidelity Health Care Central Fund (b)	1,975,950	273,175,048
Fidelity Industrials Central Fund (b)	1,856,357	286,491,651
Fidelity Information Technology Central Fund (b)	2,231,128	413,294,082
Fidelity International Equity Central Fund (b)	11,138,498	815,560,801
Fidelity Materials Central Fund (b)	550,475	99,085,556
Fidelity Telecom Services Central Fund (b)	555,017	71,269,761
Fidelity Utilities Central Fund (b)	801,581	83,236,222
TOTAL EQUITY CENTRAL FUNDS (Cost $3,065,652,996)		3,533,163,102
Fixed-Income Central Funds - 41.6%

High Yield Fixed-Income Funds -7.1%
Fidelity Emerging Markets Debt Central Fund (b)	3,259,096	32,623,553
Fidelity Floating Rate Central Fund (b)	2,128,560	217,325,940
Fidelity High Income Central Fund 1 (b)	2,304,706	228,557,736
TOTAL HIGH YIELD FIXED-INCOME FUNDS		478,507,229

Investment Grade Fixed-Income Funds - 34.5%
Fidelity Tactical Income Central Fund (b)	23,037,871	2,318,531,316
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,697,820,062)		2,797,038,545
Money Market Central Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	157,040,210	$ 157,040,210
Fidelity Money Market Central Fund, .39% (a)	234,569,824	234,569,824
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $391,610,034)		391,610,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,155,083,092)	6,721,811,681
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,328,665)
NET ASSETS - 100%	$ 6,720,483,016
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135,729
Fidelity Consumer Discretionary Central Fund	1,387,256
Fidelity Consumer Staples Central Fund	2,994,940
Fidelity Emerging Markets Debt Central Fund	27,395
Fidelity Emerging Markets Equity Central Fund	434,553
Fidelity Energy Central Fund	1,995,238
Fidelity Financials Central Fund	1,698,780
Fidelity Floating Rate Central Fund	4,592,454
Fidelity Health Care Central Fund	1,104,591
Fidelity High Income Central Fund 1	9,608,992
Fidelity Industrials Central Fund	1,938,069
Fidelity Information Technology Central Fund	548,114
Fidelity International Equity Central Fund	7,019,328
Fidelity Materials Central Fund	562,981
Fidelity Money Market Central Fund	464,588
Fidelity Tactical Income Central Fund	35,037,066
Fidelity Telecom Services Central Fund	758,602
Fidelity Utilities Central Fund	1,303,722
Total	$ 71,612,398
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 64,497,967	$ 7,870,763	$ 139,535,637	15.5%
Fidelity Consumer Discretionary Central Fund	235,359,788	1,878,749	18,414,350	255,711,590	36.7%
Fidelity Consumer Staples Central Fund	228,445,360	3,449,354	30,341,788	217,519,839	35.1%
Fidelity Emerging Markets Debt Central Fund	-	32,640,424	49,484	32,623,553	33.2%
Fidelity Emerging Markets Equity Central Fund	172,366,846	19,443,827	75,121,228	134,663,867	40.9%
Fidelity Energy Central Fund	231,189,162	2,500,448	25,677,059	311,022,740	35.8%
Fidelity Financials Central Fund	390,689,038	16,808,426	11,216,062	432,596,308	36.1%
Fidelity Floating Rate Central Fund	193,642,208	17,259,835	4,723,962	217,325,940	7.4%
Fidelity Health Care Central Fund	267,409,685	1,639,013	52,715,626	273,175,048	37.0%
Fidelity High Income Central Fund 1	257,887,814	10,188,533	47,998,440	228,557,736	41.4%
Fidelity Industrials Central Fund	257,594,118	2,458,783	34,865,848	286,491,651	37.1%
Fidelity Information Technology Central Fund	387,038,121	1,299,178	51,947,617	413,294,082	36.7%
Fidelity International Equity Central Fund	746,878,361	9,496,751	19,183,262	815,560,801	43.3%
Fidelity Materials Central Fund	85,849,120	754,044	10,501,952	99,085,556	37.7%
Fidelity Tactical Income Central Fund	2,319,043,365	73,204,351	54,648,733	2,318,531,316	48.5%
Fidelity Telecom Services Central Fund	66,739,289	897,292	2,912,846	71,269,761	35.6%
Fidelity Utilities Central Fund	84,950,881	1,474,900	8,823,788	83,236,222	36.9%
Total	$ 5,990,325,040	$ 259,891,875	$ 457,012,808	$ 6,330,201,647
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	26.3%
AAA,AA,A	4.8%
BBB	5.0%
BB	2.8%
B	3.6%
CCC,CC,C	0.6%
Not Rated	0.7%
Equities*	52.0%
Short-Term Investments and Net Other Assets	4.2%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.5%
United Kingdom	3.7%
Japan	2.0%
Switzerland	1.5%
France	1.3%
Germany	1.2%
Canada	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $601,103,300 of which $544,429,664 and $56,673,636 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in Fidelity Central Funds (cost $6,155,083,092)		$ 6,721,811,681
Receivable for investments sold		5,641,643
Receivable for fund shares sold		3,208,564
Distributions receivable from Fidelity Central Funds		99,516
Prepaid expenses		7,778
Other receivables		431,901
Total assets		6,731,201,083

Liabilities
Payable for investments purchased	$ 78,925
Payable for fund shares redeemed	6,501,036
Accrued management fee	2,817,105
Transfer agent fee payable	918,889
Distribution and service plan fees payable	39,281
Other affiliated payables	126,625
Other payables and accrued expenses	236,206
Total liabilities		10,718,067

Net Assets		$ 6,720,483,016
Net Assets consist of:
Paid in capital		$ 6,433,371,796
Undistributed net investment income		21,542,363
Accumulated undistributed net realized gain (loss) on investments		(301,159,732)
Net unrealized appreciation (depreciation) on investments		566,728,589
Net Assets		$ 6,720,483,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,525,212 ÷ 3,376,599 shares)		$ 15.85

Maximum offering price per share (100/94.25 of $15.85)		$ 16.82
Class T: Net Asset Value and redemption price per share ($21,167,819 ÷ 1,336,627 shares)		$ 15.84

Maximum offering price per share (100/96.50 of $15.84)		$ 16.41
Class B: Net Asset Value and offering price per share ($4,723,858 ÷ 299,010 shares)A		$ 15.80

Class C: Net Asset Value and offering price per share ($18,373,435 ÷ 1,164,794 shares)A		$ 15.77

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,610,758,013 ÷ 415,703,223 shares)		$ 15.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,934,679 ÷ 751,554 shares)		$ 15.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 2,226
Income from Fidelity Central Funds		71,612,398
Total income		71,614,624

Expenses
Management fee	$ 16,822,761
Transfer agent fees	5,530,931
Distribution and service plan fees	217,895
Accounting fees and expenses	716,757
Custodian fees and expenses	2,501
Independent trustees' compensation	12,671
Appreciation in deferred trustee compensation account	907
Registration fees	70,946
Audit	7,980
Legal	21,948
Miscellaneous	35,440
Total expenses before reductions	23,440,737
Expense reductions	(435,446)	23,005,291
Net investment income (loss)		48,609,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	131,001,919
Futures contracts	6,583,459
Capital gain distributions from Fidelity Central Funds	7,025
Total net realized gain (loss)		137,592,403
Change in net unrealized appreciation (depreciation) on: Investment securities	410,499,230
Futures contracts	(2,885,667)
Total change in net unrealized appreciation (depreciation)		407,613,563
Net gain (loss)		545,205,966
Net increase (decrease) in net assets resulting from operations		$ 593,815,299

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,609,333	$ 116,916,038
Net realized gain (loss)	137,592,403	94,639,028
Change in net unrealized appreciation (depreciation)	407,613,563	422,670,536
Net increase (decrease) in net assets resulting from operations	593,815,299	634,225,602
Distributions to shareholders from net investment income	(56,245,539)	(118,842,592)
Distributions to shareholders from net realized gain	(10,387,743)	-
Total distributions	(66,633,282)	(118,842,592)
Share transactions - net increase (decrease)	(201,501,877)	(179,994,284)
Total increase (decrease) in net assets	325,680,140	335,388,726

Net Assets
Beginning of period	6,394,802,876	6,059,414,150
End of period (including undistributed net investment income of $21,542,363 and undistributed net investment income of $29,178,569, respectively)	$ 6,720,483,016	$ 6,394,802,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.64	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.09	.23	.30	.36	.43
Net realized and unrealized gain (loss)	1.25	1.17	.60	(2.96)	1.45
Total from investment operations	1.34	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.11)	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.13)	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 15.85	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	9.22%	10.52%	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.01% A	.98%	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.01% A	.98%	1.02%	.99%	1.01% A
Expenses net of all reductions	1.00% A	.96%	1.01%	.98%	1.00% A
Net investment income (loss)	1.16% A	1.62%	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,525	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.63	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.07	.19	.27	.33	.39
Net realized and unrealized gain (loss)	1.26	1.17	.60	(2.96)	1.46
Total from investment operations	1.33	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.10)	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.12)	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 15.84	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	9.13%	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.23% A	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.21% A	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	.95% A	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,168	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.59	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.03	.11	.21	.24	.30
Net realized and unrealized gain (loss)	1.26	1.17	.60	(2.96)	1.46
Total from investment operations	1.29	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.05)	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.08) I	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 15.80	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	8.84%	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.76% A	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.76% A	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.75% A	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.41% A	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,724	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.051 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 14.57	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.03	.12	.21	.25	.31
Net realized and unrealized gain (loss)	1.25	1.17	.59	(2.95)	1.45
Total from investment operations	1.28	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.06)	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.08)	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 15.77	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	8.83%	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.73% A	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.72% A	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.44% A	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,373	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Income from Investment Operations
Net investment income (loss) D	.11	.26	.33	.41	.49	.45
Net realized and unrealized gain (loss)	1.26	1.18	.60	(2.97)	1.41	.73
Total from investment operations	1.37	1.44	.93	(2.56)	1.90	1.18
Distributions from net investment income	(.13)	(.27)	(.38)	(.47)	(.50)	(.45)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)	(.41)
Total distributions	(.15)	(.27)	(.39)	(1.57)	(1.40)	(.86)
Net asset value, end of period	$ 15.90	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Total Return B, C	9.43%	10.79%	7.78%	(16.34)%	12.02%	7.50%
Ratios to Average Net Assets F
Expenses before reductions	.70% A	.71%	.77%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70% A	.71%	.77%	.71%	.71%	.72%
Expenses net of all reductions	.69% A	.70%	.77%	.70%	.70%	.71%
Net investment income (loss)	1.47% A	1.89%	2.85%	2.74%	2.93%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,610,758	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214
Portfolio turnover rate E	8% A	19%	15%	8%	12%	65% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 F
Net asset value, beginning of period	$ 14.67	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.11	.26	.34	.42	.48
Net realized and unrealized gain (loss)	1.26	1.19	.59	(2.98)	1.46
Total from investment operations	1.37	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.13)	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.16) H	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 15.88	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	9.37%	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.73% A	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.72% A	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.44% A	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,935	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	8% A	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	1.0
Comerica, Inc.	0.8	0.3
Exxon Mobil Corp.	0.8	0.8
Visa, Inc. Class A	0.8	0.5
General Electric Co.	0.6	0.6
Procter & Gamble Co.	0.6	0.5
Regions Financial Corp.	0.5	0.4
Chevron Corp.	0.5	0.5
The Coca-Cola Co.	0.5	0.5
Citigroup, Inc.	0.5	0.4
	6.5
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 60.8%	Stock Class and Equity Futures** 61.0%
Bond Class 35.4%	Bond Class 37.4%
Short-Term Class 3.8%	Short-Term Class 1.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	14.8
Fidelity Financials Central Fund	7.9
Fidelity Information Technology Central Fund	7.1
Fidelity Energy Central Fund	5.2
Fidelity Industrials Central Fund	4.9
Fidelity Consumer Discretionary Central Fund	4.7
Fidelity Health Care Central Fund	4.6
Fidelity Consumer Staples Central Fund	3.8
Fidelity Emerging Markets Equity Central Fund	2.4
Fidelity Commodity Strategy Central Fund	2.1
Fidelity Materials Central Fund	1.7
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.2
Total Equity Central Funds	61.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.0
Investment Grade Fixed-Income Funds	30.0
Total Fixed-Income Central Funds	37.0
Money Market Central Funds	1.2
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 24.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	412,052	$ 5,439,090
Fidelity Consumer Discretionary Central Fund (b)	92,190	12,120,158
Fidelity Consumer Staples Central Fund (b)	72,242	9,711,473
Fidelity Emerging Markets Equity Central Fund (b)	27,354	6,215,959
Fidelity Energy Central Fund (b)	93,318	13,570,313
Fidelity Financials Central Fund (b)	334,716	20,380,859
Fidelity Health Care Central Fund (b)	85,983	11,887,098
Fidelity Industrials Central Fund (b)	82,393	12,715,758
Fidelity Information Technology Central Fund (b)	99,679	18,464,584
Fidelity International Equity Central Fund (b)	523,443	38,326,517
Fidelity Materials Central Fund (b)	24,448	4,400,622
Fidelity Telecom Services Central Fund (b)	24,586	3,157,106
Fidelity Utilities Central Fund (b)	35,144	3,649,331
TOTAL EQUITY CENTRAL FUNDS (Cost $140,994,964)		160,038,868
Fixed-Income Central Funds - 37.0%

High Yield Fixed-Income Funds - 7.0%
Fidelity Emerging Markets Debt Central Fund (b)	129,054	1,291,831
Fidelity Floating Rate Central Fund (b)	81,162	8,286,617
Fidelity High Income Central Fund 1 (b)	86,172	8,545,687
TOTAL HIGH YIELD FIXED-INCOME FUNDS		18,124,135
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Tactical Income Central Fund (b)	771,938	77,687,888
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $93,220,092)		95,812,023
Money Market Central Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a) (Cost $3,075,049)	3,075,049	$ 3,075,049
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $237,290,105)	258,925,940
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,330)
NET ASSETS - 100%	$ 258,920,610
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,471
Fidelity Consumer Discretionary Central Fund	47,491
Fidelity Consumer Staples Central Fund	110,526
Fidelity Emerging Markets Debt Central Fund	1,035
Fidelity Emerging Markets Equity Central Fund	12,746
Fidelity Energy Central Fund	71,313
Fidelity Financials Central Fund	53,071
Fidelity Floating Rate Central Fund	132,026
Fidelity Health Care Central Fund	34,745
Fidelity High Income Central Fund 1	253,679
Fidelity Industrials Central Fund	67,374
Fidelity Information Technology Central Fund	17,302
Fidelity International Equity Central Fund	265,562
Fidelity Materials Central Fund	19,126
Fidelity Tactical Income Central Fund	856,634
Fidelity Telecom Services Central Fund	22,219
Fidelity Utilities Central Fund	45,621
Total	$ 2,012,941
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 3,788,037	$ 48,402	$ 5,439,090	0.6%
Fidelity Consumer Discretionary Central Fund	5,756,305	5,446,480	149,743	12,120,158	1.7%
Fidelity Consumer Staples Central Fund	5,811,550	3,556,357	141,613	9,711,473	1.6%
Fidelity Emerging Markets Debt Central Fund	-	1,291,054	-	1,291,831	1.3%
Fidelity Emerging Markets Equity Central Fund	4,128,180	3,797,168	2,220,068	6,215,959	1.9%
Fidelity Energy Central Fund	5,915,090	4,340,652	154,678	13,570,313	1.6%
Fidelity Financials Central Fund	10,671,039	9,325,886	596,945	20,380,859	1.7%
Fidelity Floating Rate Central Fund	4,167,636	3,854,754	31,264	8,286,617	0.3%
Fidelity Health Care Central Fund	6,551,401	3,714,302	252,050	11,887,098	1.6%
Fidelity High Income Central Fund 1	4,893,382	4,686,361	1,238,690	8,545,687	1.5%
Fidelity Industrials Central Fund	6,164,332	4,826,089	159,642	12,715,758	1.6%
Fidelity Information Technology Central Fund	8,716,166	7,783,626	292,218	18,464,584	1.6%
Fidelity International Equity Central Fund	19,858,213	16,681,500	675,622	38,326,517	2.0%
Fidelity Materials Central Fund	2,114,208	1,646,391	58,280	4,400,622	1.7%
Fidelity Tactical Income Central Fund	40,787,960	37,884,986	695,544	77,687,888	1.6%
Fidelity Telecom Services Central Fund	1,538,035	1,438,146	41,468	3,157,106	1.6%
Fidelity Utilities Central Fund	2,134,412	1,384,608	53,290	3,649,331	1.6%
Total	$ 130,417,603	$ 115,446,397	$ 6,809,517	$ 255,850,891
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	22.8%
AAA,AA,A	4.0%
BBB	4.4%
BB	2.9%
B	3.6%
CCC,CC,C	0.4%
Not Rated	0.7%
Equities*	60.8%
Short-Term Investments and Net Other Assets	0.4%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.3%
United Kingdom	4.4%
Japan	2.4%
Switzerland	1.7%
France	1.6%
Germany	1.4%
Canada	1.3%
Brazil	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $237,290,105)		$ 258,925,940
Cash		987
Receivable for investments sold		109,772
Receivable for fund shares sold		1,547,909
Distributions receivable from Fidelity Central Funds		488
Prepaid expenses		152
Other receivables		6,030
Total assets		260,591,278

Liabilities
Payable for investments purchased	$ 1,358,864
Payable for fund shares redeemed	125,907
Accrued management fee	114,256
Distribution and service plan fees payable	16,021
Other affiliated payables	41,385
Other payables and accrued expenses	14,235
Total liabilities		1,670,668

Net Assets		$ 258,920,610
Net Assets consist of:
Paid in capital		$ 236,988,318
Undistributed net investment income		685,850
Accumulated undistributed net realized gain (loss) on investments		(389,393)
Net unrealized appreciation (depreciation) on investments		21,635,835
Net Assets		$ 258,920,610

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,627,250 ÷ 3,225,753 shares)		$ 9.80

Maximum offering price per share (100/94.25 of $9.80)		$ 10.40
Class T: Net Asset Value and redemption price per share ($7,060,866 ÷ 722,213 shares)		$ 9.78

Maximum offering price per share (100/96.50 of $9.78)		$ 10.13
Class B: Net Asset Value and offering price per share ($2,192,737 ÷ 224,434 shares)A		$ 9.77

Class C: Net Asset Value and offering price per share ($6,316,015 ÷ 648,035 shares)A		$ 9.75

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($205,286,343 ÷ 20,872,732 shares)		$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,437,399 ÷ 654,776 shares)		$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 20
Income from Fidelity Central Funds		2,012,941
Total income		2,012,961

Expenses
Management fee	$ 528,435
Transfer agent fees	160,827
Distribution and service plan fees	89,282
Accounting fees and expenses	46,674
Custodian fees and expenses	2,501
Independent trustees' compensation	305
Registration fees	41,962
Audit	5,423
Legal	340
Miscellaneous	783
Total expenses before reductions	876,532
Expense reductions	(20,849)	855,683
Net investment income (loss)		1,157,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,861,167
Futures contracts	22,093
Total net realized gain (loss)		1,883,260
Change in net unrealized appreciation (depreciation) on: Investment securities	14,935,239
Futures contracts	1,668
Total change in net unrealized appreciation (depreciation)		14,936,907
Net gain (loss)		16,820,167
Net increase (decrease) in net assets resulting from operations		$ 17,977,445

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,157,278	$ 1,632,043
Net realized gain (loss)	1,883,260	3,650,863
Change in net unrealized appreciation (depreciation)	14,936,907	4,613,011
Net increase (decrease) in net assets resulting from operations	17,977,445	9,895,917
Distributions to shareholders from net investment income	(1,801,117)	(928,570)
Distributions to shareholders from net realized gain	(4,681,894)	(200,877)
Total distributions	(6,483,011)	(1,129,447)
Share transactions - net increase (decrease)	115,569,803	57,616,057
Total increase (decrease) in net assets	127,064,237	66,382,527

Net Assets
Beginning of period	131,856,373	65,473,846
End of period (including undistributed net investment income of $685,850 and undistributed net investment income of $1,329,689, respectively)	$ 258,920,610	$ 131,856,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15	.17
Net realized and unrealized gain (loss)	.92	.76	.41	(2.18)
Total from investment operations	.97	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.36) I	(.11)	(.10)	(.04)
Net asset value, end of period	$ 9.80	$ 9.19	$ 8.41	$ 7.95
Total Return B, C, D	10.69%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.13% A	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.09% A	1.08%	1.09%	1.16% A
Net investment income (loss)	1.03% A	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,627	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.13	.15
Net realized and unrealized gain (loss)	.92	.76	.42	(2.19)
Total from investment operations	.96	.86	.55	(2.04)
Distributions from net investment income	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 9.78	$ 9.15	$ 8.38	$ 7.93
Total Return B, C, D	10.65%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.34% A	1.33%	1.34%	1.42% A
Net investment income (loss)	.78% A	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,061	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.06	.10	.11
Net realized and unrealized gain (loss)	.92	.75	.42	(2.19)
Total from investment operations	.93	.81	.52	(2.08)
Distributions from net investment income	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 9.77	$ 9.12	$ 8.37	$ 7.90
Total Return B, C, D	10.38%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.96% A	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.84% A	1.83%	1.84%	1.92% A
Net investment income (loss)	.28% A	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,193	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.06	.10	.11
Net realized and unrealized gain (loss)	.93	.74	.42	(2.19)
Total from investment operations	.94	.80	.52	(2.08)
Distributions from net investment income	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 9.75	$ 9.10	$ 8.37	$ 7.90
Total Return B, C, D	10.44%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.90% A	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.84% A	1.83%	1.84%	1.91% A
Net investment income (loss)	.28% A	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,316	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate F	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.17	.19
Net realized and unrealized gain (loss)	.93	.76	.42	(2.18)
Total from investment operations	.99	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.84	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.93%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.81% A	.85%	.85%	.89% A
Expenses net of all reductions	.80% A	.83%	.84%	.89% A
Net investment income (loss)	1.32% A	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,286	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate E	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.17	.20
Net realized and unrealized gain (loss)	.92	.76	.42	(2.19)
Total from investment operations	.98	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.83	$ 9.22	$ 8.43	$ 7.96
Total Return B, C	10.86%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.94% A
Expenses net of all reductions	.84% A	.83%	.84%	.93% A
Net investment income (loss)	1.28% A	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,437	$ 3,228	$ 844	$ 792
Portfolio turnover rate E	7% A	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.3
Exxon Mobil Corp.	0.9	0.9
Comerica, Inc.	0.9	0.4
Visa, Inc. Class A	0.8	0.6
General Electric Co.	0.8	0.7
Procter & Gamble Co.	0.7	0.6
Regions Financial Corp.	0.6	0.4
Chevron Corp.	0.6	0.5
The Coca-Cola Co.	0.5	0.6
Citigroup, Inc.	0.5	0.4
	7.4
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 71.3%	Stock Class and Equity Futures** 71.5%
Bond Class 25.2%	Bond Class 26.7%
Short-Term Class 3.5%	Short-Term Class 1.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	17.2
Fidelity Financials Central Fund	8.9
Fidelity Information Technology Central Fund	8.4
Fidelity Energy Central Fund	6.4
Fidelity Industrials Central Fund	5.8
Fidelity Health Care Central Fund	5.4
Fidelity Consumer Discretionary Central Fund	5.3
Fidelity Consumer Staples Central Fund	4.4
Fidelity Emerging Markets Equity Central Fund	2.9
Fidelity Commodity Strategy Central Fund	2.3
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.7
Fidelity Telecom Services Central Fund	1.5
Total Equity Central Funds	72.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	19.3
Total Fixed-Income Central Funds	26.4
Money Market Central Funds	1.4
U.S. Treasury Obligations	0.0*
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 28.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 72.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	4,665,141	$ 61,579,866
Fidelity Consumer Discretionary Central Fund (c)	1,096,222	144,120,255
Fidelity Consumer Staples Central Fund (c)	887,511	119,308,049
Fidelity Emerging Markets Equity Central Fund (c)	347,277	78,915,120
Fidelity Energy Central Fund (c)	1,190,592	173,135,825
Fidelity Financials Central Fund (c)	3,978,718	242,264,143
Fidelity Health Care Central Fund (c)	1,064,588	147,179,346
Fidelity Industrials Central Fund (c)	1,017,284	156,997,380
Fidelity Information Technology Central Fund (c)	1,224,813	226,884,443
Fidelity International Equity Central Fund (c)	6,361,542	465,792,078
Fidelity Materials Central Fund (c)	308,170	55,470,636
Fidelity Telecom Services Central Fund (c)	306,693	39,382,484
Fidelity Utilities Central Fund (c)	455,712	47,321,094
TOTAL EQUITY CENTRAL FUNDS (Cost $1,809,601,912)		1,958,350,719
Fixed-Income Central Funds - 26.4%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (c)	1,351,292	13,526,430
Fidelity Floating Rate Central Fund (c)	847,329	86,512,323
Fidelity High Income Central Fund 1 (c)	923,058	91,539,705
TOTAL HIGH YIELD FIXED-INCOME FUNDS		191,578,458
Investment Grade Fixed-Income Funds - 19.3%
Fidelity Tactical Income Central Fund (c)	5,219,155	525,255,758
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $693,927,446)		716,834,216
Money Market Central Funds - 1.4%

Fidelity Cash Central Fund, 0.16% (a)	38,647,440	38,647,440
Fidelity Money Market Central Fund, .39% (a)	56,252	56,252
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $38,703,692)		38,703,692
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/14/11 (b) (Cost $849,990)	$ 850,000	$ 849,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,543,083,040)	2,714,738,615
NET OTHER ASSETS (LIABILITIES) - 0.0%	(601,006)
NET ASSETS - 100%	$ 2,714,137,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
96 CME E-mini MSCI EAFE Index Contracts	June 2011	$ 8,097,600	$ (40,877)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $849,988.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,262
Fidelity Consumer Discretionary Central Fund	792,416
Fidelity Consumer Staples Central Fund	1,658,607
Fidelity Emerging Markets Debt Central Fund	11,348
Fidelity Emerging Markets Equity Central Fund	242,007
Fidelity Energy Central Fund	1,124,906
Fidelity Financials Central Fund	958,452
Fidelity Floating Rate Central Fund	1,857,667
Fidelity Health Care Central Fund	624,341
Fidelity High Income Central Fund 1	3,781,420
Fidelity Industrials Central Fund	1,084,065
Fidelity Information Technology Central Fund	303,743
Fidelity International Equity Central Fund	3,917,323
Fidelity Materials Central Fund	319,093
Fidelity Money Market Central Fund	111
Fidelity Tactical Income Central Fund	7,961,610
Fidelity Telecom Services Central Fund	432,025
Fidelity Utilities Central Fund	743,653
Total	$ 25,853,049
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 33,962,652	$ 5,074,767	$ 61,579,866	6.8%
Fidelity Consumer Discretionary Central Fund	136,069,986	1,356,736	14,381,353	144,120,255	20.7%
Fidelity Consumer Staples Central Fund	127,570,864	2,208,474	19,180,820	119,308,049	19.3%
Fidelity Emerging Markets Debt Central Fund	-	13,523,266	10,297	13,526,430	13.8%
Fidelity Emerging Markets Equity Central Fund	97,790,561	12,423,294	41,331,134	78,915,120	24.0%
Fidelity Energy Central Fund	128,969,183	2,267,487	15,996,699	173,135,825	19.9%
Fidelity Financials Central Fund	220,799,745	12,793,522	12,028,631	242,264,143	20.2%
Fidelity Floating Rate Central Fund	77,935,224	7,824,150	3,737,362	86,512,323	2.9%
Fidelity Health Care Central Fund	156,854,066	1,276,435	43,328,167	147,179,346	19.9%
Fidelity High Income Central Fund 1	101,665,775	4,642,997	18,096,026	91,539,705	16.6%
Fidelity Industrials Central Fund	146,394,662	1,722,299	25,593,449	156,997,380	20.3%
Fidelity Information Technology Central Fund	221,911,599	1,177,670	39,944,374	226,884,443	20.2%
Fidelity International Equity Central Fund	416,002,632	21,132,577	14,517,913	465,792,078	24.7%
Fidelity Materials Central Fund	49,299,265	552,941	7,514,521	55,470,636	21.1%
Fidelity Tactical Income Central Fund	522,594,935	40,452,920	33,785,786	525,255,758	11.0%
Fidelity Telecom Services Central Fund	38,131,375	1,589,569	3,990,383	39,382,484	19.7%
Fidelity Utilities Central Fund	48,555,300	936,484	5,383,586	47,321,094	21.0%
Total	$ 2,515,960,602	$ 159,843,473	$ 303,895,268	$ 2,675,184,935
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,958,350,719	$ 1,958,350,719	$ -	$ -
Fixed-Income Central Funds	716,834,216	716,834,216	-	-
Money Market Central Funds	38,703,692	38,703,692	-	-
U.S. Treasury Obligations	849,988	-	849,988	-
Total Investments in Securities:	$ 2,714,738,615	$ 2,713,888,627	$ 849,988	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (40,877)	$ (40,877)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (40,877)
Total Value of Derivatives	$ -	$ (40,877)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	14.8%
AAA,AA,A	2.9%
BBB	2.6%
BB	2.7%
B	3.6%
CCC,CC,C	0.4%
Not Rated	0.7%
Equities*	71.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.5%
United Kingdom	4.7%
Japan	2.8%
Switzerland	1.9%
France	1.9%
Germany	1.6%
Brazil	1.3%
Canada	1.3%
Netherlands	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.0%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $488,478,911 of which $82,190,858, $17,772,552, $308,410,806 and $80,104,695 will expire in fiscal 2011, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $849,990)	$ 849,988
Fidelity Central Funds (cost $2,542,233,050)	2,713,888,627
Total Investments (cost $2,543,083,040)		$ 2,714,738,615
Receivable for investments sold		1,193,934
Receivable for fund shares sold		2,641,590
Distributions receivable from Fidelity Central Funds		6,032
Prepaid expenses		3,109
Other receivables		185,459
Total assets		2,718,768,739

Liabilities
Payable for investments purchased	$ 557,591
Payable for fund shares redeemed	2,106,973
Accrued management fee	1,259,375
Transfer agent fee payable	407,340
Distribution and service plan fees payable	89,532
Payable for daily variation on futures contracts	40,800
Other affiliated payables	87,170
Other payables and accrued expenses	82,349
Total liabilities		4,631,130

Net Assets		$ 2,714,137,609
Net Assets consist of:
Paid in capital		$ 2,733,631,989
Undistributed net investment income		6,188,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,297,759)
Net unrealized appreciation (depreciation) on investments		171,614,698
Net Assets		$ 2,714,137,609

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,850,627 ÷ 7,484,900 shares)		$ 16.95

Maximum offering price per share (100/94.25 of $16.95)		$ 17.98
Class T: Net Asset Value and redemption price per share ($47,984,381 ÷ 2,832,709 shares)		$ 16.94

Maximum offering price per share (100/96.50 of $16.94)		$ 17.55
Class B: Net Asset Value and offering price per share ($13,223,880 ÷ 780,381 shares)A		$ 16.95

Class C: Net Asset Value and offering price per share ($39,383,057 ÷ 2,330,696 shares)A		$ 16.90

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,458,126,064 ÷ 144,812,218 shares)		$ 16.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,569,600 ÷ 1,682,076 shares)		$ 16.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 984
Income from Fidelity Central Funds		25,853,049
Total income		25,854,033

Expenses
Management fee	$ 7,511,636
Transfer agent fees	2,458,864
Distribution and service plan fees	522,853
Accounting fees and expenses	510,693
Custodian fees and expenses	3,216
Independent trustees' compensation	5,082
Appreciation in deferred trustee compensation account	222
Registration fees	58,593
Audit	8,628
Legal	9,863
Miscellaneous	14,394
Total expenses before reductions	11,104,044
Expense reductions	(240,362)	10,863,682
Net investment income (loss)		14,990,351
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68
Fidelity Central Funds	73,915,919
Foreign currency transactions	266
Futures contracts	3,388,407
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		77,304,662
Change in net unrealized appreciation (depreciation) on: Investment securities	231,477,945
Assets and liabilities in foreign currencies	(53)
Futures contracts	(1,726,902)
Total change in net unrealized appreciation (depreciation)		229,750,990
Net gain (loss)		307,055,652
Net increase (decrease) in net assets resulting from operations		$ 322,046,003

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,990,351	$ 35,677,496
Net realized gain (loss)	77,304,662	22,442,220
Change in net unrealized appreciation (depreciation)	229,750,990	206,059,087
Net increase (decrease) in net assets resulting from operations	322,046,003	264,178,803
Distributions to shareholders from net investment income	(36,469,146)	(38,479,238)
Distributions to shareholders from net realized gain	(4,972,014)	(1,558,563)
Total distributions	(41,441,160)	(40,037,801)
Share transactions - net increase (decrease)	(156,270,667)	(67,975,317)
Total increase (decrease) in net assets	124,334,176	156,165,685

Net Assets
Beginning of period	2,589,803,433	2,433,637,748
End of period (including undistributed net investment income of $6,188,681 and undistributed net investment income of $27,667,476, respectively)	$ 2,714,137,609	$ 2,589,803,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.17	.22	-J
Net realized and unrealized gain (loss)	1.85	1.33	.40	(.52)
Total from investment operations	1.92	1.50	.62	(.52)
Distributions from net investment income	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 16.95	$ 15.24	$ 13.94	$ 13.62
Total Return B, C, D	12.68%	10.87%	5.28%	(3.68)%
Ratios to Average Net AssetsH
Expenses before reductions	1.09% A	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.09% A	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07% A	1.10%	1.18%	1.24% A
Net investment income (loss)	.85% A	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,851	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate F	12% A	21%	13%	14%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.05	.13	.19	- J
Net realized and unrealized gain (loss)	1.85	1.33	.39	(.52)
Total from investment operations	1.90	1.46	.58	(.52)
Distributions from net investment income	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.16) K	(.29)	-
Net asset value, end of period	$ 16.94	$ 15.21	$ 13.91	$ 13.62
Total Return B, C, D	12.52%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35% A	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.33% A	1.36%	1.43%	1.49% A
Net investment income (loss)	.59% A	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,984	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate F	12% A	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- J	.05	.13	- J
Net realized and unrealized gain (loss)	1.85	1.33	.39	(.52)
Total from investment operations	1.85	1.38	.52	(.52)
Distributions from net investment income	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 16.95	$ 15.15	$ 13.86	$ 13.62
Total Return B, C, D	12.25%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.90% A	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90% A	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89% A	1.90%	1.94%	1.99% A
Net investment income (loss)	.03% A	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,224	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate F	12% A	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 G
Net asset value, beginning of period	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.06	.13	- J
Net realized and unrealized gain (loss)	1.84	1.33	.39	(.52)
Total from investment operations	1.85	1.39	.52	(.52)
Distributions from net investment income	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 16.90	$ 15.13	$ 13.86	$ 13.62
Total Return B, C, D	12.28%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.83% A	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83% A	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81% A	1.82%	1.91%	1.99% A
Net investment income (loss)	.11% A	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,383	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate F	12% A	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Income from Investment Operations
Net investment income (loss) D	.09	.21	.25	.33	.38	.34
Net realized and unrealized gain (loss)	1.86	1.34	.41	(4.06)	1.97	.84
Total from investment operations	1.95	1.55	.66	(3.73)	2.35	1.18
Distributions from net investment income	(.23)	(.23)	(.31)	(.41)	(.39)	(.29)
Distributions from net realized gain	(.03)	(.01)	-	(.02)	-	(.01)
Total distributions	(.26)	(.24)	(.31)	(.43)	(.39)	(.30)
Net asset value, end of period	$ 16.97	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Total Return B, C	12.83%	11.21%	5.59%	(21.46)%	15.07%	7.98%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.80%	.88%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.78% A	.80%	.88%	.79%	.80%	.81%
Expenses net of all reductions	.76% A	.78%	.86%	.78%	.78%	.79%
Net investment income (loss)	1.16% A	1.47%	2.20%	2.07%	2.26%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,458,126	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093	$ 3,137,094
Portfolio turnover rate E	12% A	21%	13%	14% G	14%	82% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008 F
Net asset value, beginning of period	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.09	.21	.25	- I
Net realized and unrealized gain (loss)	1.85	1.33	.41	(.52)
Total from investment operations	1.94	1.54	.66	(.52)
Distributions from net investment income	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 16.98	$ 15.29	$ 13.97	$ 13.62
Total Return B, C	12.80%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.82% A	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.82% A	.84%	.90%	1.00% A
Expenses net of all reductions	.80% A	.82%	.89%	.99% A
Net investment income (loss)	1.12% A	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,570	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate E	12% A	21%	13%	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to ..15%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.6
Exxon Mobil Corp.	1.1	1.2
Comerica, Inc.	1.1	0.5
Visa, Inc. Class A	1.0	0.8
General Electric Co.	0.9	0.9
Procter & Gamble Co.	0.9	0.8
Chevron Corp.	0.7	0.7
Regions Financial Corp.	0.7	0.6
The Coca-Cola Co.	0.7	0.7
Citigroup, Inc.	0.6	0.6
	9.0
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stock Class and Equity Futures* 85.5%	Stock Class and Equity Futures** 86.1%
Bond Class 12.3%	Bond Class 12.9%
Short-Term Class 2.2%	Short-Term Class 1.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.4%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	20.2
Fidelity Financials Central Fund	10.8
Fidelity Information Technology Central Fund	10.0
Fidelity Energy Central Fund	7.8
Fidelity Industrials Central Fund	7.2
Fidelity Health Care Central Fund	6.7
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	5.4
Fidelity Emerging Markets Equity Central Fund	3.5
Fidelity Materials Central Fund	2.5
Fidelity Commodity Strategy Central Fund	2.4
Fidelity Utilities Central Fund	2.1
Fidelity Telecom Services Central Fund	1.7
Total Equity Central Funds	86.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.4
Investment Grade Fixed-Income Funds	7.5
Total Fixed-Income Central Funds	12.9
Money Market Central Funds	0.4
U.S. Treasury Obligations	0.0*
Net Other Assets (Liabilities)	0.0*
Total	100.0

* Amount represents less than 0.1%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 33.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,405,906	$ 18,557,959
Fidelity Consumer Discretionary Central Fund (c)	377,565	49,638,424
Fidelity Consumer Staples Central Fund (c)	310,929	41,798,153
Fidelity Emerging Markets Equity Central Fund (c)	119,533	27,162,638
Fidelity Energy Central Fund (c)	416,076	60,505,757
Fidelity Financials Central Fund (c)	1,373,193	83,613,738
Fidelity Health Care Central Fund (c)	377,635	52,208,085
Fidelity Industrials Central Fund (c)	361,104	55,729,152
Fidelity Information Technology Central Fund (c)	421,063	77,997,681
Fidelity International Equity Central Fund (c)	2,143,097	156,917,537
Fidelity Materials Central Fund (c)	107,239	19,303,032
Fidelity Telecom Services Central Fund (c)	104,789	13,455,996
Fidelity Utilities Central Fund (c)	156,281	16,228,267
TOTAL EQUITY CENTRAL FUNDS (Cost $606,014,387)		673,116,419
Fixed-Income Central Funds - 12.9%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	371,364	3,717,358
Fidelity High Income Central Fund 1 (c)	385,077	38,188,098
TOTAL HIGH YIELD FIXED-INCOME FUNDS		41,905,456
Investment Grade Fixed-Income Funds - 7.5%
Fidelity Tactical Income Central Fund (c)	578,173	58,187,288
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $94,330,643)		100,092,744
Money Market Central Funds - 0.4%

Fidelity Cash Central Fund, 0.16% (a) (Cost $2,925,184)	2,925,184	2,925,184
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/14/11 (b) (Cost $249,997)	$ 250,000	$ 249,996
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $703,520,211)	776,384,343
NET OTHER ASSETS (LIABILITIES) - 0.0%	(220,339)
NET ASSETS - 100%	$ 776,164,004
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini MSCI EAFE Index Contracts	June 2011	$ 2,277,450	$ (11,497)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,996.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,562
Fidelity Consumer Discretionary Central Fund	255,425
Fidelity Consumer Staples Central Fund	556,658
Fidelity Emerging Markets Debt Central Fund	3,114
Fidelity Emerging Markets Equity Central Fund	76,230
Fidelity Energy Central Fund	381,983
Fidelity Financials Central Fund	314,580
Fidelity Health Care Central Fund	199,568
Fidelity High Income Central Fund 1	1,491,194
Fidelity Industrials Central Fund	354,895
Fidelity Information Technology Central Fund	101,906
Fidelity International Equity Central Fund	1,309,910
Fidelity Materials Central Fund	107,063
Fidelity Tactical Income Central Fund	789,101
Fidelity Telecom Services Central Fund	139,770
Fidelity Utilities Central Fund	240,355
Total	$ 6,325,314
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 11,333,975	$ 907,717	$ 18,557,959	2.1%
Fidelity Consumer Discretionary Central Fund	41,517,985	2,805,891	1,264,952	49,638,424	7.1%
Fidelity Consumer Staples Central Fund	41,570,091	1,468,475	4,101,130	41,798,153	6.8%
Fidelity Emerging Markets Debt Central Fund	-	3,717,062	3,346	3,717,358	3.8%
Fidelity Emerging Markets Equity Central Fund	31,592,728	2,635,960	10,292,481	27,162,638	8.3%
Fidelity Energy Central Fund	42,371,501	1,500,791	2,884,919	60,505,757	7.0%
Fidelity Financials Central Fund	73,413,516	6,102,144	2,645,052	83,613,738	7.0%
Fidelity Health Care Central Fund	47,129,056	1,312,162	6,649,894	52,208,085	7.1%
Fidelity High Income Central Fund 1	38,851,929	3,119,367	5,088,582	38,188,098	6.9%
Fidelity Industrials Central Fund	43,949,561	2,376,794	1,543,825	55,729,152	7.2%
Fidelity Information Technology Central Fund	68,558,855	3,840,199	8,339,342	77,997,681	6.9%
Fidelity International Equity Central Fund	138,200,607	11,250,253	6,696,503	156,917,537	8.3%
Fidelity Materials Central Fund	15,474,447	1,008,142	1,516,485	19,303,032	7.3%
Fidelity Tactical Income Central Fund	49,220,508	14,160,928	4,874,441	58,187,288	1.2%
Fidelity Telecom Services Central Fund	12,146,834	432,558	339,995	13,455,996	6.7%
Fidelity Utilities Central Fund	14,855,826	794,307	453,128	16,228,267	7.2%
Total	$ 664,953,667	$ 67,859,008	$ 57,601,792	$ 773,209,163
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 673,116,419	$ 673,116,419	$ -	$ -
Fixed-Income Central Funds	100,092,744	100,092,744	-	-
Money Market Central Funds	2,925,184	2,925,184	-	-
U.S. Treasury Obligations	249,996	-	249,996	-
Total Investments in Securities:	$ 776,384,343	$ 776,134,347	$ 249,996	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (11,497)	$ (11,497)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (11,497)
Total Value of Derivatives	$ -	$ (11,497)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	5.7%
AAA,AA,A	0.9%
BBB	1.1%
BB	2.0%
B	3.0%
CCC,CC,C	0.4%
Not Rated	0.1%
Equities*	85.5%
Short-Term Investments and Net Other Assets	1.3%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.9%
United Kingdom	5.3%
Japan	3.3%
Switzerland	2.3%
France	2.3%
Germany	1.8%
Brazil	1.4%
Canada	1.4%
Bermuda	1.2%
Australia	1.2%
Cayman Islands	1.1%
Netherlands	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $116,484,972 of which $35,442,899 and $81,042,073 will expire in fiscal 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $249,997)	$ 249,996
Fidelity Central Funds (cost $703,270,214)	776,134,347
Total Investments (cost $703,520,211)		$ 776,384,343
Receivable for investments sold		342,629
Receivable for fund shares sold		1,048,887
Distributions receivable from Fidelity Central Funds		390
Prepaid expenses		788
Other receivables		38,636
Total assets		777,815,673

Liabilities
Payable for investments purchased	$ 290,195
Payable for fund shares redeemed	795,495
Accrued management fee	353,883
Transfer agent fee payable	133,174
Distribution and service plan fees payable	30,252
Payable for daily variation on futures contracts	11,475
Other affiliated payables	22,271
Other payables and accrued expenses	14,924
Total liabilities		1,651,669

Net Assets		$ 776,164,004
Net Assets consist of:
Paid in capital		$ 751,188,058
Undistributed net investment income		1,296,351
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,173,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,852,663
Net Assets		$ 776,164,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,364,402 ÷ 4,195,591 shares)		$ 13.91

Maximum offering price per share (100/94.25 of $13.91)		$ 14.76
Class T: Net Asset Value and redemption price per share ($9,320,906 ÷ 671,827 shares)		$ 13.87

Maximum offering price per share (100/96.50 of $13.87)		$ 14.37
Class B: Net Asset Value and offering price per share ($3,786,749 ÷ 273,326 shares)A		$ 13.85

Class C: Net Asset Value and offering price per share ($14,237,489 ÷ 1,032,800 shares)A		$ 13.79

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($680,211,628 ÷ 48,575,477 shares)		$ 14.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,242,830 ÷ 733,218 shares)		$ 13.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 38
Income from Fidelity Central Funds		6,325,314
Total income		6,325,352

Expenses
Management fee	$ 2,041,024
Transfer agent fees	791,986
Distribution and service plan fees	168,624
Accounting fees and expenses	129,249
Custodian fees and expenses	3,195
Independent trustees' compensation	1,291
Registration fees	46,962
Audit	8,628
Legal	1,993
Miscellaneous	3,800
Total expenses before reductions	3,196,752
Expense reductions	(77,025)	3,119,727
Net investment income (loss)		3,205,625
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128
Fidelity Central Funds	15,440,008
Foreign currency transactions	624
Futures contracts	66,280
Total net realized gain (loss)		15,507,040
Change in net unrealized appreciation (depreciation) on: Investment securities	82,780,067
Assets and liabilities in foreign currencies	(650)
Futures contracts	(6,497)
Total change in net unrealized appreciation (depreciation)		82,772,920
Net gain (loss)		98,279,960
Net increase (decrease) in net assets resulting from operations		$ 101,485,585

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,205,625	$ 7,215,899
Net realized gain (loss)	15,507,040	22,493,507
Change in net unrealized appreciation (depreciation)	82,772,920	33,036,223
Net increase (decrease) in net assets resulting from operations	101,485,585	62,745,629
Distributions to shareholders from net investment income	(7,811,443)	(6,228,674)
Distributions to shareholders from net realized gain	(1,629,805)	(795,094)
Total distributions	(9,441,248)	(7,023,768)
Share transactions - net increase (decrease)	18,850,110	41,004,775
Total increase (decrease) in net assets	110,894,447	96,726,636

Net Assets
Beginning of period	665,269,557	568,542,921
End of period (including undistributed net investment income of $1,296,351 and undistributed net investment income of $5,902,169, respectively)	$ 776,164,004	$ 665,269,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.23	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04	.11	.14	.17	.19
Net realized and unrealized gain (loss)	1.80	1.06	.27	(3.74)	2.05
Total from investment operations	1.84	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.13)	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.16)	(.12) I	(.17)	(.26)	(.22)
Net asset value, end of period	$ 13.91	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B, C, D	15.10%	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.10% A	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.07% A	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	.65% A	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,364	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.19	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.13	.15
Net realized and unrealized gain (loss)	1.78	1.06	.27	(3.73)	2.06
Total from investment operations	1.81	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.10)	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.13)	(.09)I	(.15)	(.23)	(.22)
Net asset value, end of period	$ 13.87	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B, C, D	14.89%	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.34% A	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.34% A	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.32% A	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.41% A	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,321	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.12	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.06	.06	.08
Net realized and unrealized gain (loss)	1.78	1.06	.28	(3.72)	2.07
Total from investment operations	1.77	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.01)	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.04)	(.04)I	(.09)	(.19)	(.21)
Net asset value, end of period	$ 13.85	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B, C, D	14.60%	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.91% A	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.91% A	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.89% A	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	(.16)% A	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,787	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 G
Net asset value, beginning of period	$ 12.10	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.07	.07	.08
Net realized and unrealized gain (loss)	1.78	1.06	.28	(3.71)	2.06
Total from investment operations	1.77	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.05)	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.08)	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 13.79	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B, C, D	14.67%	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.83% A	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.83% A	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.81% A	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	(.08)% A	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,237	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	16% A	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Income from Investment Operations
Net investment income (loss) D	.06	.14	.16	.20	.23	.18
Net realized and unrealized gain (loss)	1.81	1.07	.27	(3.76)	2.02	.98
Total from investment operations	1.87	1.21	.43	(3.56)	2.25	1.16
Distributions from net investment income	(.15)	(.12)	(.18)	(.23)	(.21)	(.06)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)	-
Total distributions	(.18)	(.14)	(.18)	(.26)	(.23)	(.06)
Net asset value, end of period	$ 14.00	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Total Return B, C	15.26%	10.81%	4.54%	(24.43)%	17.77%	9.95%
Ratios to Average Net Assets F
Expenses before reductions	.83% A	.86%	.95%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.82% A	.86%	.95%	.87%	.87%	.91%
Expenses net of all reductions	.80% A	.84%	.94%	.86%	.86%	.87%
Net investment income (loss)	.92% A	1.17%	1.72%	1.54%	1.62%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 680,212	$ 592,472	$ 528,720	$ 440,040	$ 576,458	$ 448,831
Portfolio turnover rate E	16% A	25%	7%	20%	31%	187% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
Selected Per-Share Data	(Unaudited)	2010	2009	2008	2007 F
Net asset value, beginning of period	$ 12.30	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.06	.14	.17	.21	.23
Net realized and unrealized gain (loss)	1.80	1.07	.28	(3.76)	2.07
Total from investment operations	1.86	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.16)	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.15) H	(.21)	(.27)	(.23)
Net asset value, end of period	$ 13.97	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B, C	15.23%	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81% A	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.79% A	.80%	.81%	.77%	.81% A
Net investment income (loss)	.94% A	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,243	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	16% A	25%	7%	20%	31%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .15%.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements	.06%
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	N/A**
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.15%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Not available - Fidelity Emerging Markets Debt Central Fund commenced operations on March 17, 2011. Expense ratio will be reported in the Funds' next report, when Fidelity Emerging Markets Debt Central Fund's first semi-annual shareholder report is available.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .15%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 3,364,872,579	$ 215,225,965	$ (38,574,908)	$ 176,651,057
Fidelity Asset Manager 30%	186,814,970	13,075,065	(860,615)	12,214,450
Fidelity Asset Manager 40%	131,416,660	9,882,391	(1,017,704)	8,864,687
Fidelity Asset Manager 50%	6,155,083,092	857,054,848	(290,326,259)	566,728,589
Fidelity Asset Manager 60%	237,292,779	23,367,417	(1,734,256)	21,633,161
Fidelity Asset Manager 70%	2,543,083,040	384,353,118	(212,697,543)	171,655,575
Fidelity Asset Manager 85%	703,521,422	125,344,623	(52,481,702)	72,862,921

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 1,972,126	$ (899,849)
Totals (a)	$ 1,972,126	$ (899,849)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 6,628	$ 500
Totals (a)	$ 6,628	$ 500
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 6,583,459	$ (2,885,667)
Totals (a)	$ 6,583,459	$ (2,885,667)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 22,093	$ 1,668
Totals (a)	$ 22,093	$ 1,668
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 3,388,407	$ (1,726,902)
Totals (a)	$ 3,388,407	$ (1,726,902)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 66,280	$ (6,497)
Totals (a)	$ 66,280	$ (6,497)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	366,028,353	152,605,845
Fidelity Asset Manager 30%	57,987,552	6,191,282
Fidelity Asset Manager 40%	44,021,125	7,124,928
Fidelity Asset Manager 50%	259,891,875	457,012,808
Fidelity Asset Manager 60%	115,446,397	6,809,517
Fidelity Asset Manager 70%	159,844,752	303,896,615
Fidelity Asset Manager 85%	67,861,424	57,604,336

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds invest in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each Fund's management fees were reduced by the following amounts and are reflected in Expense reductions on the Statements of Operations:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Management Fee Waiver
Fidelity Asset Manager 20%	$ 11,752
Fidelity Asset Manager 30%	549
Fidelity Asset Manager 40%	398
Fidelity Asset Manager 50%	24,593
Fidelity Asset Manager 60%	698
Fidelity Asset Manager 70%	10,305
Fidelity Asset Manager 85%	2,885

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 53,079	$ 15,477
Class T	.25%	.25%	38,592	163
Class B	.75%	.25%	16,805	12,624
Class C	.75%	.25%	82,394	25,091
			$ 190,870	$ 53,355
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 9,799	$ 577
Class T	.25%	.25%	14,536	32
Class B	.75%	.25%	6,512	5,016
Class C	.75%	.25%	26,107	9,894
			$ 56,954	$ 15,519
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 10,629	$ 2,380
Class T	.25%	.25%	7,982	61
Class B	.75%	.25%	5,319	4,055
Class C	.75%	.25%	12,968	8,788
			$ 36,898	$ 15,284
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 60,034	$ 6,431
Class T	.25%	.25%	50,998	304
Class B	.75%	.25%	23,994	18,058
Class C	.75%	.25%	82,869	53,665
			$ 217,895	$ 78,458
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 36,446	$ 13,877
Class T	.25%	.25%	16,844	113
Class B	.75%	.25%	10,898	8,263
Class C	.75%	.25%	25,094	15,387
			$ 89,282	$ 37,640
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 147,303	$ 8,700
Class T	.25%	.25%	117,730	805
Class B	.75%	.25%	70,861	53,285
Class C	.75%	.25%	186,959	21,791
			$ 522,853	$ 84,581
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 66,766	$ 6,029
Class T	.25%	.25%	21,034	75
Class B	.75%	.25%	18,939	14,252
Class C	.75%	.25%	61,885	14,260
			$ 168,624	$ 34,616

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 7,410
Class T	3,598
Class B*	5,750
Class C*	2,598
$ 19,356
Fidelity Asset Manager 30%
Class A	$ 7,204
Class T	1,277
Class B*	2,581
Class C*	1,623
$ 12,685
Fidelity Asset Manager 40%
Class A	$ 4,585
Class T	933
Class B*	551
Class C*	199
$ 6,268
Fidelity Asset Manager 50%
Class A	$ 23,666
Class T	5,049
Class B*	7,626
Class C*	2,335
$ 38,676
Fidelity Asset Manager 60%
Class A	$ 18,499
Class T	3,847
Class B*	739
Class C*	582
$ 23,667
Fidelity Asset Manager 70%
Class A	$ 25,779
Class T	17,249
Class B*	21,235
Class C*	1,516
$ 65,779
Fidelity Asset Manager 85%
Class A	$ 16,694
Class T	3,668
Class B*	8,592
Class C*	358
$ 29,312

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets*
Class A	$ 31,421.15
Class T	11,371.15
Class B	3,233.19
Class C	12,618.15
Asset Manager 20%	1,563,451.10
Institutional Class	4,076.15
	$ 1,626,170
Fidelity Asset Manager 30%
Class A	$ 5,408.14
Class T	3,163.11
Class B	1,121.17
Class C	3,623.14
Asset Manager 30%	64,095.09
Institutional Class	645.11
	$ 78,055
Fidelity Asset Manager 40%
Class A	$ 6,726.16
Class T	2,296.14
Class B	981.18
Class C	2,223.17
Asset Manager 40%	46,028.10
Institutional Class	579.13
	$ 58,833
Fidelity Asset Manager 50%
Class A	$ 55,292.23
Class T	19,571.19
Class B	5,517.23
Class C	16,672.20
Asset Manager 50%	5,423,770.17
Institutional Class	10,109.20
	$ 5,530,931
Fidelity Asset Manager 60%
Class A	$ 30,041.21
Class T	6,979.21
Class B	3,067.28
Class C	5,590.22
Asset Manager 60%	110,118.16
Institutional Class	5,032.19
	$ 160,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 70%	Amount	% of Average Net Assets*
Class A	$ 140,389.24
Class T	58,349.25
Class B	21,213.30
Class C	41,785.22
Asset Manager 70%	2,167,709.18
Institutional Class	29,419.21
	$ 2,458,864
Fidelity Asset Manager 85%
Class A	$ 62,645.23
Class T	9,559.23
Class B	5,653.30
Class C	13,727.22
Asset Manager 85%	691,624.21
Institutional Class	8,778.20
	$ 791,986

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 70%	$ 8
Fidelity Asset Manager 85%	15

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Asset Manager 20%	$ 8,599
Fidelity Asset Manager 30%	387
Fidelity Asset Manager 40%	272
Fidelity Asset Manager 50%	17,277
Fidelity Asset Manager 60%	438
Fidelity Asset Manager 70%	6,993
Fidelity Asset Manager 85%	1,854

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class A	.90%	$ 559
Class B	1.65%	345
Class C	1.65%	415
Fidelity Asset Manager 40%
Class A	.90%	$ 2,424
Class T	1.15%	744
Class B	1.65%	456
Class C	1.65%	904
Institutional Class	.65%	160
Fidelity Asset Manager 60%
Class A	1.10%	$ 4,396
Class T	1.35%	1,104
Class B	1.85%	1,178
Class C	1.85%	1,148
Institutional Class	.85%	263

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services to these funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Asset Manager 20%	$ 85,701	$ -
Fidelity Asset Manager 30%	5,692	1
Fidelity Asset Manager 40%	5,258	4
Fidelity Asset Manager 50%	410,853	-
Fidelity Asset Manager 60%	12,061	1
Fidelity Asset Manager 70%	230,056	1
Fidelity Asset Manager 85%	74,139	1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 20%
From net investment income
Class A	$ 295,344	$ 475,459
Class T	86,900	190,636
Class B	9,690	31,286
Class C	51,588	123,802
Asset Manager 20%	27,101,271	53,054,555
Institutional Class	42,919	69,084
Total	$ 27,587,712	$ 53,944,822
From net realized gain
Class A	$ 58,141	$ 11,003
Class T	17,664	4,680
Class B	3,899	1,342
Class C	19,520	4,617
Asset Manager 20%	3,812,689	1,040,320
Institutional Class	6,175	1,182
Total	$ 3,918,088	$ 1,063,144
Fidelity Asset Manager 30%
From net investment income
Class A	$ 50,096	$ 105,939
Class T	31,960	69,241
Class B	3,643	11,715
Class C	14,466	40,459
Asset Manager 30%	1,040,109	1,732,423
Institutional Class	9,317	19,380
Total	$ 1,149,591	$ 1,979,157
From net realized gain
Class A	$ 243,378	$ 23,619
Class T	179,135	12,739
Class B	41,264	4,604
Class C	154,478	14,101
Asset Manager 30%	4,040,384	355,511
Institutional Class	37,906	3,803
Total	$ 4,696,545	$ 414,377
Fidelity Asset Manager 40%
From net investment income
Class A	$ 53,476	$ 68,525
Class T	19,796	30,736
Class B	3,911	10,251
Class C	9,331	16,142
Asset Manager 40%	726,412	1,020,274
Institutional Class	7,814	18,025
Total	$ 820,740	$ 1,163,953
From net realized gain
Class A	$ 233,743	$ 12,119
Class T	90,467	6,626
Class B	29,899	3,795
Class C	69,845	5,380
Asset Manager 40%	2,549,586	154,380
Institutional Class	25,765	2,858
Total	$ 2,999,305	$ 185,158

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 50%
From net investment income
Class A	$ 326,785	$ 555,656
Class T	119,098	194,817
Class B	16,555	37,330
Class C	58,904	109,897
Asset Manager 50%	55,652,908	117,879,331
Institutional Class	71,289	65,561
Total	$ 56,245,539	$ 118,842,592
From net realized gain
Class A	$ 72,878	$ -
Class T	31,760	-
Class B	7,552	-
Class C	25,236	-
Asset Manager 50%	10,232,713	-
Institutional Class	17,604	-
Total	$ 10,387,743	$ -
Fidelity Asset Manager 60%
From net investment income
Class A	$ 278,533	$ 77,496
Class T	46,983	32,293
Class B	5,073	7,178
Class C	12,203	17,988
Asset Manager 60%	1,393,433	778,488
Institutional Class	64,892	15,127
Total	$ 1,801,117	$ 928,570
From net realized gain
Class A	$ 776,336	$ 18,234
Class T	183,723	9,498
Class B	60,411	3,988
Class C	127,888	7,195
Asset Manager 60%	3,380,367	158,875
Institutional Class	153,169	3,087
Total	$ 4,681,894	$ 200,877
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,279,738	$ 1,226,342
Class T	394,208	502,886
Class B	20,121	100,145
Class C	121,109	299,307
Asset Manager 70%	34,282,694	36,045,406
Institutional Class	371,276	305,152
Total	$ 36,469,146	$ 38,479,238
From net realized gain
Class A	$ 212,000	$ 58,090
Class T	86,897	29,200
Class B	26,305	11,267
Class C	68,453	24,268
Asset Manager 70%	4,528,433	1,422,844
Institutional Class	49,926	12,894
Total	$ 4,972,014	$ 1,558,563

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 85%
From net investment income
Class A	$ 501,772	$ 256,905
Class T	59,537	40,431
Class B	2,012	8,273
Class C	46,297	29,342
Asset Manager 85%	7,081,193	5,859,302
Institutional Class	120,632	34,421
Total	$ 7,811,443	$ 6,228,674
From net realized gain
Class A	$ 118,400	$ 36,067
Class T	18,381	7,677
Class B	8,577	4,432
Class C	27,650	10,735
Asset Manager 85%	1,434,314	732,414
Institutional Class	22,483	3,769
Total	$ 1,629,805	$ 795,094

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 20%
Class A
Shares sold	1,911,042	1,367,399	$ 24,353,889	$ 16,545,993
Reinvestment of distributions	26,720	38,433	340,473	463,570
Shares redeemed	(647,118)	(988,893)	(8,296,107)	(11,988,031)
Net increase (decrease)	1,290,644	416,939	$ 16,398,255	$ 5,021,532
Class T
Shares sold	298,232	634,304	$ 3,816,512	$ 7,654,118
Reinvestment of distributions	7,494	14,578	95,293	175,697
Shares redeemed	(330,988)	(241,304)	(4,224,666)	(2,918,698)
Net increase (decrease)	(25,262)	407,578	$ (312,861)	$ 4,911,117
Class B
Shares sold	16,840	150,755	$ 215,017	$ 1,815,797
Reinvestment of distributions	870	2,232	11,034	26,851
Shares redeemed	(60,371)	(86,323)	(766,536)	(1,047,878)
Net increase (decrease)	(42,661)	66,664	$ (540,485)	$ 794,770
Class C
Shares sold	265,855	707,792	$ 3,389,201	$ 8,509,802
Reinvestment of distributions	4,486	8,699	56,880	104,701
Shares redeemed	(194,692)	(239,520)	(2,485,411)	(2,885,264)
Net increase (decrease)	75,649	476,971	$ 960,670	$ 5,729,239
Asset Manager 20%
Shares sold	55,542,868	89,853,862	$ 711,632,677	$ 1,090,949,570
Reinvestment of distributions	2,336,126	4,305,872	29,807,242	52,019,005
Shares redeemed	(36,009,792)	(45,372,516)	(461,485,512)	(550,784,654)
Net increase (decrease)	21,869,202	48,787,218	$ 279,954,407	$ 592,183,921
Institutional Class
Shares sold	113,821	185,035	$ 1,457,256	$ 2,260,347
Reinvestment of distributions	2,921	4,900	37,261	59,203
Shares redeemed	(37,701)	(41,041)	(482,559)	(497,978)
Net increase (decrease)	79,041	148,894	$ 1,011,958	$ 1,821,572

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 30%
Class A
Shares sold	188,528	481,437	$ 1,840,917	$ 4,474,112
Reinvestment of distributions	27,516	12,728	263,728	117,278
Shares redeemed	(127,705)	(194,516)	(1,245,292)	(1,817,919)
Net increase (decrease)	88,339	299,649	$ 859,353	$ 2,773,471
Class T
Shares sold	72,585	473,652	$ 705,206	$ 4,403,570
Reinvestment of distributions	13,970	6,299	133,718	57,955
Shares redeemed	(66,737)	(120,471)	(647,704)	(1,126,266)
Net increase (decrease)	19,818	359,480	$ 191,220	$ 3,335,259
Class B
Shares sold	6,685	71,130	$ 64,964	$ 658,742
Reinvestment of distributions	4,085	1,674	39,060	15,388
Shares redeemed	(25,504)	(19,903)	(248,872)	(184,038)
Net increase (decrease)	(14,734)	52,901	$ (144,848)	$ 490,092
Class C
Shares sold	136,884	302,815	$ 1,329,087	$ 2,799,313
Reinvestment of distributions	14,417	5,167	137,706	47,447
Shares redeemed	(66,252)	(87,963)	(645,541)	(812,117)
Net increase (decrease)	85,049	220,019	$ 821,252	$ 2,034,643
Asset Manager 30%
Shares sold	8,586,706	7,460,776	$ 83,874,353	$ 69,439,946
Reinvestment of distributions	520,970	222,139	4,996,550	2,047,681
Shares redeemed	(2,478,100)	(3,146,665)	(24,189,488)	(29,237,305)
Net increase (decrease)	6,629,576	4,536,250	$ 64,681,415	$ 42,250,322
Institutional Class
Shares sold	7,356	46,009	$ 71,836	$ 428,927
Reinvestment of distributions	4,345	2,159	41,665	19,894
Shares redeemed	(6,383)	(12,736)	(61,824)	(118,003)
Net increase (decrease)	5,318	35,432	$ 51,677	$ 330,818
Fidelity Asset Manager 40%
Class A
Shares sold	386,959	685,528	$ 3,709,121	$ 6,145,461
Reinvestment of distributions	29,652	8,721	280,158	77,631
Shares redeemed	(74,684)	(359,739)	(719,989)	(3,238,124)
Net increase (decrease)	341,927	334,510	$ 3,269,290	$ 2,984,968
Class T
Shares sold	36,594	126,436	$ 351,302	$ 1,154,388
Reinvestment of distributions	11,141	3,765	105,163	33,340
Shares redeemed	(17,948)	(53,808)	(172,974)	(480,791)
Net increase (decrease)	29,787	76,393	$ 283,491	$ 706,937
Class B
Shares sold	10,122	53,050	$ 98,150	$ 481,946
Reinvestment of distributions	3,305	1,544	31,258	13,592
Shares redeemed	(13,540)	(84,907)	(129,631)	(764,684)
Net increase (decrease)	(113)	(30,313)	$ (223)	$ (269,146)
Class C
Shares sold	99,182	176,368	$ 957,437	$ 1,595,392
Reinvestment of distributions	8,229	2,348	77,756	20,782
Shares redeemed	(21,424)	(113,922)	(207,255)	(1,024,426)
Net increase (decrease)	85,987	64,794	$ 827,938	$ 591,748

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Asset Manager 40%
Shares sold	5,466,352	5,951,044	$ 52,820,909	$ 54,037,260
Reinvestment of distributions	332,650	128,632	3,139,450	1,146,456
Shares redeemed	(1,555,435)	(1,990,425)	(14,983,937)	(18,032,627)
Net increase (decrease)	4,243,567	4,089,251	$ 40,976,422	$ 37,151,089
Institutional Class
Shares sold	14,683	43,724	$ 142,251	$ 396,689
Reinvestment of distributions	3,050	2,073	28,786	18,388
Shares redeemed	(27,813)	(58,636)	(267,016)	(529,624)
Net increase (decrease)	(10,080)	(12,839)	$ (95,979)	$ (114,547)
Fidelity Asset Manager 50%
Class A
Shares sold	795,388	1,768,497	$ 12,266,826	$ 24,843,354
Reinvestment of distributions	25,605	39,139	382,955	538,102
Shares redeemed	(510,524)	(634,941)	(7,777,098)	(8,848,722)
Net increase (decrease)	310,469	1,172,695	$ 4,872,683	$ 16,532,734
Class T
Shares sold	359,278	654,048	$ 5,509,922	$ 9,197,213
Reinvestment of distributions	8,101	11,943	121,375	163,485
Shares redeemed	(216,425)	(293,305)	(3,364,640)	(4,053,154)
Net increase (decrease)	150,954	372,686	$ 2,266,657	$ 5,307,544
Class B
Shares sold	16,397	140,996	$ 248,296	$ 1,961,869
Reinvestment of distributions	1,329	2,176	19,834	29,634
Shares redeemed	(50,690)	(71,158)	(770,148)	(992,074)
Net increase (decrease)	(32,964)	72,014	$ (502,018)	$ 999,429
Class C
Shares sold	329,992	514,603	$ 5,048,123	$ 7,167,376
Reinvestment of distributions	4,122	5,349	61,658	73,042
Shares redeemed	(149,031)	(205,830)	(2,290,593)	(2,870,242)
Net increase (decrease)	185,083	314,122	$ 2,819,188	$ 4,370,176
Asset Manager 50%
Shares sold	26,547,222	39,143,638	$ 409,579,200	$ 547,613,737
Reinvestment of distributions	4,246,941	8,294,224	63,661,531	113,952,368
Shares redeemed	(44,728,248)	(62,411,690)	(690,200,803)	(871,172,919)
Net increase (decrease)	(13,934,085)	(14,973,828)	$ (216,960,072)	$ (209,606,814)
Institutional Class
Shares sold	451,999	222,454	$ 6,801,290	$ 3,106,030
Reinvestment of distributions	5,361	4,425	80,833	61,031
Shares redeemed	(57,215)	(55,339)	(880,438)	(764,414)
Net increase (decrease)	400,145	171,540	$ 6,001,685	$ 2,402,647
Fidelity Asset Manager 60%
Class A
Shares sold	1,315,113	2,141,689	$ 12,400,550	$ 18,693,310
Reinvestment of distributions	110,909	10,621	1,038,105	90,700
Shares redeemed	(451,834)	(619,019)	(4,351,644)	(5,333,003)
Net increase (decrease)	974,188	1,533,291	$ 9,087,011	$ 13,451,007
Class T
Shares sold	118,006	311,692	$ 1,125,747	$ 2,738,228
Reinvestment of distributions	23,971	4,505	223,891	38,385
Shares redeemed	(79,320)	(78,586)	(762,013)	(687,458)
Net increase (decrease)	62,657	237,611	$ 587,625	$ 2,089,155

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class B
Shares sold	27,305	106,824	$ 260,621	$ 926,842
Reinvestment of distributions	6,522	1,168	60,913	9,963
Shares redeemed	(27,236)	(72,845)	(260,893)	(631,010)
Net increase (decrease)	6,591	35,147	$ 60,641	$ 305,795
Class C
Shares sold	249,148	338,644	$ 2,385,260	$ 2,936,397
Reinvestment of distributions	14,896	2,900	138,832	24,677
Shares redeemed	(83,503)	(119,896)	(797,160)	(1,035,525)
Net increase (decrease)	180,541	221,648	$ 1,726,932	$ 1,925,549
Asset Manager 60%
Shares sold	12,212,569	7,782,273	$ 117,875,562	$ 68,206,585
Reinvestment of distributions	499,757	106,708	4,687,716	912,356
Shares redeemed	(2,217,444)	(3,614,653)	(21,372,491)	(31,454,344)
Net increase (decrease)	10,494,882	4,274,328	$ 101,190,787	$ 37,664,597
Institutional Class
Shares sold	346,051	314,085	$ 3,319,417	$ 2,733,458
Reinvestment of distributions	23,088	2,063	216,335	17,638
Shares redeemed	(64,492)	(66,069)	(618,945)	(571,142)
Net increase (decrease)	304,647	250,079	$ 2,916,807	$ 2,179,954
Fidelity Asset Manager 70%
Class A
Shares sold	974,247	2,439,457	$ 16,011,446	$ 35,293,218
Reinvestment of distributions	87,098	86,409	1,401,140	1,220,957
Shares redeemed	(880,032)	(1,605,541)	(14,128,093)	(23,055,336)
Net increase (decrease)	181,313	920,325	$ 3,284,493	$ 13,458,839
Class T
Shares sold	367,703	356,464	$ 5,937,245	$ 5,148,505
Reinvestment of distributions	28,995	36,625	466,506	517,509
Shares redeemed	(548,763)	(759,609)	(8,797,678)	(10,971,045)
Net increase (decrease)	(152,065)	(366,520)	$ (2,393,927)	$ (5,305,031)
Class B
Shares sold	6,304	120,139	$ 102,369	$ 1,720,713
Reinvestment of distributions	2,530	7,309	40,857	103,353
Shares redeemed	(198,524)	(485,446)	(3,220,028)	(6,998,049)
Net increase (decrease)	(189,690)	(357,998)	$ (3,076,802)	$ (5,173,983)
Class C
Shares sold	222,857	670,000	$ 3,642,049	$ 9,564,163
Reinvestment of distributions	10,320	20,374	166,019	287,474
Shares redeemed	(205,732)	(885,534)	(3,334,345)	(12,736,288)
Net increase (decrease)	27,445	(195,160)	$ 473,723	$ (2,884,651)
Asset Manager 70%
Shares sold	13,330,472	18,494,614	$ 218,701,961	$ 267,814,520
Reinvestment of distributions	2,369,778	2,604,232	38,143,970	36,823,839
Shares redeemed	(25,167,093)	(25,377,580)	(411,188,060)	(366,190,757)
Net increase (decrease)	(9,466,843)	(4,278,734)	$ (154,342,129)	$ (61,552,398)
Institutional Class
Shares sold	331,944	845,988	$ 5,364,889	$ 12,203,214
Reinvestment of distributions	20,037	17,837	322,724	252,400
Shares redeemed	(367,546)	(1,319,297)	(5,903,638)	(18,973,707)
Net increase (decrease)	(15,565)	(455,472)	$ (216,025)	$ (6,518,093)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Fidelity Asset Manager 85%
Class A
Shares sold	846,274	2,360,902	$ 11,153,506	$ 27,368,627
Reinvestment of distributions	46,336	25,229	607,439	287,611
Shares redeemed	(420,904)	(675,334)	(5,590,644)	(7,837,431)
Net increase (decrease)	471,706	1,710,797	$ 6,170,301	$ 19,818,807
Class T
Shares sold	164,375	262,627	$ 2,163,382	$ 3,032,066
Reinvestment of distributions	5,447	3,776	71,251	42,970
Shares redeemed	(85,001)	(172,272)	(1,107,115)	(1,955,847)
Net increase (decrease)	84,821	94,131	$ 1,127,518	$ 1,119,189
Class B
Shares sold	13,656	107,436	$ 178,868	$ 1,234,004
Reinvestment of distributions	731	1,064	9,592	12,100
Shares redeemed	(54,377)	(76,663)	(704,857)	(883,795)
Net increase (decrease)	(39,990)	31,837	$ (516,397)	$ 362,309
Class C
Shares sold	315,024	401,874	$ 4,121,222	$ 4,614,595
Reinvestment of distributions	5,106	3,150	66,513	35,722
Shares redeemed	(109,465)	(230,999)	(1,421,092)	(2,661,103)
Net increase (decrease)	210,665	174,025	$ 2,766,643	$ 1,989,214
Asset Manager 85%
Shares sold	6,526,074	16,027,071	$ 87,559,536	$ 187,799,889
Reinvestment of distributions	636,391	559,712	8,392,644	6,408,708
Shares redeemed	(6,697,107)	(15,512,827)	(89,436,037)	(180,949,818)
Net increase (decrease)	465,358	1,073,956	$ 6,516,143	$ 13,258,779
Institutional Class
Shares sold	310,853	462,839	$ 4,057,826	$ 5,408,316
Reinvestment of distributions	10,329	3,239	135,805	37,020
Shares redeemed	(104,446)	(85,209)	(1,407,729)	(988,859)
Net increase (decrease)	216,736	380,869	$ 2,785,902	$ 4,456,477

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

12. Change in Independent Registered Public Accounting Firm.

Based on the recommendation of the Audit Committee of Fidelity Asset Manager 30%, Fidelity Asset Manager 40% and Fidelity Asset Manager 60%, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the funds' independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended September 30, 2011. For the fiscal years ended September 30, 2010 and September 30, 2009, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-USAN-0511
1.878285.102

Fidelity®
Series Broad Market Opportunities
Fund

Semiannual Report

March 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Actual	1.00%	$ 1,000.00	$ 1,197.60	$ 5.48
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.95	$ 5.04

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity Sector Central Funds.
Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	2.4
Exxon Mobil Corp.	1.9	2.0
Comerica, Inc.	1.8	0.8
Visa, Inc. Class A	1.7	1.4
General Electric Co.	1.5	1.4
Procter & Gamble Co.	1.4	1.3
Regions Financial Corp.	1.2	1.0
Chevron Corp.	1.1	1.2
The Coca-Cola Co.	1.1	1.2
Google, Inc. Class A	1.0	1.3
	14.8
Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Stocks 98.7%	Stocks 99.5%
Convertible Securities 0.0%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 0.4%

Semiannual Report

Investment Changes (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2011
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	18.5
Fidelity Information Technology Central Fund	16.9
Fidelity Energy Central Fund	12.9
Fidelity Industrials Central Fund	11.5
Fidelity Health Care Central Fund	11.0
Fidelity Consumer Discretionary Central Fund	10.6
Fidelity Consumer Staples Central Fund	8.9
Fidelity Materials Central Fund	4.1
Fidelity Utilities Central Fund	3.3
Fidelity Telecom Services Central Fund	2.7
Total Equity Sector Central Funds	100.4
Net Other Assets (Liabilities)	(0.4)
Total	100.0
At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 15.5% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 100.4%
	Shares	Value
Fidelity® Consumer Discretionary Central Fund (a)	3,315	$ 435,824
Fidelity Consumer Staples Central Fund (a)	2,716	365,117
Fidelity Energy Central Fund (a)	3,640	529,271
Fidelity Financials Central Fund (a)	12,502	761,237
Fidelity Health Care Central Fund (a)	3,284	454,017
Fidelity Industrials Central Fund (a)	3,060	472,210
Fidelity Information Technology Central Fund (a)	3,768	697,974
Fidelity Materials Central Fund (a)	940	169,124
Fidelity Telecom Services Central Fund (a)	879	112,890
Fidelity Utilities Central Fund (a)	1,321	137,206
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,827,687)		4,134,870
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(17,835)
NET ASSETS - 100%		$ 4,117,035
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 2,248
Fidelity Consumer Staples Central Fund	4,872
Fidelity Energy Central Fund	3,281
Fidelity Financials Central Fund	2,925
Fidelity Health Care Central Fund	1,760
Fidelity Industrials Central Fund	3,060
Fidelity Information Technology Central Fund	853
Fidelity Materials Central Fund	943
Fidelity Telecom Services Central Fund	1,261
Fidelity Utilities Central Fund	2,135
Total	$ 23,338
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 390,968	$ 71,303	$ 84,854	$ 435,824	0.1%
Fidelity Consumer Staples Central Fund	384,704	39,635	84,617	365,117	0.1%
Fidelity Energy Central Fund	403,334	87,281	130,085	529,271	0.1%
Fidelity Financials Central Fund	707,845	187,561	197,293	761,237	0.1%
Fidelity Health Care Central Fund	441,935	49,124	127,344	454,017	0.1%
Fidelity Industrials Central Fund	416,636	47,090	86,580	472,210	0.1%
Fidelity Information Technology Central Fund	606,164	161,902	191,236	697,974	0.1%
Fidelity Materials Central Fund	153,448	14,504	37,187	169,124	0.1%
Fidelity Telecom Services Central Fund	111,342	21,679	30,966	112,890	0.1%
Fidelity Utilities Central Fund	144,714	16,871	33,628	137,206	0.1%
Total	$ 3,761,090	$ 696,950	$ 1,003,790	$ 4,134,870
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity Sector Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.5%
United Kingdom	1.7%
Ireland	1.5%
Bermuda	1.5%
Switzerland	1.4%
Canada	1.2%
Brazil	1.1%
Others (Individually Less Than 1%)	7.1%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $1,170,284 of which $860,845 and $309,439 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Total Investments (cost $3,827,687)		$ 4,134,870
Cash		19
Receivable for investments sold		2,710
Receivable for fund shares sold		6,436
Prepaid expenses		4
Receivable from investment adviser for expense reductions		3,255
Other receivables		217
Total assets		4,147,511

Liabilities
Payable for investments purchased	$ 6,384
Payable for fund shares redeemed	75
Accrued management fee	1,869
Other affiliated payables	530
Other payables and accrued expenses	21,618
Total liabilities		30,476

Net Assets		$ 4,117,035
Net Assets consist of:
Paid in capital		$ 4,328,239
Undistributed net investment income		1,387
Accumulated undistributed net realized gain (loss) on investments		(519,774)
Net unrealized appreciation (depreciation) on investments		307,183
Net Assets, for 385,999 shares outstanding		$ 4,117,035
Net Asset Value, offering price and redemption price per share ($4,117,035 ÷ 385,999 shares)		$ 10.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 23,338

Expenses
Management fee	$ 10,783
Transfer agent fees	2,817
Accounting fees and expenses	752
Custodian fees and expenses	6,685
Independent trustees' compensation	7
Audit	20,758
Legal	9
Miscellaneous	19
Total expenses before reductions	41,830
Expense reductions	(22,809)	19,021
Net investment income (loss)		4,317
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds		119,096
Change in net unrealized appreciation (depreciation) on investment securities		561,518
Net gain (loss)		680,614
Net increase (decrease) in net assets resulting from operations		$ 684,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,317	$ 12,801
Net realized gain (loss)	119,096	56,104
Change in net unrealized appreciation (depreciation)	561,518	332,960
Net increase (decrease) in net assets resulting from operations	684,931	401,865
Distributions to shareholders from net investment income	(13,781)	(13,805)
Distributions to shareholders from net realized gain	(3,937)	(3,944)
Total distributions	(17,718)	(17,749)
Share transactions Proceeds from sales of shares	854,764	1,403,238
Reinvestment of distributions	17,718	17,749
Cost of shares redeemed	(1,158,949)	(1,198,601)
Net increase (decrease) in net assets resulting from share transactions	(286,467)	222,386
Total increase (decrease) in net assets	380,746	606,502

Net Assets
Beginning of period	3,736,289	3,129,787
End of period (including undistributed net investment income of $1,387 and undistributed net investment income of $10,851, respectively)	$ 4,117,035	$ 3,736,289
Other Information Shares
Sold	84,829	166,673
Issued in reinvestment of distributions	1,788	2,131
Redeemed	(118,268)	(140,623)
Net increase (decrease)	(31,651)	28,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 8.04	$ 7.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.03	.05	.07	.01
Net realized and unrealized gain (loss)	1.76	.93	.16	(2.91)	.73
Total from investment operations	1.77	.96	.21	(2.84)	.74
Distributions from net investment income	(.04)	(.04)	(.04)	(.03)	-
Distributions from net realized gain	(.01)	(.01)	-	-	-
Total distributions	(.05)	(.05)	(.04)	(.03)	-
Net asset value, end of period	$ 10.67	$ 8.95	$ 8.04	$ 7.87	$ 10.74
Total Return B,C	19.76%	11.92%	2.78%	(26.51)%	7.40%
Ratios to Average Net Assets E,H
Expenses before reductions	2.16%A	2.18%	2.64%	2.35%	11.66% A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.98%A	.98%	.99%	.99%	1.00% A
Net investment income (loss)	.22%A	.38%	.86%	.76%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,117	$ 3,736	$ 3,130	$ 4,134	$ 1,618
Portfolio turnover rate F	36%A	38%	54%	21%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 21, 2007 (commencement of operations) to September 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbusements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity® Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Equity Sector Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 412,305
Gross unrealized depreciation	(304,087)
Net unrealized appreciation (depreciation) on securities and other investments	$ 108,218

Tax cost	$ 4,026,652

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $696,950 and $1,003,790, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $22,471.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $338 for the period.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

BMO-SANN-0511
1.848240.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2011